                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                811-5188
                                   ---------------------------------------------

                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                    ----------------------------

Date of fiscal year end:          12-31
                          ------------------------------------------------------

Date of reporting period:         06-30-2008
                          ------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

SEMIANNUAL REPORT
JUNE 30, 2008

[american century investments logo and text logo®]

AMERICAN CENTURY VARIABLE PORTFOLIOS

VP BALANCED FUND

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      U.S. Market Returns. . . . . . . . . . . . . . . . . . . . . . . . .      2

VP BALANCED

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments'
knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By John Schniedwind, Chief Investment Officer, Quantitative Equity

ROUGH SAILING FOR STOCKS

U.S. stocks fell in the first half of 2008 as market conditions grew increasingly volatile. In the first quarter of the year, losses from turbulence in the mortgage and credit markets were more pervasive and substantial than originally anticipated, while the economy teetered on the brink of recession amid job losses and weaker consumer spending. As a result, the major stock indexes suffered their worst quarterly decline since 2002.

The Federal Reserve (the Fed) attempted to provide some stability to the economy and financial system by cutting short-term interest rates aggressively and providing liquidity to the credit markets. The Fed's efforts restored some measure of investor confidence, as did better news on the economy and corporate profits, providing the catalyst for a market rebound in April and
May.

But the recovery was short-lived -- stocks finished the period on a down note as June brought bleaker economic news and another bout of financial-sector losses, reigniting the market's economic and credit fears. In addition, inflation became a greater concern as energy, food, and commodity prices surged.

BONDS ADVANCED MODESTLY

The U.S. bond market also faced increasing volatility but generally produced modest gains for the six-month period. The worsening credit crunch and recession fears stoked demand for the relative safety of high-quality bonds.
The Fed's four interest rate cuts during the period, which lowered the federal funds rate to a 3 1/2-year low of 2%, also provided support for bonds.

However, higher inflation weighed on bonds late in the period. The inflation rate for the 12 months ended June 30, 2008, stood at 5% -- its highest level since 1991. Consequently, bonds gave back some of their gains in the last half of the six-month period as investors demanded higher yields to compensate for rising consumer prices.

Among the bond market's biggest sectors, Treasury and high-quality mortgage-
backed securities generated the best returns, benefiting from the flight to quality. The credit market turmoil weighed on investment-grade corporate bonds, which declined modestly.

U.S. Market Returns
For the six months ended June 30, 2008*
STOCK INDICES
Russell 1000 Index (large-cap)                -11.20%
Russell Midcap Index                           -7.57%
Russell 2000 Index (small-cap)                 -9.37%
CITIGROUP U.S. BOND MARKET INDICES
Broad Investment-Grade (multi-sector)           1.41%
Treasury                                        2.23%
Mortgage (mortgage-backed)                      1.86%
Agency                                          1.58%
Credit (investment-grade corporate)            -0.25%

*Total returns for periods less than one year are not annualized.

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2

PERFORMANCE
VP Balanced

Total Returns as of June 30, 2008
                                               Average Annual Returns
                                             5       10        Since      Inception
                      6 months(1)   1 year   years   years   Inception      Date

CLASS I                 -4.94%      -4.29%   6.52%   3.59%     7.15%       5/1/91

BLENDED INDEX(2)        -6.59%      -5.01%   6.29%   4.35%    8.76%(3)       --

S&P 500 INDEX(4)        -11.91%    -13.12%   7.58%   2.88%    9.59%(3)       --

CITIGROUP
US BROAD
INVESTMENT-GRADE
BOND INDEX               1.41%      7.77%    4.02%   5.76%    6.90%(3)       --

(1) Total returns for periods less than one year are not annualized.

(2) See Index Definitions page.

(3) Since 4/30/91, the date nearest Class I's inception for which data are available.

(4) Data provided by Lipper Inc. - A Reuters Company. ©2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

VP Balanced

Growth of $10,000 Over 10 Years

$10,000 investment made June 30, 1998

One-Year Returns Over 10 Years
Periods ended June 30
                 1999     2000     2001      2002      2003    2004     2005     2006     2007     2008

Class I          5.39%   7.00%    -5.41%    -7.95%    5.71%   11.98%   8.43%    4.67%    12.75%   -4.29%

Blended index   15.19%   6.41%    -4.77%    -7.81%    4.89%   11.38%   6.70%    4.83%    14.65%   -5.01%

S&P 500 Index   22.76%   7.25%   -14.83%    -17.99%   0.25%   19.11%   6.32%    8.63%    20.59%   -13.12%

Citigroup US
Broad
Investment-Grade
Bond Index       3.12%   4.51%    11.26%     8.49%    10.53%   0.37%   7.00%    -0.81%   6.08%     7.77%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
4

PORTFOLIO COMMENTARY
VP Balanced

Equity Portfolio Managers: Bill Martin and Tom Vaiana

Fixed-Income Portfolio Managers: Dave MacEwen, Bob Gahagan, Jeff Houston,
Hando Aguilar, Brian Howell, John Walsh, Dan Shiffman, Jim Platz, and Seth
Plunkett

PERFORMANCE SUMMARY

Balanced returned -4.94%* in the first half of 2008, compared with the -6.59%
return of its benchmark (a blended index consisting of 60% S&P 500 Index and
40% Citigroup US Broad Investment-Grade [BIG] Bond Index).

The negative returns for both the fund and its performance benchmark reflected a sharp decline in stocks and modest gains for bonds. However, the fund held up better as both the equity and fixed-income portions of the portfolio outperformed their respective components in the benchmark. (It's worth noting that the fund's results reflected operating expenses, while the benchmark's return did not.)

STOCK COMPONENT OUTPERFORMED

VP Balanced's stock portfolio declined for the six-month period but outpaced the S&P 500 thanks to favorable stock selection in seven of ten market sectors.

The bulk of the outperformance came from the portfolio's financials and materials stocks. The key to outperformance in the financials sector was avoiding the worst performers, particularly among commercial banks and insurance firms. The most notable of these was insurer American International
Group, which fell sharply during the period as the company faced an SEC investigation, reported the largest quarterly loss in its history, and dismissed its CEO. Commercial bank Wachovia was another noteworthy decliner that the portfolio successfully avoided.

In the materials sector, chemicals stocks were responsible for virtually all of the outperformance, led by agricultural chemicals maker Mosaic. Mosaic, which produces fertilizer and its raw materials, benefited from strong demand for agricultural products and rising commodity prices.

Holdings in the energy and utilities sectors detracted from relative performance. The underperformance in the energy sector stemmed from underweight positions in energy production companies that focus on natural gas, while stock selection

VP Balanced's Top Ten Stock Holdings as of June 30, 2008
                                              % of equity       % of S&P
                                               portfolio       500 Index
Exxon Mobil Corp.                                 5.5%            4.2%
Johnson & Johnson                                 2.7%            1.6%
International Business Machines Corp.             2.7%            1.5%
ConocoPhillips                                    2.7%            1.3%
Hewlett-Packard Co.                               2.1%            1.0%
McDonald's Corp.                                  1.8%            0.6%
AT&T Inc.                                         1.7%            1.8%
Chevron Corp.                                     1.7%            1.8%
Anheuser-Busch Companies, Inc.                    1.7%            0.4%
Amgen Inc.                                        1.6%            0.5%

VP Balanced's Top Five Stock Industries as of June 30, 2008
                                              % of equity       % of S&P
                                               portfolio       500 Index
Oil, Gas & Consumable Fuels                      14.6%           12.6%
IT Services                                       6.8%            2.4%
Pharmaceuticals                                   5.0%            6.1%
Computers & Peripherals                           4.4%            3.2%
Capital Markets                                   3.7%            2.8%

*Total returns for periods less than one year are not annualized.

------
5

VP Balanced

among independent power producers weighed on results in the utilities sector.
The portfolio's biggest individual detractor was health care services provider
Humana, which lowered its earnings forecast for 2008, citing higher-than-expected costs in its Medicare prescription drug program.

FIXED INCOME BOOSTED RESULTS

The portfolio's bond component enjoyed positive performance for the six-month period, outperforming the Citigroup BIG Index. Several factors contributed to the bond component's outperformance of its benchmark. An overweight position in Treasury bonds and an underweight position in corporate bonds added value as Treasury securities outperformed corporate bonds during the period.
Security selection within the portfolio's corporate bond holdings -- in particular, avoiding the struggling financials sector -- also contributed favorably to results.

Diversification also helped, particularly the portfolio's modest positions in municipal bonds and Treasury inflation-protected securities (TIPS). After a huge sell-off in the municipal bond market in February, we initiated a small position in municipal bonds, taking advantage of their relatively high yields.
TIPS were the best performers in the bond market, benefiting from persistently high energy and commodity prices.

The bond portion was also positioned to benefit from a steeper yield curve --
that is, a widening gap between short- and long-term interest rates. Our strategy paid off as this gap expanded during the six-month period.

We recently pared back our overweight position in Treasury bonds after their strong performance over the past 12 months. Instead, we have looked for bargains among downtrodden segments of the market, adding selectively to our holdings of corporate and mortgage-backed securities.

OUTLOOK

The stock and bond markets are likely to face more volatility in the coming months. A meaningful recovery for the economy remains elusive amid further deterioration in the housing and mortgage markets, a rising unemployment rate, and the highest inflation rate in 17 years. In addition, it is not clear whether we've seen the worst of the financial sector losses or an upper boundary on commodity prices, both of which represent further challenges for the economy, the credit markets, and the Federal Reserve. Our focus will remain on our disciplined investment approach, which will allow us to take advantage of investment opportunities that may arise in this uncertain market environment.

Key Fixed-Income Portfolio Statistics
                                                 As of           As of
                                                6/30/08         12/31/07
Weighted Average Maturity                      5.1 years       5.0 years
Average Duration (modified)                    5.8 years       5.1 years

Types of Investments in Portfolio
                                                % of net        % of net
                                              assets as of    assets as of
                                                6/30/08         12/31/07
Domestic Common Stocks                           51.6%           53.4%
Foreign Common Stocks(1)                          3.9%            5.7%
U.S. Government Agency
Mortgage-Backed Securities                       15.4%           14.1%
Corporate Bonds                                  10.4%            7.6%
Asset-Backed Securities and Collateralized
Mortgage Obligations                             10.1%           12.0%
U.S. Treasury Securities                          7.6%            8.3%
Other Securities                                  2.4%            0.3%
Cash and Equivalents(2)                          (1.4)%          (1.4)%

(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

(2) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

------
6

SHAREHOLDER FEE EXAMPLE (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                     Beginning     Ending
                      Account      Account      Expenses Paid
                       Value        Value       During Period*       Annualized
                      1/1/08       6/30/08     1/1/08 - 6/30/08    Expense Ratio*

Actual                $1,000       $950.60          $4.36              0.90%

Hypothetical          $1,000      $1,020.39         $4.52              0.90%

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------
7

SCHEDULE OF INVESTMENTS
VP Balanced

JUNE 30, 2008 (UNAUDITED)

Shares/Principal Amount                                                      Value

Common Stocks -- 55.5%

AEROSPACE & DEFENSE -- 1.6%
        18,249  Boeing Co.                                             $ 1,199,175
         2,774  General Dynamics Corp.                                     233,571
           952  Goodrich Corporation                                        45,182
           737  L-3 Communications Holdings, Inc.                           66,971
         7,654  Lockheed Martin Corp.                                      755,144
         2,756  Raytheon Co.                                               155,108
                                                                     -------------
                                                                         2,455,151
                                                                     -------------
AIR FREIGHT & LOGISTICS -- 0.5%
         1,332  C.H. Robinson Worldwide Inc.                                73,047
         2,159  FedEx Corp.                                                170,108
         8,448  United Parcel Service, Inc. Cl B                           519,298
                                                                     -------------
                                                                           762,453
                                                                     -------------
AIRLINES(1)
         5,857  Southwest Airlines Co.                                      76,375
                                                                     -------------
AUTO COMPONENTS -- 0.2%
         4,027  Johnson Controls, Inc.                                     115,494
         7,605  Lear Corp.(2)                                              107,839
         5,843  TRW Automotive Holdings Corp.(2)                           107,920
                                                                     -------------
                                                                           331,253
                                                                     -------------
AUTOMOBILES(1)
        11,151  Ford Motor Co.(2)(3)                                        53,636
                                                                     -------------
BEVERAGES -- 1.6%
        23,312  Anheuser-Busch Companies, Inc.                           1,448,142
         8,172  Coca-Cola Co. (The)                                        424,781
         9,949  PepsiCo, Inc.                                              632,657
                                                                     -------------
                                                                         2,505,580
                                                                     -------------
BIOTECHNOLOGY -- 1.2%
        29,116  Amgen Inc.(2)                                            1,373,111
         7,587  Cephalon, Inc.(2)(3)                                       505,977
         1,139  Gilead Sciences, Inc.(2)                                    60,310
                                                                     -------------
                                                                         1,939,398
                                                                     -------------
CAPITAL MARKETS -- 2.1%
         6,638  Charles Schwab Corp. (The)                                 136,345
         8,425  Federated Investors Inc. Cl B                              289,989
         2,307  Goldman Sachs Group, Inc. (The)                            403,494
           834  Janus Capital Group Inc.                                    22,076
        17,984  Knight Capital Group, Inc. Cl A(2)                         323,352
         9,057  Morgan Stanley                                             326,686
         6,294  Northern Trust Corp.                                       431,580

Shares/Principal Amount                                                      Value

        10,958  Raymond James Financial, Inc.(3)                         $ 289,182
        15,502  State Street Corp.                                         991,972
                                                                     -------------
                                                                         3,214,676
                                                                     -------------
CHEMICALS -- 1.0%
           176  Ashland Inc.                                                 8,483
         1,558  Celanese Corp., Series A                                    71,138
         1,664  CF Industries Holdings, Inc.                               254,259
         4,407  Monsanto Co.                                               557,222
         2,167  Mosaic Co. (The)(2)                                        313,565
            88  Potash Corp. of Saskatchewan                                20,114
           447  Sigma-Aldrich Corp.                                         24,075
         6,212  Terra Industries Inc.                                      306,562
                                                                     -------------
                                                                         1,555,418
                                                                     -------------
COMMERCIAL BANKS -- 0.9%
        13,507  Royal Bank of Canada                                       603,358
        34,021  Wells Fargo & Co.                                          807,998
                                                                     -------------
                                                                         1,411,356
                                                                     -------------
COMMERCIAL SERVICES & SUPPLIES -- 0.1%
         2,177  Allied Waste Industries Inc.(2)                             27,474
         3,543  R.R. Donnelley & Sons Co.                                  105,191
           827  Watson Wyatt Worldwide, Inc. Cl A                           43,740
                                                                     -------------
                                                                           176,405
                                                                     -------------
COMMUNICATIONS EQUIPMENT -- 0.3%
        11,736  Cisco Systems Inc.(2)                                      272,980
         8,246  Corning Inc.                                               190,070
           819  QUALCOMM Inc.                                               36,339
                                                                     -------------
                                                                           499,389
                                                                     -------------
COMPUTERS & PERIPHERALS -- 2.4%
         7,031  Apple Inc.(2)                                            1,177,271
        14,981  EMC Corp.(2)                                               220,071
        41,149  Hewlett-Packard Co.                                      1,819,196
         7,184  Sun Microsystems, Inc.(2)                                   78,162
        13,724  Western Digital Corp.(2)                                   473,890
                                                                     -------------
                                                                         3,768,590
                                                                     -------------
CONSTRUCTION & ENGINEERING -- 0.6%
         5,436  Chicago Bridge & Iron Company New York Shares              216,462
         1,532  EMCOR Group Inc.(2)                                         43,708
         3,486  Fluor Corp.                                                648,674
                                                                     -------------
                                                                           908,844
                                                                     -------------
CONSUMER FINANCE -- 0.6%
         6,111  American Express Co.                                       230,201
         8,564  Capital One Financial Corp.                                325,518
        30,926  Discover Financial Services                                407,295
                                                                     -------------
                                                                           963,014
                                                                     -------------

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8

VP Balanced

Shares/Principal Amount                                                      Value

CONTAINERS & PACKAGING -- 0.2%
         2,786  Owens-Illinois Inc.(2)                                   $ 116,148
         6,923  Rock-Tenn Co. Cl A(3)                                      207,621
         1,107  Sonoco Products Co.                                         34,262
                                                                     -------------
                                                                           358,031
                                                                     -------------
DIVERSIFIED FINANCIAL SERVICES -- 1.0%
        24,612  Bank of America Corp.                                      587,488
        26,753  JPMorgan Chase & Co.                                       917,896
                                                                     -------------
                                                                         1,505,384
                                                                     -------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.4%
        43,836  AT&T Inc.                                                1,476,836
           829  CenturyTel Inc.                                             29,504
         1,098  Embarq Corp.                                                51,902
        15,970  Verizon Communications Inc.                                565,338
         3,245  Windstream Corp.                                            40,043
                                                                     -------------
                                                                         2,163,623
                                                                     -------------
ELECTRIC UTILITIES -- 1.3%
         9,791  Duke Energy Corp.                                          170,168
         2,316  Edison International                                       118,996
        10,034  Entergy Corp.                                            1,208,897
         1,166  Exelon Corp.                                               104,893
         5,156  FPL Group, Inc.                                            338,130
         1,866  PPL Corp.                                                   97,536
                                                                     -------------
                                                                         2,038,620
                                                                     -------------
ELECTRICAL EQUIPMENT -- 0.2%
         5,755  Emerson Electric Co.                                       284,585
                                                                     -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.0%
        46,929  Celestica Inc.(2)                                          395,611
        32,924  Tyco Electronics Ltd.                                    1,179,338
                                                                     -------------
                                                                         1,574,949
                                                                     -------------
ENERGY EQUIPMENT & SERVICES -- 2.0%
         8,105  ENSCO International Inc.                                   654,397
         7,030  FMC Technologies Inc.(2)                                   540,818
         9,984  Halliburton Co.                                            529,851
         7,217  National Oilwell Varco, Inc.(2)                            640,292
         1,803  Noble Corp.                                                117,123
         5,532  Schlumberger Ltd.                                          594,303
         1,291  Smith International, Inc.                                  107,334
           110  Unit Corp.(2)                                                9,127
                                                                     -------------
                                                                         3,193,245
                                                                     -------------
FOOD & STAPLES RETAILING -- 1.3%
         3,052  Costco Wholesale Corp.                                     214,067
         9,584  Safeway Inc.                                               273,623
        14,225  SYSCO Corp.                                                391,330
        20,780  Wal-Mart Stores, Inc.                                    1,167,836
                                                                     -------------
                                                                         2,046,856
                                                                     -------------

Shares/Principal Amount                                                      Value

FOOD PRODUCTS -- 0.7%
         7,247  Flowers Foods Inc.                                       $ 205,380
        10,013  General Mills, Inc.                                        608,490
         4,656  H.J. Heinz Co.                                             222,790
                                                                     -------------
                                                                         1,036,660
                                                                     -------------
GAS UTILITIES -- 0.1%
         2,799  Nicor Inc.(3)                                              119,209
                                                                     -------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.9%
        18,344  Baxter International Inc.                                1,172,915
         3,436  Becton, Dickinson & Co.                                    279,347
                                                                     -------------
                                                                         1,452,262
                                                                     -------------
HEALTH CARE PROVIDERS & SERVICES -- 0.3%
         2,226  Express Scripts, Inc.(2)                                   139,615
         8,311  Owens & Minor Inc.                                         379,729
                                                                     -------------
                                                                           519,344
                                                                     -------------
HEALTH CARE TECHNOLOGY(1)
         2,556  IMS Health Inc.                                             59,555
                                                                     -------------
HOTELS, RESTAURANTS & LEISURE -- 1.6%
         2,388  Choice Hotels International Inc.                            63,282
        27,307  McDonald's Corp.                                         1,535,199
        10,160  Starwood Hotels & Resorts Worldwide, Inc.                  407,111
        13,184  Yum! Brands, Inc.                                          462,627
                                                                     -------------
                                                                         2,468,219
                                                                     -------------
HOUSEHOLD DURABLES -- 0.5%
         1,523  NVR, Inc.(2)(3)                                            761,622
           223  Snap-on Inc.                                                11,598
         1,026  Tupperware Brands Corp.                                     35,110
                                                                     -------------
                                                                           808,330
                                                                     -------------
HOUSEHOLD PRODUCTS -- 0.9%
         4,176  Colgate-Palmolive Co.                                      288,562
        18,779  Procter & Gamble Co. (The)                               1,141,951
                                                                     -------------
                                                                         1,430,513
                                                                     -------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.6%
        43,471  Reliant Energy, Inc.(2)                                    924,628
                                                                     -------------
INDUSTRIAL CONGLOMERATES -- 0.8%
        46,149  General Electric Co.                                     1,231,717
                                                                     -------------
INSURANCE -- 1.9%
         9,486  Ace, Ltd.                                                  522,584
         5,928  American Financial Group, Inc.                             158,574
        10,268  Arch Capital Group Ltd.(2)(3)                              680,973
         8,319  Aspen Insurance Holdings Ltd.                              196,911
           441  Assurant, Inc.                                              29,088
         8,476  Axis Capital Holdings Ltd.                                 252,670
         9,921  MetLife, Inc.                                              523,531

------
9

VP Balanced

Shares/Principal Amount                                                      Value

         6,387  Platinum Underwriters Holdings, Ltd.                     $ 208,280
         5,433  Travelers Companies, Inc. (The)                            235,792
         6,544  Unum Group                                                 133,825
                                                                     -------------
                                                                         2,942,228
                                                                     -------------
INTERNET & CATALOG RETAIL(1)
           733  Amazon.com, Inc.(2)                                         53,751
                                                                     -------------
INTERNET SOFTWARE & SERVICES -- 0.5%
         1,525  Google Inc. Cl A(2)                                        802,791
                                                                     -------------
IT SERVICES -- 3.8%
        28,377  Accenture Ltd. Cl A                                      1,155,511
        19,841  International Business Machines Corp.                    2,351,753
         1,578  MasterCard Inc. Cl A                                       418,991
         6,358  Metavante Technologies Inc.(2)                             143,818
         8,541  Visa Inc. Cl A(2)                                          694,469
        45,916  Western Union Co. (The)                                  1,135,044
                                                                     -------------
                                                                         5,899,586
                                                                     -------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
         3,219  Hasbro, Inc.                                               114,983
         3,581  Polaris Industries Inc.(3)                                 144,600
                                                                     -------------
                                                                           259,583
                                                                     -------------
LIFE SCIENCES TOOLS & SERVICES -- 0.2%
         3,206  Invitrogen Corp.(2)                                        125,868
         2,779  Thermo Fisher Scientific Inc.(2)                           154,873
                                                                     -------------
                                                                           280,741
                                                                     -------------
MACHINERY -- 1.0%
        13,675  Caterpillar Inc.                                         1,009,489
         1,203  Dover Corp.                                                 58,189
         1,330  Flowserve Corp.                                            181,811
         4,441  Parker-Hannifin Corp.                                      316,732
                                                                     -------------
                                                                         1,566,221
                                                                     -------------
MEDIA -- 1.2%
        28,955  Comcast Corp. Cl A                                         549,276
         5,050  DIRECTV Group, Inc. (The)(2)                               130,846
        18,042  DISH Network Corp. Cl A(2)                                 528,270
         1,690  Omnicom Group Inc.                                          75,847
         3,592  Viacom Inc. Cl B(2)                                        109,700
        13,712  Walt Disney Co. (The)                                      427,814
                                                                     -------------
                                                                         1,821,753
                                                                     -------------
METALS & MINING -- 0.7%
         8,644  Freeport-McMoRan Copper & Gold, Inc.                     1,012,990
                                                                     -------------
MULTI-UTILITIES -- 0.1%
           513  DTE Energy Company                                          21,772

Shares/Principal Amount                                                      Value

         3,062  Public Service Enterprise Group Inc.                     $ 140,637
                                                                     -------------
                                                                           162,409
                                                                     -------------
MULTILINE RETAIL -- 0.5%
        23,708  Big Lots, Inc.(2)                                          740,638
                                                                     -------------
OFFICE ELECTRONICS -- 0.1%
        14,268  Xerox Corp.                                                193,474
                                                                     -------------
OIL, GAS & CONSUMABLE FUELS -- 8.1%
         2,378  Apache Corp.                                               330,542
        14,896  Chevron Corp.                                            1,476,640
        24,478  ConocoPhillips                                           2,310,478
         3,079  Devon Energy Corp.                                         369,973
        53,788  Exxon Mobil Corp.                                        4,740,337
         2,057  Hess Corp.                                                 259,573
         1,376  Holly Corp.                                                 50,802
           540  Massey Energy Co.                                           50,625
         6,578  McMoRan Exploration Co.(2)(3)                              181,027
         1,061  Noble Energy Inc.                                          106,694
         9,708  Occidental Petroleum Corp.                                 872,361
         8,506  Spectra Energy Corp.                                       244,462
         9,809  Stone Energy Corp.(2)(3)                                   646,511
        10,148  Sunoco, Inc.                                               412,922
         7,949  W&T Offshore Inc.                                          465,096
         3,734  Williams Companies, Inc. (The)                             150,518
                                                                     -------------
                                                                        12,668,561
                                                                     -------------
PHARMACEUTICALS -- 2.8%
        17,370  Eli Lilly & Co.                                            801,799
        36,913  Johnson & Johnson                                        2,374,983
         5,010  Merck & Co., Inc.                                          188,827
        37,860  Pfizer Inc.                                                661,414
        14,709  Schering-Plough Corp.                                      289,620
                                                                     -------------
                                                                         4,316,643
                                                                     -------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.1%
         1,622  Equity Residential                                          62,074
         3,332  Host Hotels & Resorts Inc.                                  45,482
           845  Public Storage Inc.                                         68,267
                                                                     -------------
                                                                           175,823
                                                                     -------------
ROAD & RAIL -- 0.6%
         2,489  Burlington Northern Santa Fe Corp.                         248,626
         3,405  CSX Corp.                                                  213,868
         2,942  Norfolk Southern Corp.                                     184,375
           301  Ryder System, Inc.                                          20,733
         4,162  Union Pacific Corp.                                        314,231
                                                                     -------------
                                                                           981,833
                                                                     -------------

------
10

VP Balanced

Shares/Principal Amount                                                      Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.0%
        53,507  Amkor Technology Inc.(2)                                 $ 557,008
        18,710  Intel Corp.                                                401,891
        42,754  LSI Corp.(2)                                               262,510
        38,829  National Semiconductor Corp.                               797,548
        38,273  Texas Instruments Inc.                                   1,077,767
                                                                     -------------
                                                                         3,096,724
                                                                     -------------
SOFTWARE -- 1.5%
         9,502  Adobe Systems Inc.(2)                                      374,284
         1,017  BMC Software Inc.(2)                                        36,612
         2,182  CA, Inc.                                                    50,382
        29,460  Microsoft Corp.                                            810,445
        51,483  Symantec Corp.(2)                                          996,196
                                                                     -------------
                                                                         2,267,919
                                                                     -------------
SPECIALTY RETAIL -- 1.6%
         9,221  AutoZone, Inc.(2)                                        1,115,834
        10,077  Best Buy Co., Inc.                                         399,049
        39,700  Gap, Inc. (The)                                            661,799
        25,660  RadioShack Corp.                                           314,848
                                                                     -------------
                                                                         2,491,530
                                                                     -------------
THRIFTS & MORTGAGE FINANCE -- 0.1%
        23,673  Countrywide Financial Corp.(3)                             100,610
         2,039  Fannie Mae                                                  39,781
                                                                     -------------
                                                                           140,391
                                                                     -------------
TOBACCO -- 0.5%
        23,068  Altria Group Inc.                                          474,278
         6,192  Philip Morris International Inc.                           305,823
                                                                     -------------
                                                                           780,101
                                                                     -------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
         2,980  American Tower Corp. Cl A(2)                               125,905
                                                                     -------------
TOTAL COMMON STOCKS
(Cost $80,594,363)                                                      86,618,863
                                                                     -------------

U.S. Government Agency Mortgage-Backed Securities(4) -- 13.6%

      $ 55,064  FHLMC, 7.00%, 11/1/13                                       57,683
       101,103  FHLMC, 6.50%, 6/1/16                                       105,929
        82,682  FHLMC, 6.50%, 6/1/16                                        86,123
       738,932  FHLMC, 4.50%, 1/1/19                                       722,630
        25,268  FHLMC, 6.50%, 1/1/28                                        26,330
        17,575  FHLMC, 6.50%, 6/1/29                                        18,314
        20,411  FHLMC, 8.00%, 7/1/30                                        22,116
       679,693  FHLMC, 5.50%, 12/1/33                                      673,534
        83,273  FHLMC, 6.50%, 7/1/47                                        85,290
     4,518,873  FNMA, 6.00%, settlement date 7/14/08(5)                  4,559,118

Shares/Principal Amount                                                      Value

    $1,518,000  FNMA, 6.50%, settlement date 7/14/08(5)                $ 1,562,828
        18,370  FNMA, 5.50%, 12/1/08                                        18,386
         6,107  FNMA, 6.50%, 11/1/11                                         6,359
        12,915  FNMA, 6.00%, 4/1/13                                         13,298
         6,175  FNMA, 6.00%, 4/1/13                                          6,358
         2,363  FNMA, 6.00%, 5/1/13                                          2,433
         3,646  FNMA, 6.50%, 6/1/13                                          3,800
        25,679  FNMA, 6.50%, 6/1/13                                         26,764
         6,712  FNMA, 6.00%, 7/1/13                                          6,911
        81,944  FNMA, 6.00%, 1/1/14                                         84,374
       391,239  FNMA, 4.50%, 5/1/19                                        381,751
       376,127  FNMA, 4.50%, 5/1/19                                        367,006
         7,003  FNMA, 6.50%, 1/1/28                                          7,288
        25,279  FNMA, 7.00%, 1/1/28                                         26,847
        50,472  FNMA, 6.50%, 1/1/29                                         52,529
        61,614  FNMA, 7.50%, 7/1/29                                         66,520
        19,454  FNMA, 7.50%, 9/1/30                                         20,971
        64,318  FNMA, 6.50%, 1/1/32                                         66,819
       497,384  FNMA, 5.50%, 6/1/33                                        493,255
       830,320  FNMA, 5.50%, 7/1/33                                        823,427
       398,712  FNMA, 5.50%, 8/1/33                                        395,402
     1,708,144  FNMA, 5.00%, 11/1/33(6)                                  1,648,125
     1,735,788  FNMA, 5.50%, 1/1/34(6)                                   1,722,557
     1,386,648  FNMA, 5.00%, 8/1/35(6)                                   1,334,026
     1,332,432  FNMA, 4.50%, 9/1/35(6)                                   1,236,923
     1,733,557  FNMA, 5.00%, 2/1/36(6)                                   1,667,770
     1,046,013  FNMA, 6.50%, 8/1/37(6)                                   1,070,508
        40,519  FNMA, 6.50%, 6/1/47                                         41,500
       139,765  FNMA, 6.50%, 8/1/47                                        143,149
        98,131  FNMA, 6.50%, 8/1/47                                        100,508
       132,962  FNMA, 6.50%, 9/1/47                                        136,182
       234,038  FNMA, 6.50%, 9/1/47                                        239,706
       114,924  FNMA, 6.50%, 9/1/47                                        117,708
        16,866  FNMA, 6.50%, 9/1/47                                         17,274
       161,927  FNMA, 6.50%, 9/1/47                                        165,849
        54,655  GNMA, 7.00%, 4/20/26                                        58,242
        31,587  GNMA, 7.50%, 8/15/26                                        34,037
        11,483  GNMA, 7.00%, 2/15/28                                        12,248
        19,992  GNMA, 7.50%, 2/15/28                                        21,529
         3,330  GNMA, 6.50%, 5/15/28                                         3,462
         4,122  GNMA, 6.50%, 5/15/28                                         4,286
        15,882  GNMA, 7.00%, 12/15/28                                       16,940
         5,933  GNMA, 8.00%, 12/15/29                                        6,500
       107,111  GNMA, 7.00%, 5/15/31                                       114,152
       500,997  GNMA, 5.50%, 11/15/32                                      500,904
                                                                     -------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $21,303,839)                                                      21,204,478
                                                                     -------------

------
11

VP Balanced

Shares/Principal Amount                                                      Value

Corporate Bonds -- 10.4%

AEROSPACE & DEFENSE -- 0.3%
      $ 57,000  Honeywell International Inc., 5.30%, 3/15/17(6)            $56,819
        70,000  Honeywell International Inc., 5.30%, 3/1/18(6)              69,188
       112,000  Lockheed Martin Corp., 6.15%, 9/1/36(6)                    111,321
       155,000  United Technologies Corp., 4.375%, 5/1/10(6)               158,251
       134,000  United Technologies Corp., 6.05%, 6/1/36(6)                133,379
                                                                     -------------
                                                                           528,958
                                                                     -------------
AUTOMOBILES -- 0.1%
        70,000  DaimlerChrysler N.A. Holding Corp., 5.875%,
                3/15/11                                                     70,962
       100,000  DaimlerChrysler N.A. Holding Corp., 6.50%,
                11/15/13                                                   103,879
                                                                     -------------
                                                                           174,841
                                                                     -------------
BEVERAGES -- 0.4%
       170,000  Coca-Cola Co. (The), 5.35%, 11/15/17(6)                    171,923
       130,000  Diageo Capital plc, 5.75%, 10/23/17(6)                     128,720
       124,000  Miller Brewing Co., 4.25%, 8/15/08 (Acquired
                1/6/04, Cost $126,011)(6)(7)                               124,173
       190,000  SABMiller plc, 6.20%, 7/1/11 (Acquired 6/27/06,
                Cost $189,865)(6)(7)                                       195,071
                                                                     -------------
                                                                           619,887
                                                                     -------------
CAPITAL MARKETS -- 0.4%
       160,000  Credit Suisse, 5.00%, 5/15/13(6)                           155,939
       180,000  Merrill Lynch & Co., Inc., 4.79%, 8/4/10(6)                175,119
       160,000  Merrill Lynch & Co., Inc., 6.875%, 4/25/18(6)              152,754
       100,000  Morgan Stanley, 6.625%, 4/1/18(6)                           95,052
                                                                     -------------
                                                                           578,864
                                                                     -------------
CHEMICALS -- 0.1%
       100,000  Air Products and Chemicals, Inc., 4.15%, 2/1/13             97,936
        70,000  Rohm and Haas Co., 5.60%, 3/15/13                           70,237
                                                                     -------------
                                                                           168,173
                                                                     -------------
COMMERCIAL BANKS -- 0.6%
        90,000  Fifth Third Bancorp, 6.25%, 5/1/13(6)                       82,495
        80,000  KeyCorp, 6.50%, 5/14/13(6)                                  71,529

Shares/Principal Amount                                                      Value

     $ 130,000  PNC Bank N.A., 4.875%, 9/21/17(6)                        $ 114,462
        80,000  PNC Bank N.A., 6.00%, 12/7/17(6)                            75,970
        97,000  PNC Funding Corp., 5.125%, 12/14/10(6)                      96,469
       110,000  Wachovia Bank N.A., 4.80%, 11/1/14(6)                       99,869
       172,000  Wachovia Bank N.A., 4.875%, 2/1/15(6)                      156,576
       152,000  Wells Fargo & Co., 4.625%, 8/9/10(6)                       153,640
       100,000  Wells Fargo & Co., 4.375%, 1/31/13(6)                       96,969
                                                                     -------------
                                                                           947,979
                                                                     -------------
COMMERCIAL SERVICES & SUPPLIES(1)
        70,000  Pitney Bowes, Inc., 5.75%, 9/15/17                          69,820
                                                                     -------------
COMPUTERS & PERIPHERALS -- 0.1%
       170,000  Hewlett-Packard Co., 4.50%, 3/1/13                         168,617
                                                                     -------------
CONSUMER FINANCE(1)
        70,000  American Express Centurion Bank, 4.375%, 7/30/09            69,731
                                                                     -------------
DIVERSIFIED FINANCIAL SERVICES -- 1.0%
       240,000  Bank of America Corp., 4.375%, 12/1/10(6)                  239,373
       150,000  Bank of America Corp., 4.90%, 5/1/13(6)                    144,973
       150,000  Bank of America Corp., 5.65%, 5/1/18(6)                    140,502
       124,000  Bank of America N.A., 5.30%, 3/15/17(6)                    114,174
       110,000  Bank of America N.A., 6.00%, 10/15/36(6)                    97,931
       100,000  Citigroup Inc., 5.50%, 4/11/13(6)                           97,739
        90,000  Citigroup Inc., 5.00%, 9/15/14(6)                           83,559
        90,000  Citigroup Inc., 6.125%, 5/15/18(6)                          86,408
       100,000  General Electric Capital Corp., 6.125%, 2/22/11(6)         104,571
        60,000  General Electric Capital Corp., 4.80%, 5/1/13(6)            58,868
       140,000  General Electric Capital Corp., 5.625%, 9/15/17(6)         137,347
        60,000  John Deere Capital Corp., 4.50%, 4/3/13(6)                  59,339
       157,000  John Deere Capital Corp., 5.50%, 4/13/17(6)                157,722

------
12

VP Balanced

Shares/Principal Amount                                                      Value

     $ 130,000  Pricoa Global Funding I, 5.40%, 10/18/12
                (Acquired 10/11/07, Cost $129,741)(6)(7)                 $ 129,949
                                                                     -------------
                                                                         1,652,455
                                                                     -------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
       154,000  AT&T Corp., 7.30%, 11/15/11(6)                             164,200
       110,000  AT&T Inc., 6.80%, 5/15/36(6)                               110,799
        30,000  AT&T Inc., 6.40%, 5/15/38(6)                                28,875
        24,000  BellSouth Corp., 6.875%, 10/15/31(6)                        24,091
       120,000  British Telecommunications plc, 5.95%, 1/15/18(6)          115,041
        65,000  Embarq Corp., 7.08%, 6/1/16(6)                              61,876
        30,000  Qwest Corp., 7.875%, 9/1/11(6)                              30,150
        60,000  Qwest Corp., 7.50%, 10/1/14(6)                              58,050
       150,000  Telecom Italia Capital SA, 4.00%, 1/15/10(6)               148,056
        80,000  Telefonica Emisiones SAU, 7.05%, 6/20/36(6)                 82,526
        90,000  Verizon Communications Inc., 5.55%, 2/15/16(6)              87,873
        70,000  Verizon Communications Inc., 5.50%, 2/15/18(6)              66,782
        60,000  Verizon Communications Inc., 6.10%, 4/15/18(6)              59,736
        64,000  Verizon Communications Inc., 6.25%, 4/1/37(6)               59,262
       100,000  Verizon Communications Inc., 6.40%, 2/15/38(6)              93,585
                                                                     -------------
                                                                         1,190,902
                                                                     -------------
ELECTRIC UTILITIES -- 0.4%
       147,000  Carolina Power & Light Co., 5.15%, 4/1/15                  146,912
       118,000  Cleveland Electric Illuminating Co. (The), 5.70%,
                4/1/17                                                     112,528
        79,000  Florida Power Corp., 4.50%, 6/1/10                          79,852
        70,000  Florida Power Corp., 6.35%, 9/15/37                         71,487
       102,000  Southern California Edison Co., 5.625%, 2/1/36              96,987
        60,000  Toledo Edison Co. (The), 6.15%, 5/15/37                     52,308
                                                                     -------------
                                                                           560,074
                                                                     -------------
ELECTRICAL EQUIPMENT -- 0.1%
       100,000  Rockwell Automation, Inc., 6.25%, 12/1/37(6)               101,141
                                                                     -------------
FOOD & STAPLES RETAILING -- 0.4%
        80,000  CVS Caremark Corp., 5.75%, 6/1/17                           78,928
       130,000  SYSCO Corp., 4.20%, 2/12/13                                127,250

Shares/Principal Amount                                                      Value

     $ 132,000  Wal-Mart Stores, Inc., 4.125%, 7/1/10                    $ 133,842
        60,000  Wal-Mart Stores, Inc., 4.25%, 4/15/13                       59,754
       138,000  Wal-Mart Stores, Inc., 5.875%, 4/5/27                      134,355
        80,000  Wal-Mart Stores, Inc., 6.50%, 8/15/37                       82,714
        60,000  Wal-Mart Stores, Inc., 6.20%, 4/15/38                       59,230
                                                                     -------------
                                                                           676,073
                                                                     -------------
FOOD PRODUCTS -- 0.5%
       205,000  Cadbury Schweppes U.S. Finance LLC, 3.875%,
                10/1/08 (Acquired 6/14/05-10/17/06, Cost
                $200,791)(6)(7)                                            204,803
       100,000  Cargill Inc., 5.20%, 1/22/13 (Acquired 1/16/08,
                Cost $99,917)(6)(7)                                         99,179
       170,000  General Mills, Inc., 5.65%, 9/10/12(6)                     173,567
        70,000  Kellogg Co., 6.60%, 4/1/11(6)                               73,711
       100,000  Kellogg Co., 5.125%, 12/3/12(6)                            101,454
       100,000  Kraft Foods Inc., 6.00%, 2/11/13(6)                        101,173
                                                                     -------------
                                                                           753,887
                                                                     -------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
       220,000  Baxter Finco BV, 4.75%, 10/15/10                           222,657
       150,000  Baxter International Inc., 5.90%, 9/1/16                   154,039
        70,000  Baxter International Inc., 6.25%, 12/1/37                   70,513
                                                                     -------------
                                                                           447,209
                                                                     -------------
HOTELS, RESTAURANTS & LEISURE -- 0.3%
       170,000  McDonald's Corp., 5.35%, 3/1/18                            166,414
        70,000  McDonald's Corp., 6.30%, 10/15/37                           69,945
       130,000  Royal Caribbean Cruises Ltd., 7.00%, 6/15/13               115,700
        70,000  Yum! Brands, Inc., 6.875%, 11/15/37                         64,868
                                                                     -------------
                                                                           416,927
                                                                     -------------
HOUSEHOLD PRODUCTS -- 0.1%
        70,000  Kimberly-Clark Corp., 6.125%, 8/1/17                        72,912
       100,000  Procter & Gamble Co. (The), 5.55%, 3/5/37                   96,585
                                                                     -------------
                                                                           169,497
                                                                     -------------

------
13

VP Balanced

Shares/Principal Amount                                                      Value

INDUSTRIAL CONGLOMERATES -- 0.3%
     $ 357,000  General Electric Co., 5.00%, 2/1/13(6)                   $ 360,080
        70,000  General Electric Co., 5.25%, 12/6/17(6)                     67,515
                                                                     -------------
                                                                           427,595
                                                                     -------------
INSURANCE -- 0.7%
       170,000  Allstate Financial Global Funding, 4.25%, 9/10/08
                (Acquired 9/3/03, Cost $169,667)(6)(7)                     170,247
       125,000  Hartford Financial Services Group Inc. (The),
                5.375%, 3/15/17(6)                                         118,149
        70,000  Hartford Financial Services Group Inc. (The),
                6.30%, 3/15/18(6)                                           70,152
        50,000  Hartford Financial Services Group Inc. (The),
                6.00%, 1/15/19(6)                                           48,232
       140,000  Lincoln National Corp., 6.30%, 10/9/37(6)                  132,071
       150,000  MetLife Global Funding I, 5.125%, 4/10/13
                (Acquired 4/7/08, Cost $149,889)(6)(7)                     147,919
       160,000  New York Life Global Funding, 4.65%, 5/9/13
                (Acquired 5/2/08, Cost $159,718)(6)(7)                     158,949
       100,000  Prudential Financial, Inc., 6.00%, 12/1/17(6)               99,213
        80,000  Prudential Financial, Inc., 5.40%, 6/13/35(6)               67,233
        70,000  Travelers Companies, Inc. (The), 6.25%, 6/15/37(6)          65,361
                                                                     -------------
                                                                         1,077,526
                                                                     -------------
MACHINERY -- 0.1%
        70,000  Atlas Copco AB, 5.60%, 5/22/17 (Acquired 5/15/07,
                Cost $69,969)(7)                                            68,281
        70,000  Caterpillar Financial Services Corp., 4.85%,
                12/7/12                                                     69,888
                                                                     -------------
                                                                           138,169
                                                                     -------------
MEDIA -- 0.7%
       144,000  Comcast Corp., 5.90%, 3/15/16(6)                           141,035
        60,000  Comcast Corp., 5.70%, 5/15/18(6)                            57,087
        60,000  Comcast Corp., 6.40%, 5/15/38(6)                            55,643
        80,000  News America Holdings, 7.75%, 1/20/24(6)                    86,756
       100,000  Pearson Dollar Finance Two plc, 6.25%, 5/6/18
                (Acquired 4/29/08, Cost $99,816)(6)(7)                      99,129

Shares/Principal Amount                                                      Value

     $ 190,000  Rogers Cable Inc., 6.25%, 6/15/13(6)                     $ 194,445
       190,000  Time Warner Cable Inc., 5.40%, 7/2/12(6)                   188,321
       160,000  Time Warner Cable Inc., 6.75%, 7/1/18(6)                   161,514
        50,000  Time Warner Inc., 5.50%, 11/15/11(6)                        49,319
        24,000  Time Warner Inc., 7.625%, 4/15/31(6)                        24,477
                                                                     -------------
                                                                         1,057,726
                                                                     -------------
METALS & MINING -- 0.2%
       190,000  Rio Tinto Finance USA Ltd., 5.875%, 7/15/13                191,350
        58,000  Xstrata Finance Canada Ltd., 5.80%, 11/15/16
                (Acquired 11/8/06, Cost $57,857)(7)                         54,838
                                                                     -------------
                                                                           246,188
                                                                     -------------
MULTI-UTILITIES -- 0.4%
        70,000  CenterPoint Energy Resources Corp., 6.125%,
                11/1/17                                                     68,373
       100,000  CenterPoint Energy Resources Corp., 6.25%, 2/1/37           89,196
        76,000  Dominion Resources Inc., 4.75%, 12/15/10                    76,545
       140,000  NSTAR Electric Co., 5.625%, 11/15/17                       141,882
       120,000  Pacific Gas and Electric Co., 4.20%, 3/1/11                119,100
        80,000  Pacific Gas and Electric Co., 6.05%, 3/1/34                 77,552
        48,000  Pacific Gas and Electric Co., 5.80%, 3/1/37                 45,004
        60,000  Pacific Gas and Electric Co., 6.35%, 2/15/38                60,307
                                                                     -------------
                                                                           677,959
                                                                     -------------
MULTILINE RETAIL -- 0.2%
        52,000  Federated Retail Holdings, Inc., 5.35%, 3/15/12             48,374
        70,000  Kohl's Corp., 6.875%, 12/15/37                              63,344
       180,000  Macy's Retail Holdings, Inc., 5.875%, 1/15/13              167,264
                                                                     -------------
                                                                           278,982
                                                                     -------------
OIL, GAS & CONSUMABLE FUELS -- 0.7%
        70,000  Canadian Natural Resources Ltd., 5.70%, 5/15/17(6)          68,759
        70,000  Canadian Natural Resources Ltd., 6.75%, 2/1/39(6)           70,530
       130,000  Enbridge Energy Partners, L.P., 6.50%, 4/15/18
                (Acquired 3/31/08, Cost $129,306)(6)(7)                    130,928
       232,000  Enterprise Products Operating L.P., 4.95%,
                6/1/10(6)                                                  232,095

------
14

VP Balanced

Shares/Principal Amount                                                      Value

      $ 80,000  Enterprise Products Operating L.P., 6.30%,
                9/15/17(6)                                                 $79,688
       110,000  Nexen Inc., 6.40%, 5/15/37(6)                              104,710
       181,000  Premcor Refining Group Inc. (The), 6.125%,
                5/1/11(6)                                                  182,160
        80,000  Tesoro Corp., 6.25%, 11/1/12(6)                             76,400
        40,000  TransCanada PipeLines Ltd., 6.20%, 10/15/37(6)              36,864
       101,000  XTO Energy Inc., 5.30%, 6/30/15(6)                          98,840
        80,000  XTO Energy Inc., 6.10%, 4/1/36(6)                           76,544
        30,000  XTO Energy Inc., 6.375%, 6/15/38(6)                         28,802
                                                                     -------------
                                                                         1,186,320
                                                                     -------------
PHARMACEUTICALS -- 0.6%
        85,000  Abbott Laboratories, 5.875%, 5/15/16                        87,707
        50,000  Abbott Laboratories, 5.60%, 11/30/17                        50,599
       310,000  AstraZeneca plc, 5.40%, 9/15/12(6)                         317,449
       110,000  AstraZeneca plc, 5.90%, 9/15/17(6)                         113,061
       160,000  GlaxoSmithKline Capital Inc., 4.85%, 5/15/13               160,024
        90,000  GlaxoSmithKline Capital Inc., 6.375%, 5/15/38               89,752
        77,000  Wyeth, 5.95%, 4/1/37                                        74,674
                                                                     -------------
                                                                           893,266
                                                                     -------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.1%
       140,000  ProLogis, 5.625%, 11/15/16                                 130,040
                                                                     -------------
ROAD & RAIL -- 0.1%
       100,000  Union Pacific Corp., 5.75%, 11/15/17                        98,677
                                                                     -------------
SOFTWARE -- 0.4%
        75,000  Intuit Inc., 5.75%, 3/15/17(6)                              70,657
       161,000  Oracle Corp., 5.00%, 1/15/11(6)                            164,271
       330,000  Oracle Corp., 5.75%, 4/15/18(6)                            330,819
                                                                     -------------
                                                                           565,747
                                                                     -------------
SPECIALTY RETAIL(1)
        70,000  Lowe's Companies, Inc., 5.60%, 9/15/12                      72,234
                                                                     -------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
        92,000  Vodafone Group plc, 5.625%, 2/27/17                         88,855
                                                                     -------------
TOTAL CORPORATE BONDS
(Cost $16,497,546)                                                      16,234,319
                                                                     -------------

Shares/Principal Amount                                                      Value

Collateralized Mortgage Obligations(4) -- 9.7%

     $ 405,858  Banc of America Alternative Loan Trust, Series
                2007-2, Class 2A4, 5.75%, 6/25/37(6)                     $ 376,058
     3,810,409  Banc of America Commercial Mortgage Inc. STRIPS -
                COUPON, Series 2004-1, Class XP, VRN, 0.64%,
                7/1/08                                                      54,466
       450,000  Banc of America Commercial Mortgage Inc., Series
                2004-2, Class A3 SEQ, 4.05%, 11/10/38(6)                   440,603
       300,000  Banc of America Commercial Mortgage Inc., Series
                2006-6, Class A3 SEQ, 5.37%, 12/10/16(6)                   284,423
       690,000  Banc of America Commercial Mortgage Inc., Series
                2007-4, Class A3 SEQ, 5.81%, 8/10/14(6)                    660,309
     5,192,833  Bear Stearns Commercial Mortgage Securities Trust
                STRIPS - COUPON, Series 2004 T16, Class X2, VRN,
                0.72%, 7/1/08(6)                                           125,978
       356,419  Bear Stearns Commercial Mortgage Securities
                Trust, Series 2006 BBA7, Class A1, VRN, 2.58%,
                7/15/08, resets monthly off the 1-month LIBOR
                plus 0.11% with no caps (Acquired 6/5/06, Cost
                $356,419)(6)(7)                                            340,749
       800,000  Bear Stearns Commercial Mortgage Securities
                Trust, Series 2006 PW14, Class A4 SEQ, 5.20%,
                12/1/38(6)                                                 747,741
        19,514  Commercial Mortgage Pass-Through Certificates,
                Series 2005 F10A, Class A1, VRN, 2.57%, 7/15/08,
                resets monthly off the 1-month LIBOR plus 0.10%
                with no caps (Acquired 3/18/05, Cost $19,514)(7)            18,989
     1,378,454  Countrywide Home Loan Mortgage Pass-Through
                Trust, Series 2007-16, Class A1, 6.50%,
                10/25/37(6)                                              1,352,032
       150,000  Credit Suisse First Boston Mortgage Securities
                Corp., Series 2000 C1, Class B, VRN, 7.66%,
                7/11/08(6)                                                 157,409
       300,000  Credit Suisse First Boston Mortgage Securities
                Corp., Series 2001 CK3, Class A4 SEQ, 6.53%,
                6/15/34(6)                                                 308,563

------
15

VP Balanced

Shares/Principal Amount                                                      Value

     $ 300,000  Credit Suisse First Boston Mortgage Securities
                Corp., Series 2002 CKN2, Class A3 SEQ, 6.13%,
                4/15/37(6)                                               $ 306,461
     1,500,000  Credit Suisse First Boston Mortgage Securities
                Corp., Series 2002 CKP1, Class B, 6.57%,
                12/15/35(6)                                              1,550,638
       567,571  Credit Suisse First Boston Mortgage Securities
                Corp., Series 2003 AR28, Class 2A1, 4.41%,
                12/25/33(6)                                                567,026
       200,000  Credit Suisse Mortgage Capital Certificates,
                Series 2007 TF2A, Class A1, VRN, 2.65%, 7/15/08,
                resets monthly off the 1-month LIBOR plus 0.18%
                with no caps (Acquired 7/24/07, Cost
                $200,000)(6)(7)                                            191,681
       549,478  FHLMC, Series 2527, Class BN SEQ, 5.00%,
                2/15/16(6)                                                 553,859
       443,927  FHLMC, Series 2567, Class OD, 5.00%, 8/15/15(6)            448,933
       350,000  FHLMC, Series 2926, Class EW SEQ, 5.00%,
                1/15/25(6)                                                 338,488
       199,353  FHLMC, Series 2937, Class KA, 4.50%, 12/15/14(6)           199,995
       122,000  FNMA, Series 2003-92, Class PD, 4.50%, 3/25/17(6)          121,437
       707,479  FNMA, Series 2005-63, Class HA SEQ, 5.00%,
                4/25/23(6)                                                 715,133
       500,000  Greenwich Capital Commercial Funding Corp.,
                Series 2005 GG3, Class A2 SEQ, 4.31%, 1/10/10(6)           496,601
       104,882  Greenwich Capital Commercial Funding Corp.,
                Series 2006 FL4A, Class A1, VRN, 2.54%, 7/7/08,
                resets monthly off the 1-month LIBOR plus 0.09%
                with no caps (Acquired 12/14/06, Cost
                $104,882)(6)(7)                                             98,402
       126,946  GS Mortgage Securities Corp. II, Series 2007 EOP,
                Class A1, VRN, 2.54%, 7/7/08, resets monthly off
                the 1-month LIBOR plus 0.09% with no caps(6)               118,895
       376,587  JPMorgan Mortgage Trust, Series 2005 A8, Class
                6A2, 5.13%, 11/25/35(6)                                    370,333
     1,000,000  LB-UBS Commercial Mortgage Trust, Series 2003 C3,
                Class A3 SEQ, 3.85%, 5/15/27(6)                            961,032
       300,000  LB-UBS Commercial Mortgage Trust, Series 2004 C1,
                Class A2 SEQ, 3.62%, 1/15/29(6)                            297,645

Shares/Principal Amount                                                      Value

     $ 404,487  LB-UBS Commercial Mortgage Trust, Series 2005 C2,
                Class A2 SEQ, 4.82%, 4/15/30(6)                          $ 403,783
       900,000  LB-UBS Commercial Mortgage Trust, Series 2005 C3,
                Class A3 SEQ, 4.65%, 7/30/30(6)                            878,254
       100,000  LB-UBS Commercial Mortgage Trust, Series 2006 C1,
                Class A4 SEQ, 5.16%, 2/15/31(6)                             94,286
        59,054  Lehman Brothers Floating Rate Commercial Mortgage
                Trust, Series 2006 LLFA, Class A1, VRN, 2.55%,
                7/15/08, resets monthly off the 1-month LIBOR
                plus 0.08% with no caps (Acquired 8/7/06, Cost
                $59,054)(7)                                                 56,211
        29,947  MASTR Alternative Loans Trust, Series 2003-8,
                Class 4A1, 7.00%, 12/25/33                                  29,366
       269,205  Merrill Lynch Floating Trust, Series 2006-1,
                Class A1, VRN, 2.54%, 7/15/08, resets monthly off
                the 1-month LIBOR plus 0.07% with no caps
                (Acquired 10/31/06, Cost $269,205)(7)                      253,318
       250,663  Thornburg Mortgage Securities Trust, Series
                2006-5, Class A1, VRN, 2.60%, 7/25/08, resets
                monthly off the 1-month LIBOR plus 0.12% with no
                caps(6)                                                    241,814
       275,000  Washington Mutual Mortgage Pass-Through
                Certificates, Series 2005 AR4, Class A3, 4.59%,
                4/25/35(6)                                                 272,763
       679,455  Wells Fargo Mortgage Backed Securities Trust,
                Series 2007-11, Class A19 SEQ, 6.00%, 8/25/37(6)           671,455
                                                                     -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $15,335,278)                                                      15,105,129
                                                                     -------------

U.S. Treasury Securities -- 7.6%

       580,000  U.S. Treasury Bonds, 8.125%, 8/15/19(6)                    776,022
     1,770,000  U.S. Treasury Bonds, 8.125%, 8/15/21(6)                  2,421,305
       190,000  U.S. Treasury Bonds, 6.25%, 5/15/30(3)                     234,338
       297,000  U.S. Treasury Bonds, 4.75%, 2/15/37(3)                     307,581
     2,513,494  U.S. Treasury Inflation Indexed Bonds, 2.375%,
                1/15/27(3)                                               2,632,297
       830,212  U.S. Treasury Inflation Indexed Notes, 3.00%,
                7/15/12(6)                                                 912,131

------
16

VP Balanced

Shares/Principal Amount                                                      Value

     $ 929,912  U.S. Treasury Inflation Indexed Notes, 2.00%,
                1/15/14(6)                                               $ 987,959
       717,654  U.S. Treasury Inflation Indexed Notes, 1.625%,
                1/15/18(6)                                                 729,765
     2,880,000  U.S. Treasury Notes, 3.50%, 5/31/13(3)                   2,904,302
                                                                     -------------
TOTAL U.S. TREASURY SECURITIES
(Cost $11,723,542)                                                      11,905,700
                                                                     -------------

Municipal Securities -- 2.3%

     1,100,000  Clark County School District GO, Series 2004 D,
                (Building Bonds), 5.00%, 12/15/14, Prerefunded at
                100% of Par (MBIA)(6)(8)                                 1,192,510
     1,100,000  Clark County School District GO, Series 2005 C,
                (Building Bonds), 5.00%, 12/15/15, Prerefunded at
                100% of Par (FSA)(6)(8)                                  1,195,359
       300,000  Illinois GO, (Taxable Pension), 5.10%, 6/1/33(6)           283,617
       800,000  Massachusetts GO, Series 2005 C, 5.00%, 9/1/15,
                Prerefunded at 100% of Par(6)(8)                           868,496
                                                                     -------------
TOTAL MUNICIPAL SECURITIES
(Cost $3,539,434)                                                        3,539,982
                                                                     -------------

Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(4) -- 1.8%

       545,641  FHLMC, 6.80%, 8/1/36(6)                                    557,213
       865,384  FHLMC, 6.00%, 11/1/36(6)                                   883,503
       419,634  FNMA, 6.49%, 5/1/36(6)                                     429,977
       280,281  FNMA, 6.42%, 9/1/36(6)                                     288,081
       325,848  FNMA, 6.45%, 9/1/36(6)                                     335,940
       366,622  FNMA, 5.96%, 6/1/37(6)                                     373,304
                                                                     -------------
TOTAL ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES
(Cost $2,861,068)                                                        2,868,018
                                                                     -------------

Asset-Backed Securities(4) -- 0.4%

        74,841  Accredited Mortgage Loan Trust, Series 2006-2,
                Class A1, VRN, 2.52%, 7/25/08, resets monthly off
                the 1-month LIBOR plus 0.04% with no caps                   74,208
       300,000  CNH Equipment Trust, Series 2007 C, Class A3A
                SEQ, 5.21%, 12/15/11                                       305,490

Shares/Principal Amount                                                      Value

     $ 107,326  Long Beach Mortgage Loan Trust, Series 2006-6,
                Class 2A1, VRN, 2.52%, 7/25/08, resets monthly
                off the 1-month LIBOR plus 0.04% with no caps            $ 106,866
        85,072  SLM Student Loan Trust, Series 2006-5, Class A2,
                VRN, 2.91%, 7/25/08, resets quarterly off the
                3-month LIBOR minus 0.01% with no caps                      84,772
        64,886  SLM Student Loan Trust, Series 2006-10, Class A2,
                VRN, 2.93%, 7/25/08, resets quarterly off the
                3-month LIBOR plus 0.01% with no caps                       64,758
         7,317  Soundview Home Equity Loan Trust, Series 2006-3,
                Class A1, VRN, 2.52%, 7/25/08, resets monthly off
                the 1-month LIBOR plus 0.04% with no caps                    7,309
                                                                     -------------
TOTAL ASSET-BACKED SECURITIES
(Cost $639,420)                                                            643,403
                                                                     -------------

Sovereign Governments & Agencies -- 0.1%

        44,000  Hydro Quebec, 8.40%, 1/15/22                                58,890
       170,000  Province of Quebec, 5.00%, 7/17/09                         173,060
                                                                     -------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $222,484)                                                            231,950
                                                                     -------------

Temporary Cash Investments -- 2.1%

Repurchase Agreement, Morgan Stanley Group, Inc., (collateralized by various U.S. Treasury obligations, 6.00%, 2/15/26, valued at
$3,257,264), in a joint trading account at 1.65%, dated 6/30/08,
due 7/1/08 (Delivery value $3,200,147)(6) (Cost $3,200,000)              3,200,000
                                                                     -------------

Temporary Cash Investments - Securities Lending Collateral(9) -- 3.4%

Repurchase Agreement, Barclays Capital Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.50%, dated 6/30/08, due 7/1/08 (Delivery
value $1,250,087)                                                        1,250,000

Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.45%, dated 6/30/08, due
7/1/08 (Delivery value $1,250,085)                                       1,250,000

------
17

VP Balanced                                                                  Value

Repurchase Agreement, Deutsche Bank Securities Inc.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.50%, dated 6/30/08, due
7/1/08 (Delivery value $1,250,087)                                     $ 1,250,000

Repurchase Agreement, UBS Securities LLC, (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.65%, dated 6/30/08, due 7/1/08 (Delivery
value $1,542,788)                                                        1,542,674
                                                                     -------------
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL
(Cost $5,292,674)                                                        5,292,674
                                                                     -------------
TOTAL INVESTMENT SECURITIES -- 106.9%
(Cost $161,209,648)                                                    166,844,516
                                                                     -------------
OTHER ASSETS AND LIABILITIES -- (6.9)%                                (10,814,046)
                                                                     -------------
TOTAL NET ASSETS -- 100.0%                                            $156,030,470
                                                                     =============

Futures Contracts
                                                Underlying Face       Unrealized
    Contracts Purchased      Expiration Date    Amount at Value      Gain (Loss)

     101  U.S. Treasury
          2-Year Notes       September 2008       $21,331,516          $ 18,710

      59  U.S. Treasury
          5-Year Notes       September 2008        6,522,727           (31,015)
                                                 -------------      -------------
                                                  $27,854,243         $(12,305)
                                                 =============      =============

                                                Underlying Face       Unrealized
      Contracts Sold         Expiration Date    Amount at Value      Gain (Loss)

      19  U.S. Long Bond     September 2008       $ 2,196,281          $ 2,129

      78  U.S. Treasury
          10-Year Notes      September 2008        8,885,906           (55,292)
                                                 -------------      -------------
                                                  $11,082,187         $(53,163)
                                                 =============      =============

------
18

VP Balanced

Swap Agreements

Notional                                                              Unrealized
Amount         Description of Agreement            Expiration Date   Gain (Loss)
CREDIT DEFAULT

   $1,100,000  Pay quarterly a fixed rate equal       June 2012        $ 47,446
               to 0.35% multiplied by the
               notional amount and receive from
               Barclays Bank plc upon each
               default event of one of the
               issues of Dow Jones CDX N.A.
               Investment Grade 8, par value of
               the proportional notional amount.
      385,000  Pay quarterly a fixed rate equal    September 2012       22,210
               to 0.63% multiplied by the
               notional amount and receive from
               Deutsche Bank AG upon each
               default event of Morgan Stanley,
               par value of the proportional
               notional amount of Morgan
               Stanley, 6.60%, 4/1/12.
      170,000  Pay quarterly a fixed rate equal     December 2012       9,280
               to 0.73% multiplied by the
               notional amount and receive from
               Barclays Bank plc upon each
               default event of American
               International Group, Inc., par
               value of the proportional
               notional amount of American
               International Group, Inc., 4.25%,
               5/15/13.
      170,000  Pay quarterly a fixed rate equal     December 2012       2,886
               to 2.45% multiplied by the
               notional amount and receive from
               Bank of America N.A. upon each
               default event of Toll Brothers,
               Inc., par value of the
               proportional notional amount of
               Toll Brothers Finance Corp.,
               6.875%, 11/15/12.
      170,000  Pay quarterly a fixed rate equal     December 2012        331
               to 2.85% multiplied by the
               notional amount and receive from
               Barclays Bank plc upon each
               default event of Toll Brothers,
               Inc., par value of the
               proportional notional amount of
               Toll Brothers Finance Corp.,
               6.875%, 11/15/12.
       70,000  Pay quarterly a fixed rate equal      March 2013          113
               to 0.70% multiplied by the
               notional amount and receive from
               Barclays Bank plc upon each
               default event of Rohm and Haas
               Co., par value of the
               proportional notional amount of
               Rohm and Haas Co., 7.85%, 7/15/29.
      270,000  Pay quarterly a fixed rate equal       June 2013         1,301
               to 0.60% multiplied by the
               notional amount and receive from
               Deutsche Bank AG upon each
               default event of Marsh & McLennan
               Companies, Inc., par value of the
               proportional notional amount of
               Marsh & McLennan Companies, Inc.,
               5.375%, 7/15/14.
      350,000  Pay quarterly a fixed rate equal       June 2013         (637)
               to 1.28% multiplied by the
               notional amount and receive from
               Barclays Bank plc upon each
               default event of Staples, Inc.,
               par value of the proportional
               notional amount of Staples, Inc.,
               7.375%, 10/1/12.
      750,000  Pay quarterly a fixed rate equal      March 2017         15,634
               to 0.12% multiplied by the
               notional amount and receive from
               Barclays Bank plc upon each
               default event of Pfizer Inc., par
               value of the proportional
               notional amount of Pfizer Inc.,
               4.65%, 3/1/18.
      390,000  Pay quarterly a fixed rate equal    September 2017       14,314
               to 0.64% multiplied by the
               notional amount and receive from
               Deutsche Bank AG upon each
               default event of JPMorgan Chase &
               Co., par value of the
               proportional notional amount of
               JPMorgan Chase & Co., 6.75%,
               2/1/11.
                                                                    -------------
                                                                       $112,878
                                                                    =============

------
19

VP Balanced

Notes to Schedule of Investments

CDX = Credit Derivative Indexes

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance, Inc

GNMA = Government National Mortgage Association

GO = General Obligation

LB-UBS = Lehman Brothers Inc. -- UBS AG

LIBOR = London Interbank Offered Rate

MASTR = Mortgage Asset Securitization Transactions, Inc.

MBIA = MBIA Insurance Corporation

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2008.

(1) Industry is less than 0.05% of total net assets.

(2) Non-income producing.

(3) Security, or a portion thereof, was on loan as of June 30, 2008.

(4) Final maturity indicated, unless otherwise noted.

(5) Forward commitment.

(6) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.

(7) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2008 was $2,542,816, which represented 1.6% of total net assets.

(8) Escrowed to maturity in U.S. government securities or state and local government securities.

(9) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
20

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

ASSETS

Investment securities, at value (cost of $155,916,974) -
including $5,744,455 of securities on loan                            $161,551,842

Investments made with cash collateral received for securities on
loan, at value (cost of $5,292,674)                                      5,292,674
                                                                     -------------
Total investment securities, at value (cost of $161,209,648)           166,844,516

Receivable for investments sold                                            297,968

Receivable for variation margin on futures contracts                        12,907

Unrealized appreciation on swap agreements                                 113,515

Dividends and interest receivable                                          613,188
                                                                     -------------
                                                                       167,882,094
                                                                     -------------

LIABILITIES

Disbursements in excess of demand deposit cash                             159,450

Payable for collateral received for securities on loan                   5,292,674

Payable for investments purchased                                        6,280,604

Unrealized depreciation on swap agreements                                     637

Accrued management fees                                                    118,259
                                                                     -------------
                                                                        11,851,624
                                                                     -------------

NET ASSETS                                                            $156,030,470
                                                                     =============

CLASS I CAPITAL SHARES, $0.01 PAR VALUE

Authorized                                                             100,000,000
                                                                     =============
Outstanding                                                             24,768,345
                                                                     =============

NET ASSET VALUE PER SHARE                                                    $6.30
                                                                     =============

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                               $149,695,505

Undistributed net investment income                                      1,891,118

Accumulated net realized loss on investment transactions               (1,239,147)

Net unrealized appreciation on investments                               5,682,994
                                                                     -------------
                                                                      $156,030,470
                                                                     =============

See Notes to Financial Statements.

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21

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME (LOSS)

INCOME:

Interest                                                               $ 1,834,515

Dividends (net of foreign taxes withheld of $2,777)                        797,393

Securities lending, net                                                     28,621
                                                                     -------------
                                                                         2,660,529
                                                                     -------------

EXPENSES:

Management fees                                                            747,780

Directors' fees and expenses                                                 1,817

Other expenses                                                                 703
                                                                     -------------
                                                                           750,300
                                                                     -------------

NET INVESTMENT INCOME (LOSS)                                             1,910,229
                                                                     -------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions                                                (1,452,020)

Futures and swaps transactions                                             786,519
                                                                     -------------
                                                                         (665,501)
                                                                     -------------
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

Investments                                                            (9,886,452)

Futures and swaps                                                        (159,683)
                                                                     -------------
                                                                      (10,046,135)
                                                                     -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                               (10,711,636)
                                                                     -------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                             $(8,801,407)
                                                                     =============

See Notes to Financial Statements.

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22

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2007

Increase (Decrease) in Net Assets                             2008            2007

OPERATIONS

Net investment income (loss)                           $ 1,910,229     $ 4,043,263

Net realized gain (loss)                                 (665,501)      11,477,949

Change in net unrealized appreciation
(depreciation)                                        (10,046,135)     (6,060,662)
                                                     -------------   -------------
Net increase (decrease) in net assets resulting
from operations                                        (8,801,407)       9,460,550
                                                     -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income                             (4,014,533)     (4,078,291)

From net realized gains                               (11,632,274)     (9,929,527)
                                                     -------------   -------------
Decrease in net assets from distributions             (15,646,807)    (14,007,818)
                                                     -------------   -------------

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold                                7,240,186      18,650,406

Proceeds from reinvestment of distributions             15,646,807      14,007,818

Payments for shares redeemed                          (24,997,367)    (43,323,502)
                                                     -------------   -------------
Net increase (decrease) in net assets from
capital share transactions                             (2,110,374)    (10,665,278)
                                                     -------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS                 (26,558,588)    (15,212,546)

NET ASSETS

Beginning of period                                    182,589,058     197,801,604
                                                     -------------   -------------
End of period                                         $156,030,470    $182,589,058
                                                     =============   =============

Undistributed net investment income                     $1,891,118      $4,014,362
                                                     =============   =============
TRANSACTIONS IN SHARES OF THE FUND

Sold                                                     1,080,701       2,542,844

Issued in reinvestment of distributions                  2,491,530       2,015,513

Redeemed                                               (3,707,848)     (5,914,389)
                                                     -------------   -------------
Net increase (decrease)                                  (135,617)     (1,356,032)
                                                     =============   =============

See Notes to Financial Statements.

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23

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc. (the corporation)
is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the
1940 Act. The fund's investment objective is to seek long-term capital growth and current income. The fund pursues its investment objective by investing approximately 60% of the fund's assets in equity securities and the remaining assets in bonds and other fixed-income securities. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The income earned, net of any rebates or fees, is included in the
Statement of Operations. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

------
24

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price. The fund accounts for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin)
are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures and swaps transactions and unrealized appreciation (depreciation) on futures and swaps, respectively.

SWAP AGREEMENTS -- The fund may enter into swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A basic swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer.
The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default events. The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of
Assets and Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on futures and swaps.
Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2004. At this time, management has not identified any uncertain tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, interest on swap agreements, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

------
25

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the American Century
Investments family of funds, but that have the same investment team and investment strategy. The annual management fee schedule for the fund ranges from 0.80% to 0.90%. The effective annual management fee for the fund for the six months ended June 30, 2008 was 0.90%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century
Investment Services, Inc., and the corporation's transfer agent, American
Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). JPMIM is
a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a securities lending agreement with JPMorgan
Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases of investment securities, excluding short-term investments, for the six months ended June 30, 2008, totaled $112,122,376, of which $52,902,763 represented U.S. Treasury and Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended June 30, 2008, totaled $124,920,703, of which $58,149,363 represented U.S. Treasury and Agency obligations.

As of June 30, 2008, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes were as follows:

Federal tax cost of investments                             $161,648,094
                                                           =============
Gross tax appreciation of investments                        $12,060,481

Gross tax depreciation of investments                        (6,864,059)
                                                           -------------
Net tax appreciation (depreciation) of investments           $ 5,196,422
                                                           =============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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26

4. SECURITIES LENDING

As of June 30, 2008, securities in the fund valued at $5,744,455 were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total market value of all collateral received, at this date, was $5,929,273. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

5. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of June 30,
2008:

                                        Value of         Unrealized Gain (Loss)
                                       Investment               on Other
Valuation Inputs                       Securities        Financial Instruments*

Level 1 -- Quoted Prices              $ 86,618,864             $(65,468)

Level 2 -- Other Significant
Observable Inputs                      80,225,652               112,878

Level 3 -- Significant
Unobservable Inputs                        --                      --
                                     -------------           -------------
                                      $166,844,516              $ 47,410
                                     =============           =============

*Includes futures contracts and swap agreements.

6. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with Bank of America,
N.A. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the six months ended June 30, 2008.

------
27

7. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 does not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

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28

FINANCIAL HIGHLIGHTS
VP Balanced

Class I
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
                         2008(1)       2007      2006       2005       2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period        $7.33      $7.53     $7.50      $7.28      $6.74      $5.81
                        --------   --------  --------   --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)           0.08(2)    0.15(2)      0.16       0.14       0.13       0.11

 Net Realized
 and Unrealized
 Gain (Loss)              (0.45)       0.19      0.51       0.21       0.52       0.98
                        --------   --------  --------   --------   --------   --------
 Total From
 Investment
 Operations               (0.37)       0.34      0.67       0.35       0.65       1.09
                        --------   --------  --------   --------   --------   --------
Distributions

 From Net
 Investment
 Income                   (0.17)     (0.16)    (0.15)     (0.13)     (0.11)     (0.16)

 From Net
 Realized Gains           (0.49)     (0.38)    (0.49)      --(3)         --         --
                        --------   --------  --------   --------   --------   --------
 Total
 Distributions            (0.66)     (0.54)    (0.64)     (0.13)     (0.11)     (0.16)
                        --------   --------  --------   --------   --------   --------
Net Asset Value,
End of Period              $6.30      $7.33     $7.53      $7.50      $7.28      $6.74
                        ========   ========  ========   ========   ========   ========

TOTAL RETURN(4)          (4.94)%      4.94%     9.62%      4.93%      9.78%     19.46%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets              0.90%(5)      0.90%     0.90%      0.89%      0.90%      0.90%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets              2.30%(5)      2.08%     2.05%      1.86%      1.80%      1.85%

Portfolio Turnover
Rate                         69%       161%      191%       191%       205%       142%

Net Assets,
End of Period
(in thousands)          $156,030   $182,589  $197,802   $205,032   $220,449   $214,841

(1) Six months ended June 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.

See Notes to Financial Statements.

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29

APPROVAL OF MANAGEMENT AGREEMENT
VP Balanced

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century Investments, this process is referred to as the
"15(c) Process." As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning the VP Balanced Fund (the "fund") and the services provided to the fund under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund;

* reports on the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* information about the compliance policies, procedures, and regulatory experience of the advisor;

* data comparing the cost of owning the fund to the cost of owning a similar fund;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The board also had the benefit of the advice of its independent counsel throughout the period.

------
30

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. In connection with their review of the fund, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of the services provided by the advisor have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided to the fund is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments and liquidity. In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the fund.

------
31

The Directors also review detailed performance information during the 15(c)
Process comparing the fund's performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The fund's quarter end performance fell below the median for its peer group for both the one- and three-year periods during the past year. The board discussed the fund's performance with the advisor and was satisfied with the efforts being undertaken by the advisor. The board will continue to monitor these efforts and the performance of the fund. More detailed information about the fund's performance can be found in the Performance and
Portfolio Commentary sections of this report.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The board concluded that the advisor's profits were reasonable in light of the services provided to the fund.

ETHICS. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically.
They noted that the advisor's practices generally meet or exceed industry best practices.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various functions to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

------
32

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel).
Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the
Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was above the median of the total expense ratios of its peer group. The board concluded that the management fee paid by the fund to the advisor was reasonable in light of the services provided to the fund.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The
Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the fund to determine breakpoints in the fund's fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the board, including all of the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
33

ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment
Professionals) and, upon request, by calling 1-800-378-9878.

------
34

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The BLENDED INDEX is considered the benchmark for VP Balanced. It combines two widely known indices in proportion to the asset mix of the fund. Accordingly,
60% of the index is represented by the S&P 500 Index, which reflects the approximately 60% of the fund's assets invested in stocks. The remaining 40%
of the index is represented by the Citigroup US Broad Investment-Grade (BIG)
Bond Index, which reflects the roughly 40% of the fund's assets invested in fixed-income securities.

The CITIGROUP AGENCY INDEX is a market-capitalization-weighted index that includes U.S. government sponsored agencies with a remaining maturity of at least one year.

The CITIGROUP CREDIT INDEX includes US and non-US corporate securities and non-US sovereign and provincial securities.

The CITIGROUP MORTGAGE INDEX measures the mortgage component of the US BIG
Index, comprising 15- and 30-year GNMA, FNMA, and FHLMC pass-throughs and FNMA and FHLMC balloon mortgages.

The CITIGROUP TREASURY INDEX is comprised of US Treasury securities with an amount outstanding of at least $5 billion and a remaining maturity of at least one year.

The CITIGROUP US BROAD INVESTMENT-GRADE (BIG) BOND INDEX is a market-
capitalization-weighted index that includes fixed-rate Treasury, government-
sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of
U.S. stock market performance.

------
35

NOTES

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36

[back cover]

[american century investments logo and text logo®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE . . . . . . . . . . . . . . . .       1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES. . . . . .       1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF . . . . . . . . . .       1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0808
CL-SAN-61141

[front cover]

SEMIANNUAL REPORT
JUNE 30, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY VARIABLE PORTFOLIOS

VP CAPITAL APPRECIATION FUND

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      U.S Stock Index Returns. . . . . . . . . . . . . . . . . . . . . . .      2

VP CAPITAL APPRECIATION

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments'
knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of chief investment officer]

By Enrique Chang, Chief Investment Officer, American Century Investments

STOCKS STUMBLED AMID WEAK ECONOMY AND TURBULENT CREDIT MARKETS

In an increasingly volatile investment environment, the broad U.S. equity indexes suffered double-digit declines in the first half of 2008. Stocks started the year on a downward trajectory, producing their worst quarterly performance in nearly six years as continuing fallout from the subprime lending meltdown and a liquidity crunch in the credit markets threatened to tip the U.S. economy into recession.

The Federal Reserve (the Fed) responded with a more aggressive program of short-term interest rate cuts, lowering its federal funds rate target from
4.5% to 2.0% in the first four months of the year. The Fed also injected liquidity into the credit markets and brokered a buyout of near-bankrupt investment bank Bear Stearns by JPMorgan Chase in mid-March.

The Bear Stearns rescue, as well as improving economic data and better-than-expected corporate earnings reports, helped ease credit and economic fears, allowing stocks to stage a solid recovery in April and May.
However, the market tumbled sharply in June amid evidence of further economic weakness and additional credit-related losses in the financials sector.
Investors also grew concerned about rising inflation as energy and food prices surged, leading the Fed to hold short-term rates steady in June.

MID-CAP AND GROWTH HELD UP BEST

Although stocks declined across the board in the first six months of 2008, mid-cap issues generated the best returns, while large-cap shares experienced the biggest declines (see the accompanying table). Growth-oriented stocks extended their outperformance from 2007, outpacing value shares across all market capitalizations.

Energy and materials were the only two sectors of the market to gain ground during the period. Energy stocks advanced as the price of oil soared to a record high of $140 a barrel, while the materials sector benefited from rising commodity prices. The financials sector sustained the largest losses, plunging by more than 30% as credit-related losses piled up.

U.S. Stock Index Returns
For the six months ended June 30, 2008*

RUSSELL 1000 INDEX (LARGE-CAP)        -11.20%
Russell 1000 Growth Index              -9.06%
Russell 1000 Value Index              -13.57%

RUSSELL MIDCAP INDEX                   -7.57%
Russell Midcap Growth Index            -6.81%
Russell Midcap Value Index             -8.58%

RUSSELL 2000 INDEX (SMALL-CAP)         -9.37%
Russell 2000 Growth Index              -8.93%
Russell 2000 Value Index               -9.84%

*Total returns for periods less than one year are not annualized.

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2

PERFORMANCE
VP Capital Appreciation

Total Returns as of June 30, 2008
                                              Average Annual Returns
                                                      10      Since      Inception
                    6 months(1)   1 year   5 years   years   Inception      Date

CLASS I                 -7.21%     8.15%   18.69%    9.47%     9.21%      11/20/87

RUSSELL MIDCAP
GROWTH INDEX(2)         -6.81%    -6.42%   12.32%    5.64%   12.02%(3)       --

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. ©2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 11/30/87, the date nearest Class I's inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. The fund's investment process may result in high portfolio turnover, high commission costs and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

VP Capital Appreciation

Growth of $10,000 Over 10 Years

$10,000 investment made June 30, 1998

One-Year Returns Over 10 Years
Periods ended June 30
             1999     2000      2001      2002       2003     2004     2005    2006     2007      2008

Class I     12.58%   66.39%   -20.36%    -24.61%    -6.68%   16.69%   9.54%   27.36%   33.89%    8.15%

Russell
Midcap
Growth
Index       20.31%   48.59%   -31.51%    -26.34%    7.35%    27.33%   10.86%  13.04%   19.73%    -6.42%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. The fund's investment process may result in high portfolio turnover, high commission costs and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

PORTFOLIO COMMENTARY
VP Capital Appreciation

Portfolio Managers: David Hollond and Greg Walsh

In February 2008, Glenn Fogle left the team to focus on the American Century
Vista and VP Vista funds. Greg Walsh joined the team as a portfolio manager.

PERFORMANCE SUMMARY

VP Capital Appreciation returned -7.21%* for the six months ended June 30,
2008, modestly lagging the -6.81% return of the portfolio's benchmark, the
Russell Midcap Growth Index. For the longer time periods of one, five and ten years, VP Capital Appreciation outperformed its benchmark.

Looking more closely at the six-month time frame, VP Capital Appreciation underperformed during the first three months but significantly exceeded its benchmark in the second three months of the period. In late January investor sentiment rotated away from companies that had done well last year and into laggards such as thrifts, mortgage finance and home building-related firms.
While the rotation has caused near-term underperformance, our focus on the growth trends of these companies suggested continued avoidance. That stance was rewarded in the second half of the period.

Within the portfolio, poor security selection in the consumer discretionary, information technology, and financials sectors detracted from absolute and relative performance. An overweight allocation and effective stock selection in the materials and industrials sectors helped to mitigate losses.

We allocated a portion of VP Capital Appreciation's assets to holdings of companies outside of the United States. This allocation detracted from portfolio returns, as international stocks generated weaker returns than the domestic market.

CONSUMER DISCRETIONARY, INFORMATION TECHNOLOGY LAGGED

The consumer discretionary group weighed on VP Capital Appreciation's performance. Within the sector, video game retailer GameStop, which enjoyed a robust video game cycle in recent periods, declined during the current reporting period. Although Gamestop delivered healthy earnings levels and raised guidance, it fell victim to apparent investor concern that it would be adversely affected by the slowing economic environment.

An overweight stake in ITT Educational Services hindered performance as the private education company suffered from the fallout from the credit crunch. As with the subprime mortgage industry, private education firms experienced diminished loan origination capabilities as investors shied away from student loans.

The portfolio has benefited in the past from a stake in the hotels, restaurants and leisure group, where we focused on several casinos and makers of slot machines.

Top Ten Holdings as of June 30, 2008
                                       % of         % of
                                    net assets   net assets
                                       as of        as of
                                      6/30/08     12/31/07

CSL Ltd. ORD                           3.2%         2.1%
Flowserve Corp.                        3.2%         3.1%
Owens-Illinois Inc.                    3.1%         3.2%
Monsanto Co.                           3.0%         3.1%
Nintendo Co., Ltd. ORD                 2.7%         3.2%
Petrohawk Energy Corp.                 2.5%          --
NII Holdings, Inc.                     2.0%         1.5%
MEMC Electronic Materials Inc.         2.0%         1.0%
Weatherford International Ltd.         1.9%          --
Express Scripts, Inc.                  1.8%         2.0%

*Total returns for periods less than one year are not annualized.

------
5

VP Capital Appreciation

These companies collectively suffered traffic declines in the reporting period and detracted from performance.

In the information technology sector, the portfolio held a stake in Apple, which had posted solid gains in the past, experiencing a surge in sales with the introduction of the iPhone. Apple provided lower guidance for the second quarter, and its share price slid 15%.

INDUSTRIALS HELPED, BUT CERTAIN HOLDINGS LAGGED

Within the industrials sector, we maintained an overweight position in the aerospace and defense industry. Holdings within this group have contributed significantly to portfolio gains in the past, benefiting from a replacement cycle and expanding orders in global aviation. During the reporting period, this group lost ground amid market volatility and investor nervousness about rising oil prices. BE Aerospace, in particular, declined 56% and detracted from performance, although it delivered strong first quarter earnings and raised guidance for the full year.

Elsewhere in the industrials sector, the portfolio held an overweight position in machinery company Flowserve. A maker of pumps, seals, and valves to end users in the oil and gas, power, chemicals, and water industries, Flowserve was a key contributor to portfolio performance for the reporting period as its share price gained 43%.

MATERIALS CONTRIBUTED

Select holdings in the materials sector reaped rewards from increased global demand for agriculture and corresponding rising commodities prices. Here, we focused on chemicals companies. Notably, agricultural chemicals company K+S
AG's share price gained 144% for the reporting period as the company continued
to benefit from higher demand in the fertilizer market. Not a constituent of the benchmark, the company was a substantial contributor to relative performance.

OUTLOOK

VP Capital Appreciation's investment process focuses on medium-sized and smaller companies with accelerating earnings growth rates and share price momentum. We believe that active investing in such companies will generate outperformance over time compared with the Russell Midcap Growth Index.

We believe that our process works well, despite the current high levels of market volatility. We are confident in our current sector emphasis, and continue monitoring the market for any meaningful, sustainable changes in sector leadership.

Top Five Industries as of June 30, 2008
                                                  % of         % of
                                               net assets   net assets
                                                  as of        as of
                                                 6/30/08     12/31/07

Oil, Gas & Consumable Fuels                       6.9%         1.2%
Semiconductors & Semiconductors Equipment         6.9%         3.3%
Chemicals                                         6.7%         4.2%
Software                                          6.0%         5.5%
Energy Equipment & Services                       5.2%         4.2%

Types of Investments in Portfolio
                                                  % of          % of
                                                net assets    net assets
                                                  as of         as of
                                                6/30/08       12/31/07

Domestic Common Stocks and Futures               82.5%          88.6%
Foreign Common Stocks(1)                         16.1%          10.8%
TOTAL COMMON STOCKS                              98.6%          99.4%
Cash and Equivalents(2)                           1.4%          0.6%

(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

(2) Includes temporary cash investments and other assets and liabilities.

------
6

SHAREHOLDER FEE EXAMPLE (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                    Beginning     Ending Account     Expenses Paid     Annualized
                  Account Value        Value         During Period*      Expense
                     1/1/08           6/30/08       1/1/08 - 6/30/08     Ratio*
Actual               $1,000           $927.90            $4.79           1.00%
Hypothetical         $1,000          $1,019.89           $5.02           1.00%

* Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

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7

SCHEDULE OF INVESTMENTS
VP Capital Appreciation
JUNE 30, 2008 (UNAUDITED)

Shares                                                                       Value

Common Stocks -- 97.2%

AEROSPACE & DEFENSE -- 1.4%
         43,500  Alliant Techsystems Inc.(1)                           $ 4,423,080
         11,223  BE Aerospace, Inc.(1)                                     261,384
         26,112  Precision Castparts Corp.                               2,516,414
                                                                       -----------
                                                                         7,200,878
                                                                       -----------
BIOTECHNOLOGY -- 4.8%
        190,700  BioMarin Pharmaceutical Inc.(1)                         5,526,486
         46,500  Celgene Corp.(1)                                        2,969,955
        478,851  CSL Ltd. ORD                                           16,388,103
                                                                       -----------
                                                                        24,884,544
                                                                       -----------
CAPITAL MARKETS -- 3.4%
         41,200  Affiliated Managers Group Inc.(1)                       3,710,472
        150,400  Janus Capital Group Inc.                                3,981,088
        121,700  Raymond James Financial, Inc.                           3,211,663
        182,000  Waddell & Reed Financial, Inc. Cl A                     6,371,820
                                                                       -----------
                                                                        17,275,043
                                                                       -----------
CHEMICALS -- 6.7%
         84,900  Celanese Corp., Series A                                3,876,534
          9,545  CF Industries Holdings, Inc.                            1,458,476
         12,937  Intrepid Potash, Inc.(1)                                  850,996
         14,800  K+S AG ORD                                              8,538,995
        118,760  Monsanto Co.                                           15,016,014
         29,100  Mosaic Co. (The)(1)                                     4,210,770
                                                                       -----------
                                                                        33,951,785
                                                                       -----------
COMMERCIAL BANKS -- 0.5%
         54,600  BB&T Corp.                                              1,243,242
         81,500  Marshall & Ilsley Corp.                                 1,249,395
                                                                       -----------
                                                                         2,492,637
                                                                       -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.0%
         58,000  Copart, Inc.(1)                                         2,483,560
         41,200  FTI Consulting, Inc.(1)                                 2,820,552
                                                                       -----------
                                                                         5,304,112
                                                                       -----------
COMMUNICATIONS EQUIPMENT -- 1.3%
         57,700  Research In Motion Ltd.(1)                              6,745,130
                                                                       -----------
COMPUTERS & PERIPHERALS -- 2.1%
         50,443  Apple Inc.(1)                                           8,446,176
        150,600  QLogic Corp.(1)                                         2,197,254
                                                                       -----------
                                                                        10,643,430
                                                                       -----------
CONSTRUCTION & ENGINEERING -- 3.8%
         55,284  Foster Wheeler Ltd.(1)                                  4,044,025
        145,600  KBR, INC.                                               5,082,896

Shares                                                                       Value

        126,296  Quanta Services, Inc.(1)                              $ 4,201,868
         93,700  Shaw Group Inc. (The)(1)                                5,789,723
                                                                       -----------
                                                                        19,118,512
                                                                       -----------
CONTAINERS & PACKAGING -- 4.0%
        192,500  Crown Holdings Inc.(1)                                  5,003,075
        372,554  Owens-Illinois Inc.(1)                                 15,531,776
                                                                       -----------
                                                                        20,534,851
                                                                       -----------
DISTRIBUTORS -- 1.9%
         85,488  Central European Distribution Corp.(1)                  6,338,935
        188,622  LKQ Corp.(1)                                            3,408,400
                                                                       -----------
                                                                         9,747,335
                                                                       -----------
DIVERSIFIED CONSUMER SERVICES -- 1.2%
         63,766  DeVry Inc.                                              3,419,133
         11,800  Strayer Education, Inc.                                 2,467,026
                                                                       -----------
                                                                         5,886,159
                                                                       -----------
ELECTRICAL EQUIPMENT -- 3.4%
         20,961  American Superconductor Corp.(1)                          751,452
         32,154  Energy Conversion Devices Inc.(1)                       2,367,821
         14,776  First Solar Inc.(1)                                     4,031,188
        180,200  JA Solar Holdings Co., Ltd. ADR(1)                      3,036,370
         53,200  Vestas Wind Systems AS ORD(1)                           6,966,218
                                                                       -----------
                                                                        17,153,049
                                                                       -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.0%
         89,399  Dolby Laboratories Inc. Cl A(1)                         3,602,780
         32,200  FLIR Systems, Inc.(1)                                   1,306,354
                                                                       -----------
                                                                         4,909,134
                                                                       -----------
ENERGY EQUIPMENT & SERVICES -- 5.2%
         33,100  Cameron International Corp.(1)                          1,832,085
         19,816  Dresser-Rand Group Inc.(1)                                774,806
        251,100  Grey Wolf Inc.(1)                                       2,267,433
        132,996  Hercules Offshore Inc.(1)                               5,056,508
        120,300  Patterson-UTI Energy Inc.                               4,335,612
         97,700  Seadrill Ltd. ORD                                       2,990,307
        189,600  Weatherford International Ltd.(1)                       9,402,263
                                                                       -----------
                                                                        26,659,014
                                                                       -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.6%
          9,000  Intuitive Surgical Inc.(1)                              2,424,600
        112,000  Varian Medical Systems, Inc.(1)                         5,807,200
                                                                       -----------
                                                                         8,231,800
                                                                       -----------

------
8

VP Capital Appreciation

Shares                                                                       Value

HEALTH CARE PROVIDERS & SERVICES -- 2.7%
        146,500  Express Scripts, Inc.(1)                              $ 9,188,480
         92,900  Medco Health Solutions Inc.(1)                          4,384,880
                                                                       -----------
                                                                        13,573,360
                                                                       -----------
HOTELS, RESTAURANTS & LEISURE -- 2.0%
         59,030  Bally Technologies, Inc.(1)                             1,995,214
         80,200  Panera Bread Co. Cl A(1)                                3,710,052
        151,000  WMS Industries Inc.(1)                                  4,495,270
                                                                       -----------
                                                                        10,200,536
                                                                       -----------
INDUSTRIAL CONGLOMERATES -- 1.8%
        103,460  McDermott International, Inc.(1)                        6,403,139
         23,500  Walter Industries Inc.                                  2,556,095
                                                                       -----------
                                                                         8,959,234
                                                                       -----------
INTERNET & CATALOG RETAIL -- 0.9%
         40,771  priceline.com Inc.(1)                                   4,707,420
                                                                       -----------
INTERNET SOFTWARE & SERVICES -- 0.8%
         43,100  Equinix Inc.(1)                                         3,845,382
                                                                       -----------
IT SERVICES -- 2.2%
         60,500  Global Payments Inc.                                    2,819,300
         31,300  MasterCard Inc. Cl A                                    8,310,776
                                                                       -----------
                                                                        11,130,076
                                                                       -----------
LIFE SCIENCES TOOLS & SERVICES -- 1.9%
         29,850  Covance Inc.(1)                                         2,567,697
        119,100  Invitrogen Corp.(1)                                     4,675,866
         44,200  Thermo Fisher Scientific Inc.(1)                        2,463,266
                                                                       -----------
                                                                         9,706,829
                                                                       -----------
MACHINERY -- 4.4%
         38,600  Cummins Inc.                                            2,529,072
        118,694  Flowserve Corp.                                        16,225,470
         50,300  Joy Global Inc.                                         3,814,249
                                                                       -----------
                                                                        22,568,791
                                                                       -----------
MEDIA -- 0.1%
         14,336  Liberty Global, Inc. Series C(1)                          435,241
                                                                       -----------
METALS & MINING -- 1.1%
         40,200  Agnico-Eagle Mines Ltd.                                 2,989,674
         13,700  United States Steel Corp.                               2,531,486
                                                                       -----------
                                                                         5,521,160
                                                                       -----------
MULTILINE RETAIL -- 1.3%
        121,000  Big Lots, Inc.(1)                                       3,780,040
         78,800  Dollar Tree, Inc.(1)                                    2,575,972
                                                                       -----------
                                                                         6,356,012
                                                                       -----------
OIL, GAS & CONSUMABLE FUELS -- 6.9%
         39,600  Alpha Natural Resources, Inc.(1)                        4,129,884
         73,219  Arena Resources Inc.(1)                                 3,867,428
         74,000  BPZ Resources, Inc.(1)                                  2,175,600

Shares                                                                       Value

         37,700  Continental Resources, Inc.(1)                        $ 2,613,364
         29,200  Peabody Energy Corp.                                    2,571,060
        278,169  Petrohawk Energy Corp.(1)                              12,882,006
         44,900  St. Mary Land & Exploration Co.                         2,902,336
         36,421  Whiting Petroleum Corp.(1)                              3,863,540
                                                                       -----------
                                                                        35,005,218
                                                                       -----------
PERSONAL PRODUCTS -- 0.6%
         79,900  Avon Products, Inc.                                     2,877,998
                                                                       -----------
ROAD & RAIL -- 3.0%
         73,400  Arkansas Best Corp.                                     2,689,376
         78,500  CSX Corp.                                               4,930,585
         94,400  Norfolk Southern Corp.                                  5,916,048
        106,816  YRC Worldwide Inc.(1)                                   1,588,354
                                                                       -----------
                                                                        15,124,363
                                                                       -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 6.9%
         61,400  Intersil Corp. Cl A                                     1,493,248
         50,200  Linear Technology Corp.                                 1,635,014
        446,700  Marvell Technology Group Ltd.(1)                        7,888,722
        161,585  MEMC Electronic Materials Inc.(1)                       9,943,941
         43,900  Microchip Technology Inc.                               1,340,706
        325,800  ON Semiconductor Corp.(1)                               2,987,586
        162,600  Semiconductor HOLDRs Trust                              4,821,090
         69,699  Varian Semiconductor Equipment Associates, Inc.(1)      2,426,919
         90,300  Xilinx, Inc.                                            2,280,075
                                                                       -----------
                                                                        34,817,301
                                                                       -----------
SOFTWARE -- 6.0%
        232,902  Activision, Inc.(1)                                     7,934,971
         78,500  McAfee Inc.(1)                                          2,671,355
         24,200  Nintendo Co., Ltd. ORD                                 13,671,413
         72,900  Ubisoft Entertainment SA ORD(1)                         6,399,186
                                                                       -----------
                                                                        30,676,925
                                                                       -----------
SPECIALTY RETAIL -- 5.1%
        105,200  Children's Place Retail Stores, Inc. (The)(1)           3,797,720
        152,522  GameStop Corp. Cl A(1)                                  6,161,889
         91,400  Guess?, Inc.                                            3,422,930
        164,800  Ross Stores, Inc.                                       5,853,696
        220,300  Urban Outfitters Inc.(1)                                6,871,157
                                                                       -----------
                                                                        26,107,392
                                                                       -----------
TEXTILES, APPAREL & LUXURY GOODS -- 2.6%
         52,500  Coach Inc.(1)                                           1,516,200
         13,500  Phillips-Van Heusen Corp.                                 494,370

------
9

VP Capital Appreciation

Shares                                                                       Value

         89,100  Polo Ralph Lauren Corp.                               $ 5,593,698
        129,200  Warnaco Group Inc. (The)(1)                             5,693,844
                                                                       -----------
                                                                        13,298,112
                                                                       -----------
THRIFTS & MORTGAGE FINANCE -- 0.6%
        189,300  Hudson City Bancorp, Inc.                               3,157,524
                                                                       -----------
WIRELESS TELECOMMUNICATION SERVICES -- 3.0%
        141,900  MetroPCS Communications, Inc.(1)                        2,513,049
         23,000  Millicom International Cellular SA                      2,380,500
        216,000  NII Holdings, Inc.(1)                                  10,257,840
                                                                       -----------
                                                                        15,151,389
                                                                       -----------
TOTAL COMMON STOCKS
(Cost $394,298,563)                                                    493,957,676
                                                                       -----------
Temporary Cash Investments --
Segregated for Futures Contracts -- 1.4%

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Treasury obligations, 3.875%,
1/15/09, valued at $7,286,589), in a joint trading account at
1.70%, dated 6/30/08, due 7/1/08 (Delivery value $7,142,337)
(Cost $7,142,000)                                                        7,142,000
                                                                       -----------

                                                                             Value

Temporary Cash Investments - 2.7%

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Treasury obligations, 3.875%,
1/15/09, valued at $13,832,481), in a joint trading  account at
1.70%, dated 6/30/08, due 7/1/08 (Delivery value $13,558,640)
(Cost $13,558,000)                                                    $ 13,558,000
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 101.3%
(Cost $414,998,563)                                                    514,657,676
                                                                      ------------
OTHER ASSETS & LIABILITIES -- (1.3)%                                   (6,792,137)
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $507,865,539
                                                                      ============

Forward Foreign Currency Exchange Contracts
                                                                       Unrealized
        Contracts to Sell           Settlement Date        Value      Gain (Loss)
      15,303,599  AUD for USD           7/31/08          $14,608,367    $ (20,012)
      30,738,960  DKK for USD           7/31/08            6,481,039       (3,282)
       8,441,953  Euro for USD          7/31/08           13,276,283      (12,075)
   1,194,051,907  JPY for USD           7/31/08           11,280,644     (125,197)
      13,453,290  NOK for USD           7/31/08            2,635,298        15,934
                                                         -----------   -----------
                                                         $48,281,631    $(144,632)
                                                         ===========   ===========
(Value on Settlement Date $48,136,999)

Futures Contracts
                                                         Underlying
                                         Expiration      Face Amount   Unrealized
         Contracts Purchased                Date          at Value     Gain (Loss)
87     S&P MidCap 400 E-Mini Futures   September 2008    $7,141,830    $(222,934)
                                                         ==========    ==========

Notes to Schedule of Investments
ADR = American Depositary Receipt
AUD = Australian Dollar
DKK = Danish Krone
HOLDRs = Holding Company Depositary Receipts
JPY = Japanese Yen
NOK = Norwegian Krona
ORD = Foreign Ordinary Share
USD = United States Dollar

(1) Non-income producing.

See Notes to Financial Statements.

------
10

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

ASSETS

Investment securities, at value (cost of $414,998,563)                $514,657,676

Receivable for investments sold                                          8,159,758

Receivable for forward foreign currency exchange contracts                  15,934

Dividends and interest receivable                                          119,009
                                                                      ------------
                                                                       522,952,377
                                                                      ------------
LIABILITIES

Disbursements in excess of demand deposit cash                             583,010

Payable for investments purchased                                       13,893,985

Payable for variation margin on future contracts                            18,270

Payable for forward foreign currency exchange contracts                    160,566

Accrued management fees                                                    431,007
                                                                      ------------
                                                                        15,086,838
                                                                      ------------

NET ASSETS                                                            $507,865,539
                                                                      ============

CLASS I CAPITAL SHARES, $0.01 PAR VALUE

Authorized                                                             150,000,000
                                                                      ============
Outstanding                                                             37,096,106
                                                                      ============

NET ASSET VALUE PER SHARE                                                   $13.69
                                                                      ============

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                               $379,405,735

Accumulated net investment loss                                        (1,057,673)

Undistributed net realized gain on investment and foreign currency
transactions                                                            30,225,557

Net unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                            99,291,920
                                                                      ------------
                                                                      $507,865,539
                                                                     ============

See Notes to Financial Statements.

------
11

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME (LOSS)

INCOME:

Dividends (net of foreign taxes withheld of $37,822)                   $ 1,180,266

Interest                                                                    57,780
                                                                         1,238,046
                                                                       -----------
EXPENSES:

Management fees                                                          2,530,498

Directors' fees and expenses                                                 5,480

Other expenses                                                               6,314
                                                                       -----------
                                                                         2,542,292
                                                                       -----------

NET INVESTMENT INCOME (LOSS)                                           (1,304,246)
                                                                       -----------
REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions                                                 34,527,270

Foreign currency transactions                                          (3,138,853)
                                                                       -----------
                                                                        31,388,417
                                                                       -----------
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

Investments                                                           (76,609,960)

Translation of assets and liabilities in foreign currencies                162,185
                                                                       -----------
                                                                      (76,447,775)
                                                                       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)                               (45,059,358)
                                                                       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $(46,363,604)
                                                                    =============

See Notes to Financial Statements.

------
12

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2007

Increase (Decrease) in Net Assets                            2008                2007

OPERATIONS

Net investment income (loss)                        $ (1,304,246)       $ (2,501,574)

Net realized gain (loss)                               31,388,417          84,044,847

Change in net unrealized appreciation
(depreciation)                                       (76,447,775)          89,400,781
                                                   --------------       -------------

Net increase (decrease) in net assets resulting
from operations                                      (46,363,604)         170,944,054
                                                   --------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS

From net realized gains                              (36,274,099)                  --
                                                   --------------       -------------
CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold                              26,958,873         159,643,044

Proceeds from reinvestment of distributions            36,274,099                  --

Payments for shares redeemed                         (72,360,991)        (70,840,950)
                                                   --------------       -------------
Net increase (decrease) in net assets from
capital share transactions                            (9,128,019)          88,802,094
                                                   --------------       -------------

NET INCREASE (DECREASE) IN NET ASSETS                (91,765,722)         259,746,148

NET ASSETS

Beginning of period                                   599,631,261         339,885,113
                                                   --------------       -------------
End of period                                        $507,865,539        $599,631,261
                                                   ==============       =============
Accumulated undistributed net investment income
(loss)                                               $(1,057,673)            $246,573
                                                   ==============       =============

TRANSACTIONS IN SHARES OF THE FUND

Sold                                                    1,924,394          11,744,940

Issued in reinvestment of distributions                 2,934,798                  --

Redeemed                                              (5,275,714)         (5,257,288)
                                                   --------------       -------------
NET INCREASE (DECREASE) IN SHARES OF THE FUND           (416,522)           6,487,652
                                                  ==============        =============

See Notes to Financial Statements.

------
13

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc. (the corporation)
is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Capital Appreciation Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is to seek capital growth. The fund pursues its investment objective by investing primarily in common stocks of medium-sized and smaller companies that management believes will increase in value over time. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin)
are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

------
14

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2004. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for 7 years from the date of filing. At this time, management has not identified any uncertain tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

------
15

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the American Century
Investments family of funds, but that have the same investment team and investment strategy. The annual management fee schedule for the fund ranges from 0.90% to 1.00%. The effective annual management fee for the fund for the six months ended June 30, 2008 was 1.00%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century
Investment Services, Inc., and the corporation's transfer agent, American
Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). JPMIM is
a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. JPMorgan Chase Bank is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2008, were $395,383,596 and
$455,837,977, respectively.

As of June 30, 2008, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments                           $416,051,155
                                                         =============
Gross tax appreciation of investments                     $110,375,718
Gross tax depreciation of investments                     (11,769,197)
                                                         -------------
Net tax appreciation (depreciation) of investments         $98,606,521
                                                         =============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

------
16

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of June 30,
2008:

                                                             Unrealized Gain
                                             Value of        (Loss) on Other
                                            Investment          Financial
Valuation Inputs                            Securities        Instruments*
Level 1 -- Quoted Prices                   $439,003,454        $(222,934)
Level 2 -- Other Significant
Observable Inputs                           75,654,222          (144,632)
Level 3 -- Significant Unobservable
Inputs                                          --                 --
                                           ------------       ------------
                                           $514,657,676        $(367,566)
                                           ============       ============

*Includes forward foreign currency exchange contracts and futures contracts.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with Bank of America,
N.A. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the six months ended June 30, 2008.

6. RISK FACTORS

The fund's investment process may result in high portfolio turnover, high commission costs and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk. There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

7. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 does not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

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17

FINANCIAL HIGHLIGHTS
VP Capital Appreciation

Class I
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
                       2008(1)       2007      2006       2005       2004       2003
PER-SHARE DATA
Net Asset
Value,
Beginning
of Period               $15.98     $10.96     $9.35      $7.66      $7.12      $5.91
                       -------    -------   -------    -------    -------    -------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)                 (0.04)     (0.07)    (0.04)     (0.04)     (0.04)     (0.04)

 Net
 Realized
 and
 Unrealized
 Gain (Loss)            (1.22)       5.09      1.65       1.73       0.58       1.25
                       -------    -------   -------    -------    -------    -------
 Total From
 Investment
 Operations             (1.26)       5.02      1.61       1.69       0.54       1.21
                       -------    -------   -------    -------    -------    -------
Distributions

 From Net
 Realized
 Gains                  (1.03)         --        --         --         --         --
                       -------    -------   -------    -------    -------    -------
Net Asset
Value, End
of Period               $13.69     $15.98    $10.96      $9.35      $7.66      $7.12
                       =======    =======   =======    =======    =======    =======

TOTAL
RETURN(2)              (7.21)%     45.80%    17.22%     22.06%      7.58%     20.47%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets                1.00%(3)      1.00%     1.00%      1.00%      1.00%      1.00%

Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets              (0.51)%(3)    (0.54)%   (0.37)%    (0.46)%    (0.57)%    (0.58)%

Portfolio
Turnover
Rate                       78%       138%      218%       223%       262%       150%

Net Assets,
End of
Period (in
thousands)            $507,866   $599,631  $339,885   $331,362   $264,652   $285,394

(1) Six months ended June 30, 2008 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

See Notes to Financial Statements.

------
18

APPROVAL OF MANAGEMENT AGREEMENT

VP Capital Appreciation

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century Investments, this process is referred to as the
"15(c) Process." As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning the VP Capital Appreciation Fund (the
"fund") and the services provided to the fund under the management agreement.
The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund;

* reports on the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* information about the compliance policies, procedures, and regulatory experience of the advisor;

* data comparing the cost of owning the fund to the cost of owning a similar fund;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The board also had the benefit of the advice of its independent counsel throughout the period.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. In connection with their review of

------
19

the fund, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of the services provided by the advisor have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided to the fund is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments and liquidity. In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the fund. The Directors also review detailed performance information during the
15(c) Process comparing the fund's performance with that of similar funds not managed by the

------
20

advisor. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The fund's performance for both the one- and three-year periods was above the median for its peer group.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The board concluded that the advisor's profits were reasonable in light of the services provided to the fund.

ETHICS. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically.
They noted that the advisor's practices generally meet or exceed industry best practices.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various functions to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel).
Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative,

------
21

compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the
Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was slightly above the median of the total expense ratios of its peer group. The board concluded that the management fee paid by the fund to the advisor was reasonable in light of the services provided to the fund.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The
Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the fund to determine breakpoints in the fund's fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the board, including all of the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
22

ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment
Professionals) and, upon request, by calling 1-800-378-9878.

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23

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 1000® GROWTH INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000® VALUE INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000® GROWTH INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000® VALUE INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP® GROWTH INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP® VALUE INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

------
24

[back cover]

[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM
                                                                  1-800-345-8765
AUTOMATED INFORMATION LINE . . . . . . . . . . . . . . . .
                                                                  1-800-345-6488
INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES. . . . . .
                                                                  1-800-634-4113
TELECOMMUNICATIONS DEVICE FOR THE DEAF . . . . . . . . . .

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0808
CL-SAN-61145

[front cover]

SEMIANNUAL REPORT
JUNE 30, 2008

[american century investments logo and text logo®]

AMERICAN CENTURY VARIABLE PORTFOLIOS

VP INCOME & GROWTH FUND

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      U.S. Stock Index Returns . . . . . . . . . . . . . . . . . . . . . .      2

VP INCOME & GROWTH

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments'
knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By Enrique Chang, Chief Investment Officer, American Century Investments

STOCKS STUMBLED AMID WEAK ECONOMY AND TURBULENT CREDIT MARKETS

In an increasingly volatile investment environment, the broad U.S. equity indexes suffered double-digit declines in the first half of 2008. Stocks started the year on a downward trajectory, producing their worst quarterly performance in nearly six years as continuing fallout from the subprime lending meltdown and a liquidity crunch in the credit markets threatened to tip the U.S. economy into recession.

The Federal Reserve (the Fed) responded with a more aggressive program of short-term interest rate cuts, lowering its federal funds rate target from
4.5% to 2.0% in the first four months of the year. The Fed also injected liquidity into the credit markets and brokered a buyout of near-bankrupt investment bank Bear Stearns by JPMorgan Chase in mid-March.

The Bear Stearns rescue, as well as improving economic data and better-than-expected corporate earnings reports, helped ease credit and economic fears, allowing stocks to stage a solid recovery in April and May.
However, the market tumbled sharply in June amid evidence of further economic weakness and additional credit-related losses in the financials sector.
Investors also grew concerned about rising inflation as energy and food prices surged, leading the Fed to hold short-term rates steady in June.

MID-CAP AND GROWTH HELD UP BEST

Although stocks declined across the board in the first six months of 2008, mid-cap issues generated the best returns, while large-cap shares experienced the biggest declines (see the accompanying table). Growth-oriented stocks extended their outperformance from 2007, outpacing value shares across all market capitalizations.

Energy and materials were the only two sectors of the market to gain ground during the period. Energy stocks advanced as the price of oil soared to a record high of $140 a barrel, while the materials sector benefited from rising commodity prices. The financials sector sustained the largest losses, plunging by more than 30% as credit-related losses piled up.

U.S. Stock Index Returns
For the six months ended June 30, 2008*
RUSSELL 1000 INDEX (LARGE-CAP)               -11.20%
Russell 1000 Growth Index                     -9.06%
Russell 1000 Value Index                     -13.57%
RUSSELL MIDCAP INDEX                          -7.57%
Russell Midcap Growth Index                   -6.81%
Russell Midcap Value Index                    -8.58%
RUSSELL 2000 INDEX (SMALL-CAP)                -9.37%
Russell 2000 Growth Index                     -8.93%
Russell 2000 Value Index                      -9.84%

*Total returns for periods less than one year are not annualized.

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2

PERFORMANCE
VP Income & Growth

Total Returns as of June 30, 2008
                                           Average Annual Returns
                                                             Since     Inception
               6 months(1)    1 year    5 years  10 years  Inception      Date

CLASS I          -11.92%      -18.39%    7.06%    2.87%      4.98%      10/30/97

S&P 500
INDEX(2)         -11.91%      -13.12%    7.58%    2.88%      5.01%         --

Class II         -11.93%      -18.59%    6.83%      --       4.20%       5/1/02

Class III        -11.92%      -18.39%    7.06%      --       6.30%      6/26/02

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. ©2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.
International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

VP Income & Growth

Growth of $10,000 Over 10 Years

$10,000 investment made June 30, 1998

One-Year Returns Over 10 Years
Periods ended June 30
              1999    2000     2001       2002     2003    2004    2005    2006    2007      2008

Class I      18.54%  3.68%    -10.84%   -14.54%   0.71%   21.02%   8.29%  7.12%   22.79%   -18.39%

S&P 500
Index        22.76%  7.25%    -14.83%   -17.99%   0.25%   19.11%   6.32%  8.63%   20.59%   -13.12%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.
International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

PORTFOLIO COMMENTARY
VP Income & Growth

Portfolio Managers: John Schniedwind, Kurt Borgwardt, Lynette Pang, and Zili
Zhang

PERFORMANCE SUMMARY

VP Income & Growth returned -11.92%* in the first half of 2008, nearly matching the -11.91% return of its benchmark, the S&P 500 Index.

The portfolio's double-digit decline during the six-month period resulted from negative returns in eight of ten market sectors, most notably financials and health care. As with the broader stock market, just two sectors contributed positively to performance during the period -- materials and energy.

Despite the difficult market environment, VP Income & Growth kept pace with its benchmark in the first half of the year. The portfolio's slight tilt toward value was a drag on performance as growth stocks outpaced value shares.
However, this headwind was offset by VP Income & Growth's smaller market capitalization relative to the S&P 500, which contributed favorably to results as small- and mid-cap issues outperformed.

INFORMATION TECHNOLOGY ADDED VALUE

Stock selection was also a neutral factor for the fund relative to the S&P 500
-- security selection added value in five market sectors and detracted from results in the other five sectors. Stock selection was most successful in the information technology sector, where an overweight position in IT services providers and an underweight position in internet software and services companies contributed favorably to results.

The best contributors in this sector included consulting and IT services firms
Accenture and International Business Machines (IBM), two of the largest overweights in the portfolio during the period. Both Accenture and IBM, which help other companies lower costs and manage their technology infrastructure, reported solid revenue growth, better-than-expected earnings, and higher profit guidance for 2008.

MATERIALS, FINANCIALS OUTPERFORMED

The portfolio's materials and financials holdings also outperformed their counterparts in the index. Virtually all of the outperformance in the materials sector was driven by an overweight position in metals and mining stocks. The top contributor was mining company Freeport-McMoRan Copper & Gold, which benefited from strong industrial demand for metals and rising gold and copper prices.

Top Ten Holdings as of June 30, 2008
                                               % of           % of
                                            net assets     net assets
                                               as of          as of
                                              6/30/08       12/31/07
Exxon Mobil Corp.                              5.4%           5.3%
Chevron Corp.                                  3.1%           2.8%
International Business Machines Corp.          2.7%           2.4%
ConocoPhillips                                 2.6%           2.4%
Pfizer Inc.                                    2.2%           2.5%
Verizon Communications Inc.                    2.1%           2.2%
JPMorgan Chase & Co.                           2.0%           2.3%
Occidental Petroleum Corp.                     2.0%           1.6%
AT&T Inc.                                      2.0%           1.5%
Hewlett-Packard Co.                            1.9%           2.3%

*All fund returns referenced in this commentary are for Class I shares. Total returns for periods less than one year are not annualized.

------
5

VP Income & Growth

In the weak financials sector, the key to outperformance was avoiding or minimizing our exposure to the worst performers among insurers and commercial banks. The best example was insurer American International Group (AIG), which was eliminated from the portfolio in April. AIG plunged in May and June as the company faced an SEC investigation, reported the largest quarterly loss in its history, and dismissed its CEO.

CONSUMER STAPLES AND ENERGY DETRACTED

On the downside, stock selection in the consumer staples and energy sectors detracted the most from performance compared with the S&P 500. An underweight position in food and staples retailers weighed on results in the consumer staples sector. In particular, the portfolio's underweight in discount retailer Wal-Mart was detrimental to performance as increased demand for discounted goods in a slowing economic environment boosted the stock.

In the energy sector, an underweight in energy services providers and stock choices among energy producers hindered results. The weakest performer was oil refiner Valero Energy, which fell sharply as surging energy prices and declining retail demand for fuel squeezed the company's profit margins.

The biggest individual detractor in the portfolio was health care provider
Humana. The company lowered its earnings forecast for 2008, citing higher-than-expected costs in its Medicare prescription drug program.

A LOOK AHEAD

The factors contributing to the stock market's first-half swoon show few signs of abating as we move into the last six months of the year. The economy continues to wrestle with further deterioration in the housing and mortgage markets, a rising unemployment rate, a struggling financial sector, and the highest inflation rate in 17 years. The Federal Reserve is caught between a rock and a hard place as it tries to strike a balance between stimulating economic activity and keeping inflation from getting out of control.

In this environment, we remain focused on our disciplined, balanced investment approach, which we believe will continue to produce favorable results over the long term.

Five Largest Overweights as of June 30, 2008
                                               % of
                                           portfolio's        % of
                                              stocks     S&P 500 Index
Occidental Petroleum Corp.                    2.04%          0.66%
ConocoPhillips                                2.62%          1.30%
McDonald's Corp.                              1.89%          0.57%
Exxon Mobil Corp.                             5.47%          4.17%
Chevron Corp.                                 3.14%          1.84%

Five Largest Underweights as of June 30, 2008
                                               % of
                                           portfolio's        % of
                                              stocks     S&P 500 Index
Apple Inc.                                    0.14%          1.32%
Schlumberger Ltd.                               --           1.15%
Google Inc. Cl A                                --           1.10%
Cisco Systems Inc.                            0.22%          1.23%
General Electric Co.                          1.38%          2.38%

------
6

SHAREHOLDER FEE EXAMPLE (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                     Beginning     Ending
                      Account      Account       Expenses Paid
                       Value        Value       During Period*       Annualized
                      1/1/08       6/30/08     1/1/08 - 6/30/08    Expense Ratio*

ACTUAL

Class I               $1,000       $880.80           $3.27              0.70%

Class II              $1,000       $880.70           $4.44              0.95%

Class III             $1,000       $880.80           $3.27              0.70%

HYPOTHETICAL

Class I               $1,000      $1,021.38          $3.52              0.70%

Class II              $1,000      $1,020.14          $4.77              0.95%

Class III             $1,000      $1,021.38          $3.52              0.70%

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------
7

SCHEDULE OF INVESTMENTS
VP Income & Growth

JUNE 30, 2008 (UNAUDITED)

Shares                                                                       Value

Common Stocks -- 99.5%

AEROSPACE & DEFENSE -- 4.2%
      87,471  Boeing Co.                                               $ 5,748,593
       3,304  General Dynamics Corp.                                       278,197
       6,260  Honeywell International Inc.                                 314,753
      47,585  Lockheed Martin Corp.                                      4,694,736
      79,485  Northrop Grumman Corp.                                     5,317,547
                                                                      ------------
                                                                        16,353,826
                                                                      ------------
AUTO COMPONENTS -- 0.9%
       6,128  Johnson Controls, Inc.                                       175,751
      14,765  Lear Corp.(1)                                                209,368
      50,203  Magna International Inc. Cl A                              2,974,026
       9,424  TRW Automotive Holdings Corp.(1)                             174,061
                                                                      ------------
                                                                         3,533,206
                                                                      ------------
BEVERAGES -- 1.1%
       5,753  Coca-Cola Co. (The)                                          299,041
      67,078  Coca-Cola Enterprises Inc.                                 1,160,449
      30,549  Molson Coors Brewing Co., Cl B                             1,659,727
      28,404  Pepsi Bottling Group Inc.                                    793,040
       4,027  PepsiCo, Inc.                                                256,077
                                                                      ------------
                                                                         4,168,334
                                                                      ------------
BIOTECHNOLOGY -- 2.0%
     145,111  Amgen Inc.(1)                                              6,843,435
      17,722  Cephalon, Inc.(1)                                          1,181,880
                                                                      ------------
                                                                         8,025,315
                                                                      ------------
CAPITAL MARKETS -- 4.2%
      32,199  Bank of New York Mellon Corp. (The)                        1,218,088
      41,984  Charles Schwab Corp. (The)                                   862,351
      37,102  Goldman Sachs Group, Inc. (The)                            6,489,140
      18,233  Lehman Brothers Holdings Inc.                                361,196
      34,032  Merrill Lynch & Co., Inc.                                  1,079,155
      85,762  Morgan Stanley                                             3,093,435
      53,112  State Street Corp.                                         3,398,637
                                                                      ------------
                                                                        16,502,002
                                                                      ------------
CHEMICALS -- 2.0%
       4,025  CF Industries Holdings, Inc.                                 615,020
     117,203  du Pont (E.I.) de Nemours & Co.                            5,026,836
      66,339  Methanex Corp.                                             1,858,819
       5,337  Terra Industries Inc.                                        263,381
                                                                      ------------
                                                                         7,764,056
                                                                      ------------

Shares                                                                       Value

COMMERCIAL BANKS -- 1.5%
       3,250  Cullen/Frost Bankers, Inc.                                 $ 162,013
      14,470  International Bancshares Corp.                               309,224
      13,471  Regions Financial Corp.                                      146,969
      37,562  Royal Bank of Canada                                       1,677,894
     103,253  U.S. Bancorp                                               2,879,725
      29,854  Wells Fargo & Co.                                            709,033
                                                                      ------------
                                                                         5,884,858
                                                                      ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.6%
       5,190  Allied Waste Industries Inc.(1)                               65,498
      71,427  R.R. Donnelley & Sons Co.                                  2,120,667
                                                                      ------------
                                                                         2,186,165
                                                                      ------------
COMMUNICATIONS EQUIPMENT -- 0.2%
      36,911  Cisco Systems Inc.(1)                                        858,550
       1,147  Nortel Networks Corp.(1)                                       9,428
                                                                      ------------
                                                                           867,978
                                                                      ------------
COMPUTERS & PERIPHERALS -- 4.6%
       3,216  Apple Inc.(1)                                                538,487
      28,294  EMC Corp.(1)                                                 415,639
     170,286  Hewlett-Packard Co.                                        7,528,345
      56,947  Lexmark International, Inc. Cl A(1)                        1,903,738
     142,303  Seagate Technology                                         2,722,256
      15,027  Sun Microsystems, Inc.(1)                                    163,494
     134,744  Western Digital Corp.(1)                                   4,652,710
                                                                      ------------
                                                                        17,924,669
                                                                      ------------
CONSTRUCTION & ENGINEERING -- 0.5%
      40,482  EMCOR Group Inc.(1)                                        1,154,952
       2,647  Fluor Corp.                                                  492,554
       1,116  Jacobs Engineering Group Inc.(1)                              90,061
       7,582  Perini Corp.(1)                                              250,585
                                                                      ------------
                                                                         1,988,152
                                                                      ------------
CONSUMER FINANCE -- 0.8%
      51,626  Capital One Financial Corp.                                1,962,304
      91,730  Discover Financial Services                                1,208,084
                                                                      ------------
                                                                         3,170,388
                                                                      ------------
DIVERSIFIED FINANCIAL SERVICES -- 3.7%
     176,877  Bank of America Corp.                                      4,222,054
     145,870  Citigroup Inc.                                             2,444,781
     232,074  JPMorgan Chase & Co.                                       7,962,459
                                                                      ------------
                                                                        14,629,294
                                                                      ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.4%
     232,439  AT&T Inc.                                                  7,830,870
       1,095  CenturyTel Inc.                                               38,971

------
8

VP Income & Growth

Shares                                                                       Value

       6,473  Embarq Corp.                                               $ 305,979
     232,015  Qwest Communications International Inc.(2)                   911,819
     234,377  Verizon Communications Inc.                                8,296,945
                                                                      ------------
                                                                        17,384,584
                                                                      ------------
ELECTRIC UTILITIES -- 2.9%
       8,216  Duke Energy Corp.                                            142,794
      86,850  Edison International                                       4,462,354
       4,236  Entergy Corp.                                                510,353
      17,938  Exelon Corp.                                               1,613,702
      54,868  FPL Group, Inc.                                            3,598,243
       3,889  PPL Corp.                                                    203,278
      19,753  Progress Energy Inc.                                         826,268
                                                                      ------------
                                                                        11,356,992
                                                                      ------------
ELECTRICAL EQUIPMENT -- 0.2%
      17,650  Emerson Electric Co.                                         872,793
                                                                      ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.0%
     117,782  Celestica Inc.(1)                                            992,902
      78,387  Tyco Electronics Ltd.                                      2,807,823
                                                                      ------------
                                                                         3,800,725
                                                                      ------------
ENERGY EQUIPMENT & SERVICES -- 1.0%
       5,467  ENSCO International Inc.                                     441,406
       6,253  Noble Corp.                                                  406,195
       5,074  Oil States International, Inc.(1)                            321,895
      13,916  Patterson-UTI Energy Inc.                                    501,533
       4,942  Smith International, Inc.                                    410,878
      10,954  Transocean Inc.(1)                                         1,669,279
       2,010  Willbros Group, Inc.(1)(2)                                    88,058
                                                                      ------------
                                                                         3,839,244
                                                                      ------------
FOOD & STAPLES RETAILING -- 1.0%
       3,560  BJ's Wholesale Club Inc.(1)                                  137,772
      11,645  Costco Wholesale Corp.                                       816,780
      15,595  Walgreen Co.                                                 506,993
      40,973  Wal-Mart Stores, Inc.                                      2,302,683
                                                                      ------------
                                                                         3,764,228
                                                                      ------------
FOOD PRODUCTS -- 1.4%
      83,452  General Mills, Inc.                                        5,071,378
      18,498  Tyson Foods, Inc. Cl A                                       276,360
                                                                      ------------
                                                                         5,347,738
                                                                      ------------
GAS UTILITIES -- 0.1%
       8,066  Nicor Inc.                                                   343,531
                                                                      ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
      38,012  Baxter International Inc.                                  2,430,487
      65,071  Becton, Dickinson & Co.                                    5,290,273
      26,915  Boston Scientific Corp.(1)                                   330,785
                                                                      ------------
                                                                         8,051,545
                                                                      ------------

Shares                                                                       Value

HEALTH CARE PROVIDERS & SERVICES -- 0.6%
      67,784  AMERIGROUP Corp.(1)                                      $ 1,409,907
      34,773  Apria Healthcare Group Inc.(1)                               674,248
       5,737  Express Scripts, Inc.(1)                                     359,825
                                                                      ------------
                                                                         2,443,980
                                                                      ------------
HOTELS, RESTAURANTS & LEISURE -- 2.1%
      22,536  Burger King Holdings, Inc.                                   603,739
     130,767  McDonald's Corp.                                           7,351,721
       9,843  WMS Industries Inc.(1)                                       293,026
       2,629  Yum! Brands, Inc.                                             92,252
                                                                      ------------
                                                                         8,340,738
                                                                      ------------
HOUSEHOLD DURABLES -- 1.5%
      14,627  Blyth, Inc.                                                  175,963
       3,749  NVR, Inc.(1)                                               1,874,800
      15,616  Pulte Homes Inc.                                             150,382
       6,402  Toll Brothers Inc.(1)                                        119,909
     103,992  Tupperware Brands Corp.                                    3,558,607
                                                                      ------------
                                                                         5,879,661
                                                                      ------------
HOUSEHOLD PRODUCTS -- 2.3%
       1,829  Clorox Co.                                                    95,474
      97,051  Kimberly-Clark Corp.                                       5,801,709
      52,116  Procter & Gamble Co. (The)                                 3,169,174
                                                                      ------------
                                                                         9,066,357
                                                                      ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.3%
      62,441  Reliant Energy, Inc.(1)                                    1,328,120
                                                                      ------------
INDUSTRIAL CONGLOMERATES -- 1.5%
     202,143  General Electric Co.                                       5,395,197
       5,064  Walter Industries Inc.                                       550,811
                                                                      ------------
                                                                         5,946,008
                                                                      ------------
INSURANCE -- 3.6%
      82,068  Ace, Ltd.                                                  4,521,126
      33,027  Arch Capital Group Ltd.(1)                                 2,190,351
      90,103  Aspen Insurance Holdings Ltd.                              2,132,738
      28,817  Axis Capital Holdings Ltd.                                   859,035
      58,210  Endurance Specialty Holdings Ltd.                          1,792,286
      13,783  Max Capital Group Ltd.                                       293,991
      11,364  PartnerRe Ltd.                                               785,593
      10,946  Travelers Companies, Inc. (The)                              475,056
      44,948  Unum Group                                                   919,187
                                                                      ------------
                                                                        13,969,363
                                                                      ------------
INTERNET SOFTWARE & SERVICES -- 0.2%
      20,151  Open Text Corp.(1)(2)                                        646,847
                                                                      ------------

------
9

VP Income & Growth

Shares                                                                       Value

IT SERVICES -- 5.5%
     121,310  Accenture Ltd. Cl A                                      $ 4,939,743
     110,974  Computer Sciences Corp.(1)                                 5,198,022
      89,018  International Business Machines Corp.                     10,551,305
       2,787  MasterCard Inc. Cl A                                         740,004
       1,632  Visa Inc. Cl A(1)                                            132,698
                                                                      ------------
                                                                        21,561,772
                                                                      ------------
LEISURE EQUIPMENT & PRODUCTS -- 1.0%
     109,161  Hasbro, Inc.                                               3,899,231
                                                                      ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.3%
      19,310  Invitrogen Corp.(1)                                          758,110
       7,449  Thermo Fisher Scientific Inc.(1)                             415,133
                                                                      ------------
                                                                         1,173,243
                                                                      ------------
MACHINERY -- 1.3%
      44,838  Caterpillar Inc.                                           3,309,941
       1,919  Dover Corp.                                                   92,822
      24,944  Parker-Hannifin Corp.                                      1,779,006
                                                                      ------------
                                                                         5,181,769
                                                                      ------------
MEDIA -- 3.0%
     156,442  CBS Corp. Cl B                                             3,049,055
     104,816  Comcast Corp. Cl A                                         1,988,360
       7,280  Regal Entertainment Group Cl A                               111,238
     206,100  Walt Disney Co. (The)                                      6,430,320
                                                                      ------------
                                                                        11,578,973
                                                                      ------------
METALS & MINING -- 2.4%
      54,570  Freeport-McMoRan Copper & Gold, Inc.                       6,395,058
      19,805  Nucor Corp.                                                1,478,839
      15,825  Southern Copper Corp.(2)                                   1,687,420
                                                                      ------------
                                                                         9,561,317
                                                                      ------------
MULTI-UTILITIES -- 0.1%
       8,697  Public Service Enterprise Group Inc.                         399,453
                                                                      ------------
MULTILINE RETAIL -- 0.4%
      80,912  Macy's Inc.                                                1,571,311
                                                                      ------------
OFFICE ELECTRONICS -- 1.3%
     374,134  Xerox Corp.                                                5,073,257
                                                                      ------------
OIL, GAS & CONSUMABLE FUELS -- 17.6%
       4,810  Alpha Natural Resources, Inc.(1)                             501,635
       9,639  Apache Corp.                                               1,339,821
     123,245  Chevron Corp.                                             12,217,277
     108,295  ConocoPhillips                                            10,221,965
       8,248  Devon Energy Corp.                                           991,080
      28,014  EnCana Corp.                                               2,547,313

Shares                                                                       Value

     242,092  Exxon Mobil Corp.                                       $ 21,335,568
      14,922  Frontline Ltd.(2)                                          1,041,257
       8,763  Hess Corp.                                                 1,105,803
       2,214  Massey Energy Co.                                            207,563
       3,798  Noble Energy Inc.                                            381,927
      88,366  Occidental Petroleum Corp.                                 7,940,569
      13,525  Stone Energy Corp.(1)                                        891,433
       8,634  Sunoco, Inc.                                                 351,317
      82,279  Valero Energy Corp.                                        3,388,249
      66,438  W&T Offshore Inc.                                          3,887,287
      13,202  Williams Companies, Inc. (The)                               532,173
                                                                      ------------
                                                                        68,882,237
                                                                      ------------
PHARMACEUTICALS -- 5.1%
     126,321  Bristol-Myers Squibb Co.                                   2,593,370
      45,978  Eli Lilly & Co.                                            2,122,344
     102,494  Johnson & Johnson                                          6,594,464
     492,464  Pfizer Inc.                                                8,603,346
       2,183  Wyeth                                                        104,697
                                                                      ------------
                                                                        20,018,221
                                                                      ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.5%
       1,146  Apartment Investment and Management Co. Cl A                  39,033
       6,641  CBL & Associates Properties, Inc.                            151,680
      33,590  Hospitality Properties Trust                                 821,611
       3,801  Host Hotels & Resorts Inc.                                    51,884
      44,705  HRPT Properties Trust                                        302,653
       8,366  ProLogis                                                     454,692
       3,178  Public Storage Inc.                                          256,751
                                                                      ------------
                                                                         2,078,304
                                                                      ------------
ROAD & RAIL -- 1.0%
       2,388  Con-way Inc.                                                 112,857
      27,078  CSX Corp.                                                  1,700,769
      19,896  Norfolk Southern Corp.                                     1,246,882
         557  Ryder System, Inc.                                            38,366
      13,261  Union Pacific Corp.                                        1,001,206
                                                                      ------------
                                                                         4,100,080
                                                                      ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.4%
     230,652  Amkor Technology Inc.(1)                                   2,401,087
       1,866  ASM International N.V.(2)                                     55,980
      87,962  Intel Corp.                                                1,889,424
      84,946  LSI Corp.(1)                                                 521,568
      11,794  Skyworks Solutions, Inc.(1)                                  116,407
      15,711  Xilinx, Inc.                                                 396,703
                                                                      ------------
                                                                         5,381,169
                                                                      ------------

------
10

VP Income & Growth

Shares                                                                       Value

SOFTWARE -- 2.6%
       1,734  CA, Inc.                                                     $40,038
     217,984  Microsoft Corp.                                            5,996,740
      21,753  Quest Software, Inc.(1)                                      322,162
     207,684  Symantec Corp.(1)                                          4,018,685
                                                                      ------------
                                                                        10,377,625
                                                                      ------------
SPECIALTY RETAIL -- 1.5%
       8,129  Best Buy Co., Inc.                                           321,908
     197,480  Gap, Inc. (The)                                            3,291,991
     161,355  RadioShack Corp.                                           1,979,826
      16,394  Rent-A-Center Inc.(1)                                        337,225
                                                                      ------------
                                                                         5,930,950
                                                                      ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
       3,380  VF Corp.                                                     240,588
                                                                      ------------
THRIFTS & MORTGAGE FINANCE -- 0.2%
      14,084  Fannie Mae                                                   274,779
      27,047  Hudson City Bancorp, Inc.                                    451,144
       9,000  New York Community Bancorp, Inc.                             160,560
                                                                      ------------
                                                                           886,483
                                                                      ------------
TOBACCO -- 1.6%
     155,199  Altria Group Inc.                                          3,190,891
      28,179  Reynolds American Inc.                                     1,315,114
      38,021  Universal Corp.                                            1,719,310
                                                                      ------------
                                                                         6,225,315
                                                                      ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
       4,714  American Tower Corp. Cl A(1)                                 199,167
                                                                      ------------
TOTAL COMMON STOCKS
(Cost $365,411,679)                                                    389,701,162
                                                                      ------------

                                                                             Value

Temporary Cash Investments -- 0.7%

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Treasury obligations, 3.875%,
1/15/09, valued at $2,754,661), in a joint trading account at
1.70%, dated 6/30/08, due 7/1/08 (Delivery value $2,700,128)
(Cost $2,700,000)                                                      $ 2,700,000
                                                                      ------------

Temporary Cash Investments - Securities Lending Collateral(5) --
1.2%

Repurchase Agreement, Barclays Capital Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.50%, dated 6/30/08, due 7/1/08
(Delivery value $1,100,076)                                              1,100,000

Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.45%, dated 6/30/08,
due 7/1/08 (Delivery value $1,100,075)                                   1,100,000

Repurchase Agreement, Deutsche Bank Securities Inc.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.50%, dated 6/30/08,
due 7/1/08 (Delivery value $1,200,083)                                   1,200,000

Repurchase Agreement, UBS Securities LLC, (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.65%, dated 6/30/08, due 7/1/08
(Delivery value $1,317,748)                                              1,317,651
                                                                      ------------
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL
(Cost $4,717,651)                                                        4,717,651
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 101.4%
(Cost $372,829,330)                                                    397,118,813
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- (1.4)%                                 (5,424,190)
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $391,694,623
                                                                      ============

Notes to Schedule of Investments

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of June 30, 2008.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
11

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

ASSETS

Investment securities, at value (cost of $368,111,679) --
including $4,641,920 of securities on loan                            $392,401,162

Investments made with cash collateral received for securities on
loan, at value (cost of $4,717,651)                                      4,717,651
                                                                     -------------

Total investment securities, at value (cost of $372,829,330)           397,118,813

Receivable for investments sold                                          6,337,627

Dividends and interest receivable                                          480,004
                                                                     -------------
                                                                       403,936,444
                                                                     -------------

LIABILITIES

Disbursements in excess of demand deposit cash                             378,275

Payable for collateral received on securities on loan                    4,717,651

Payable for investments purchased                                        6,896,377

Accrued management fees                                                    245,224

Distribution fees payable                                                    4,294
                                                                     -------------
                                                                        12,241,821
                                                                     -------------

NET ASSETS                                                            $391,694,623
                                                                     =============
NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                               $384,921,367

Undistributed net investment income                                      3,510,244

Accumulated net realized loss on investment transactions              (21,026,471)

Net unrealized appreciation on investments                              24,289,483
                                                                     -------------
                                                                      $391,694,623
                                                                     =============

CLASS I, $0.01 PAR VALUE

Net assets                                                            $365,839,885

Shares outstanding                                                      56,372,169

Net asset value per share                                                    $6.49

CLASS II, $0.01 PAR VALUE

Net assets                                                             $19,989,598

Shares outstanding                                                       3,082,156

Net asset value per share                                                    $6.49

CLASS III, $0.01 PAR VALUE

Net assets                                                              $5,865,140

Shares outstanding                                                         903,686

Net asset value per share                                                    $6.49

See Notes to Financial Statements.

------
12

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME (LOSS)

INCOME:

Dividends (net of foreign taxes withheld of $25,770)                   $ 5,056,957

Interest                                                                    25,464

Securities lending, net                                                     54,482
                                                                     -------------
                                                                         5,136,903
                                                                     -------------

EXPENSES:

Management fees                                                          1,585,431

Distribution fees -- Class II                                               27,450

Directors' fees and expenses                                                 5,242

Other expenses                                                               4,010
                                                                     -------------
                                                                         1,622,133
                                                                     -------------

NET INVESTMENT INCOME (LOSS)                                             3,514,770
                                                                     -------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on investment transactions                   (10,619,467)

Change in net unrealized appreciation (depreciation)
on investments                                                        (51,268,517)
                                                                     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                               (61,887,984)
                                                                     -------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                            $(58,373,214)
                                                                     =============

See Notes to Financial Statements.

------
13

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2007

Increase (Decrease) in Net Assets                             2008            2007

OPERATIONS

Net investment income (loss)                           $ 3,514,770     $ 8,358,383

Net realized gain (loss)                              (10,619,467)      47,254,822

Change in net unrealized appreciation
(depreciation)                                        (51,268,517)    (50,118,043)
                                                     -------------   -------------
Net increase (decrease) in net assets resulting
from operations                                       (58,373,214)       5,495,162
                                                     -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Class I                                               (7,806,192)    (11,037,980)

 Class II                                                (347,920)       (440,604)

 Class III                                               (119,914)       (179,392)

From net realized gains:

 Class I                                              (46,765,885)              --

 Class II                                              (2,405,270)              --

 Class III                                               (718,391)              --
                                                     -------------   -------------
Decrease in net assets from distributions             (58,163,572)    (11,657,976)
                                                     -------------   -------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from
capital share transactions                             (5,452,273)   (133,427,908)
                                                     -------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS                (121,989,059)   (139,590,722)

NET ASSETS

Beginning of period                                    513,683,682     653,274,404
                                                     -------------   -------------
End of period                                        $ 391,694,623   $ 513,683,682
                                                     =============   =============

Undistributed net investment income                     $3,510,244      $8,269,500
                                                     =============   =============

See Notes to Financial Statements.

------
14

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc. (the corporation)
is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Income & Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is to seek capital growth by investing in common stocks. Income is a secondary objective. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I, Class II, and Class
III. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.
Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The income earned, net of any rebates or fees, is included in the
Statement of Operations. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin)
are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively.

------
15

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2004. At this time, management has not identified any uncertain tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The fund has elected to treat $(5,518,177) of net capital losses incurred in the two-month period ended December 31, 2007, as having been incurred in the following fiscal year for federal income tax purposes.

REDEMPTION -- The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

------
16

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy
(strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the American Century Investments family of funds, but that have the same investment team and investment strategy. The annual management fee schedule for each class of the fund ranges from 0.65% to
0.70% for Class I, Class II and Class III. The effective annual management fee for each class of the fund for the six months ended June 30, 2008 was 0.70%.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master
Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940
Act. The plan provides that Class II will pay American Century Investment
Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2008, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). JPMIM is
a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a securities lending agreement with JPMorgan
Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2008, were $125,171,742 and
$184,439,130, respectively.

As of June 30, 2008, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments                             $376,732,747
                                                           =============
Gross tax appreciation of investments                       $ 66,987,828

Gross tax depreciation of investments                       (46,601,762)
                                                            ------------
Net tax appreciation (depreciation) of investments          $ 20,386,066
                                                           =============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

------
17

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                         Six months ended June 30, 2008      Year ended December 31, 2007
                                Shares           Amount           Shares           Amount
CLASS I/
SHARES AUTHORIZED          300,000,000                       300,000,000
                        ==============                    ==============
Sold                         1,785,544     $ 13,043,697        5,083,444     $ 44,761,720

Issued in
reinvestment of
distributions                8,120,845       54,572,077        1,329,877       11,037,980

Redeemed                  (10,449,282)     (73,887,232)     (20,812,020)    (184,652,230)
                        --------------   --------------   --------------   --------------
                             (542,893)      (6,271,458)     (14,398,699)    (128,852,530)
                        --------------   --------------   --------------   --------------
CLASS II/
SHARES AUTHORIZED           50,000,000                        50,000,000
                        ==============                    ==============
Sold                           228,773        1,712,406          595,141        5,304,481

Issued in
reinvestment of
distributions                  409,701        2,753,190           53,085          440,604

Redeemed                     (536,884)      (3,940,774)        (891,140)      (7,902,244)
                        --------------   --------------   --------------   --------------
                               101,590          524,822        (242,914)      (2,157,159)
                        --------------   --------------   --------------   --------------
CLASS III/
SHARES AUTHORIZED           50,000,000                        50,000,000
                        ==============                    ==============
Sold                           128,379          973,471          432,019        3,839,482

Issued in
reinvestment of
distributions                  124,748          838,305           21,614          179,392

Redeemed                     (203,385)   (1,517,413)(1)        (739,245)   (6,437,093)(2)
                        --------------   --------------   --------------   --------------
                                49,742          294,363        (285,612)      (2,418,219)
                        --------------   --------------   --------------   --------------
Net increase
(decrease)                   (391,561)    $ (5,452,273)     (14,927,225)   $(133,427,908)
                        ==============   ==============   ==============   ==============

(1) Net of redemption fees of $1,867.

(2) Net of redemption fees of $8,337.

5. SECURITIES LENDING

As of June 30, 2008, securities in the fund valued at $4,641,920 were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total market value of all collateral received, at this date, was $4,813,937. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

------
18

6. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of June 30, 2008:

                                                                Value of
Valuation Inputs                                         Investment Securities

Level 1 -- Quoted Prices                                      $389,701,162

Level 2 -- Other Significant Observable Inputs                 7,417,651

Level 3 -- Significant Unobservable Inputs                         --
                                                             --------------
                                                              $397,118,813
                                                             ==============

7. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

8. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with Bank of America,
N.A. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the six months ended June 30, 2008.

9. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 does not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

------
19

FINANCIAL HIGHLIGHTS
VP Income & Growth

Class I
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
                        2008(1)       2007       2006       2005      2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period       $8.46      $8.63      $7.51      $7.32     $6.57      $5.16
                       --------   --------   --------   --------  --------   --------
Income From
Investment
Operations

 Net Investment
 Income
 (Loss)(2)                 0.06       0.12       0.14       0.13      0.14       0.10

 Net Realized
 and Unrealized
 Gain (Loss)             (1.04)     (0.13)       1.12       0.20      0.71       1.38
                       --------   --------   --------   --------  --------   --------
 Total From
 Investment
 Operations              (0.98)     (0.01)       1.26       0.33      0.85       1.48
                       --------   --------   --------   --------  --------   --------
Distributions

 From Net
 Investment
 Income                  (0.14)     (0.16)     (0.14)     (0.14)    (0.10)     (0.07)

 From Net
 Realized Gains          (0.85)         --         --         --        --         --
                       --------   --------   --------   --------  --------   --------
 Total
 Distributions           (0.99)     (0.16)     (0.14)     (0.14)    (0.10)     (0.07)
                       --------   --------   --------   --------  --------   --------
Net Asset Value,
End of Period             $6.49      $8.46      $8.63      $7.51     $7.32      $6.57
                       ========   ========   ========   ========  ========   ========

TOTAL RETURN(3)        (11.92)%    (0.07)%     17.09%      4.63%    12.99%     29.35%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average
Net Assets             0.70%(4)      0.71%      0.70%      0.70%     0.70%      0.70%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets             1.57%(4)      1.39%      1.75%      1.81%     2.08%      1.78%

Portfolio Turnover
Rate                        28%        54%        63%        76%       75%        71%

Net Assets,
End of Period (in
thousands)             $365,840   $481,304   $615,658   $772,330  $805,904   $826,785

(1) Six months ended June 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
20

VP Income & Growth

Class II
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
                        2008(1)       2007       2006       2005      2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period       $8.44      $8.62      $7.50      $7.30     $6.56      $5.15
                       --------   --------   --------   --------  --------   --------
Income From
Investment
Operations

 Net Investment
 Income
 (Loss)(2)                 0.05       0.10       0.12       0.11      0.13       0.09

 Net Realized
 and Unrealized
 Gain (Loss)             (1.03)     (0.14)       1.12       0.22      0.69       1.39
                       --------   --------   --------   --------  --------   --------
 Total From
 Investment
 Operations              (0.98)     (0.04)       1.24       0.33      0.82       1.48
                       --------   --------   --------   --------  --------   --------
Distributions

 From Net
 Investment
 Income                  (0.12)     (0.14)     (0.12)     (0.13)    (0.08)     (0.07)

 From Net
 Realized Gains          (0.85)         --         --         --        --         --
                       --------   --------   --------   --------  --------   --------
 Total
 Distributions           (0.97)     (0.14)     (0.12)     (0.13)    (0.08)     (0.07)
                       --------   --------   --------   --------  --------   --------
Net Asset Value,
End of Period             $6.49      $8.44      $8.62      $7.50     $7.30      $6.56
                       ========   ========   ========   ========  ========   ========

TOTAL RETURN(3)        (11.93)%    (0.43)%     16.81%      4.52%    12.57%     29.19%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average
Net Assets             0.95%(4)      0.96%      0.95%      0.95%     0.95%      0.95%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets             1.32%(4)      1.14%      1.50%      1.56%     1.83%      1.53%

Portfolio Turnover
Rate                        28%        54%        63%        76%       75%        71%

Net Assets,
End of Period (in
thousands)              $19,990    $25,158    $27,778    $27,857   $25,218    $14,370

(1) Six months ended June 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
21

VP Income & Growth

Class III
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
                        2008(1)       2007       2006       2005      2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period       $8.46      $8.63      $7.51      $7.32     $6.57      $5.16
                       --------   --------   --------   --------  --------   --------
Income From
Investment
Operations

 Net Investment
 Income
 (Loss)(2)                 0.06       0.12       0.13       0.13      0.15       0.11

 Net Realized
 and Unrealized
 Gain (Loss)             (1.04)     (0.13)       1.13       0.20      0.70       1.37
                       --------   --------   --------   --------  --------   --------
 Total From
 Investment
 Operations              (0.98)     (0.01)       1.26       0.33      0.85       1.48
                       --------   --------   --------   --------  --------   --------
Distributions

 From Net
 Investment
 Income                  (0.14)     (0.16)     (0.14)     (0.14)    (0.10)     (0.07)

 From Net
 Realized Gains          (0.85)         --         --         --        --         --
                       --------   --------   --------   --------  --------   --------
 Total
 Distributions           (0.99)     (0.16)     (0.14)     (0.14)    (0.10)     (0.07)
                       --------   --------   --------   --------  --------   --------
Net Asset Value,
End of Period             $6.49      $8.46      $8.63      $7.51     $7.32      $6.57
                       ========   ========   ========   ========  ========   ========

TOTAL RETURN(3)        (11.92)%    (0.07)%     17.09%      4.63%    12.99%     29.35%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average
Net Assets             0.70%(4)      0.71%      0.70%      0.70%     0.70%      0.70%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets             1.57%(4)      1.39%      1.75%      1.81%     2.08%      1.75%

Portfolio Turnover
Rate                        28%        54%        63%        76%       75%        71%

Net Assets,
End of Period (in
thousands)               $5,865     $7,222     $9,838     $5,601    $3,683     $1,669

(1) Six months ended June 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
22

APPROVAL OF MANAGEMENT AGREEMENT
VP Income & Growth

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century Investments, this process is referred to as the
"15(c) Process." As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning the VP Income & Growth Fund (the "fund")
and the services provided to the fund under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund;

* reports on the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* information about the compliance policies, procedures, and regulatory experience of the advisor;

* data comparing the cost of owning the fund to the cost of owning a similar fund;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The board also had the benefit of the advice of its independent counsel throughout the period.

------
23

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. In connection with their review of the fund, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of the services provided by the advisor have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided to the fund is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments and liquidity. In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the fund.

------
24

The Directors also review detailed performance information during the 15(c)
Process comparing the fund's performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The fund's quarter end performance fell below its benchmark for both the one- and three-year periods during the past year. The board discussed the fund's performance with the advisor and was satisfied with the efforts being undertaken by the advisor. The board will continue to monitor these efforts and the performance of the fund. More detailed information about the fund's performance can be found in the Performance and Portfolio Commentary sections of this report.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The board concluded that the advisor's profits were reasonable in light of the services provided to the fund.

ETHICS. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically.
They noted that the advisor's practices generally meet or exceed industry best practices.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various functions to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

------
25

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel).
Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the
Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was in the lowest quartile of the total expense ratios of its peer group. The board concluded that the management fee paid by the fund to the advisor was reasonable in light of the services provided to the fund.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The
Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the fund to determine breakpoints in the fund's fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the board, including all of the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
26

ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment
Professionals) and, upon request, by calling 1-800-378-9878.

------
27

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 1000® GROWTH INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000® VALUE INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000® GROWTH INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000® VALUE INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP® GROWTH INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP® VALUE INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of
U.S. stock market performance.

------
28

[back cover]

[american century investments logo and text logo®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE . . . . . . . . . . . . . . . .       1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES . . . . .        1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF . . . . . . . . . .       1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0808
CL-SAN-61142

[front cover]

SEMIANNUAL REPORT
JUNE 30, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY VARIABLE PORTFOLIOS

VP INTERNATIONAL FUND

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      International Equity Total Returns . . . . . . . . . . . . . . . . .      2

VP INTERNATIONAL

FINANCIAL STATEMENTS

OTHER INFORMATION

     Approval of Management Agreement for VP International . . . . . . . .     23
     Additional Information. . . . . . . . . . . . . . . . . . . . . . . .     28

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments'
knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Mark On]

By Mark On, Chief Investment Officer, International Equity

INTERNATIONAL STOCKS RETREAT

Global credit market woes, rising inflationary pressures and slowing economic growth combined to drag down stocks. Soaring prices for oil and other commodities added to investors' malaise, while a weak U.S. dollar complicated outlooks for companies that rely on exports to the United States. This onslaught of challenges culminated in a severe selloff in June, when losses for the month approached 10% for most international indices. The disastrous results in June, combined with poor first-quarter performance, led to sharply negative six-month returns for developed international and emerging market stocks.

CREDIT CRUNCH PROMPTS CENTRAL BANK ACTION

Europe couldn't escape the fallout from the U.S. credit crisis. Many of its large banks such as UBS were major investors and players in the U.S. subprime credit market. But coordinated efforts between the European Central Bank (ECB)
and the U.S. Federal Reserve to inject liquidity and ease conditions in short-term money markets limited the risk of a severe global credit crisis.

RATES DROP IN BRITAIN

In Europe, the euro continued to reach record highs versus the U.S. dollar.
Despite increasingly sluggish economic growth, rising inflation caused the ECB to leave its key interest rate unchanged, with a bias toward raising rates. On the other hand, the Bank of England responded to slower economic growth by cutting its key rate by 50 basis points.

Japan's economic growth remained positive, but the government scaled back its fiscal-year growth forecast, citing rising raw materials prices and turmoil in the global financial markets as obstacles to economic expansion. Japan's benchmark interest rate remained steady at 0.5% -- the lowest among the world's major economies.

VOLATILITY OFFERS OPPORTUNITY

Financial sector problems in the United States and Europe likely will continue. But in other regions, opportunities exist -- especially in countries with strong export positions in energy, resources and agriculture. Turbulent times, even those marked by substantial uncertainties regarding inflation, present the potential for long-term investment gains.

------
2

PERFORMANCE
VP International

Total Returns as of June 30, 2008
                                               Average Annual Returns
                                                        10       Since     Inception
                    6 months(1)    1 year   5 years    years   Inception      Date

CLASS I                 -7.95%     -2.52%    15.96%    4.85%     7.83%       5/1/94

MSCI EAFE INDEX        -10.96%    -10.61%    16.67%    5.83%    6.53%(2)       --

MSCI EAFE GROWTH
INDEX                   -8.14%     -4.44%    16.25%    4.11%    5.02%(2)       --

Class II                -8.01%     -2.67%    15.76%     --       7.06%      8/15/01

Class III               -7.95%     -2.52%    15.96%     --       9.87%       5/2/02

Class IV                -8.00%     -2.58%      --       --       14.21%      5/3/04

(1) Total returns for periods less than one year are not annualized.

(2) Since 4/30/94, the date nearest Class I's inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

VP International

Growth of $10,000 Over 10 Years

$10,000 investment made June 30, 1998

One-Year Returns Over 10 Years

Periods ended June 30
            1999    2000      2001       2002      2003      2004       2005      2006      2007      2008
Class I    1.74%   43.62%    -29.33%   -15.28%   -12.51%    21.31%     11.04%    23.48%    29.39%    -2.52%

MSCI
EAFE
Index      7.62%   17.16%    -23.60%    -9.49%    -6.46%    32.37%     13.65%    26.56%    27.00%    -10.61%

MSCI
EAFE
Growth
Index      5.27%   20.47%    -33.30%    -9.46%    -8.01%    26.42%     11.37%    25.98%    25.29%    -4.44%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
4

PORTFOLIO COMMENTARY
VP International

Portfolio Managers: Alex Tedder and Raj Gandhi

PERFORMANCE SUMMARY

VP International returned -7.95%* for the six months ended June 30, 2008. The portfolio's benchmark, the MSCI EAFE Index, returned -10.96%.

The combination of rising inflationary pressures (triggered by soaring oil and food prices), ongoing global credit-market concerns and slowing economic growth rates led to a sharp downturn among most international stock markets.
There was little difference between the decline in the developed markets versus the downturn in the emerging markets, reflecting the widespread slump in investor sentiment.

Overall, effective asset allocation decisions and favorable stock selection accounted for the portfolio's outperformance relative to the benchmark.

GERMANY LEADS ALL COUNTRIES

From a country perspective, Germany, Canada (which was not represented in the benchmark) and Italy made the greatest positive contributions to the portfolio's relative performance. Within each country, strong stock selection led to leading results.

On the other hand, our positions in India, Japan and Greece detracted from relative results. Our holdings in India posted a negative return for the reporting period, and the benchmark had no exposure to India. An underweight and stock selection accounted for the lagging results in Japan, while an overweight was the culprit in Greece.

MATERIALS, ENERGY WERE TOP SECTORS

The portfolio's materials sector made the greatest positive contribution to relative performance, due to our overweight to the sector and good stock selection. In particular, our stock picks in the chemicals industry -- along with an overweight -- generated strong performance. Our position in Germany's
K+S AG, a producer of potash for use in fertilizers, represented the fund's top contributor for the reporting period. The company's stock benefited from the extended agriculture boom, greater-than-expected earnings and soaring demand for potash.

As oil pushed past $140 a barrel and natural gas prices jumped as well, a number of our energy sector investments contributed positively to the portfolio's performance. One such holding was Italian oilfield services company Saipem SpA., which landed several new drilling contracts in Peru,
Venezuela, and Ukraine. The company also announced it won the right to build the Nord Stream natural gas pipeline between Russia and Germany.

Top Ten Holdings as of June 30, 2008

                                % of net       % of net
                              assets as of   assets as of
                                 6/30/08       12/31/07

BG Group plc                      2.1%           1.8%
Saipem SpA                        2.1%           1.5%
Rio Tinto Ltd.                    2.0%           1.0%
ENI SpA                           2.0%           0.4%
Syngenta AG                       1.9%           1.3%
Tesco plc                         1.9%           1.4%
Total SA                          1.9%           1.5%
CEZ AS                            1.8%           1.1%
K+S AG                            1.7%           1.0%
Novo Nordisk AS B Shares          1.7%           1.7%

*All fund returns referenced in this commentary are for Class I shares. Total returns for periods less than one year are not annualized.

------
5

VP International

Our health care stocks also were strong contributors to relative performance.
Specifically, overweights to Australia's CSL Ltd., a biotechnology company specializing in vaccines, and Denmark's Novo Nordisk AS, a pharmaceutical company specializing in insulin treatments for diabetes, contributed favorably.

CONSUMER STAPLES LAGGED

The consumer staples sector represented the largest detractor to the portfolio's relative performance, primarily due to unfavorable stock selection among beverage companies and food and staples retailers.

The worst-performing individual holding during the six-month period was financial exchange operator Deutsche Boerse AG of Germany. The company reported extended declines in trading volumes and contended with expanding global competitive pressures.

OUTLOOK

VP International invests in companies located throughout the world exhibiting accelerating earnings and revenue growth. Our analysis indicates the long-term outlook for large-cap growth companies remains positive. The portfolio has broad exposure to high-quality growth companies in numerous markets, and although economic uncertainty and market volatility characterize the current climate, we believe these companies will deliver solid long-term returns.

Types of Investments in Portfolio

                                       % of net       % of net
                                     assets as of   assets as of
                                        6/30/08       12/31/07

Foreign Common Stocks                    99.6%          99.5%
Temporary Cash Investments                --            0.5%
Other Assets and Liabilities(1)          0.4%           --(2)

(1) Includes securities lending collateral and other assets and liabilities.

(2) Category is less than 0.05% of total net assets.

Investments by Country as of June 30, 2008

                                       % of net       % of net
                                     assets as of   assets as of
                                        6/30/08       12/31/07

United Kingdom                           20.5%          13.5%
Japan                                    13.2%          13.9%
Switzerland                              9.6%           10.1%
Germany                                  8.9%           10.1%
France                                   7.1%           9.1%
Australia                                5.7%           5.2%
Italy                                    4.6%           3.0%
Denmark                                  3.6%           3.2%
Spain                                    3.4%           3.2%
Belgium                                  2.8%           2.1%
Canada                                   2.6%           3.5%
Norway                                   2.0%           1.5%
Other Countries                          15.6%          21.1%
Cash and Equivalents(3)                  0.4%           0.5%

(3) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

------
6

SHAREHOLDER FEE EXAMPLE (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                   Beginning         Ending       Expenses Paid
                 Account Value   Account Value    During Period*     Annualized
                     1/1/08         6/30/08      1/1/08 - 6/30/08  Expense Ratio*
ACTUAL
Class I              $1,000         $920.50           $5.83             1.22%
Class II             $1,000         $919.90           $6.54             1.37%
Class III            $1,000         $920.50           $5.83             1.22%
Class IV             $1,000         $920.00           $6.54             1.37%

HYPOTHETICAL
Class I              $1,000        $1,018.80          $6.12             1.22%
Class II             $1,000        $1,018.05          $6.87             1.37%
Class III            $1,000        $1,018.80          $6.12             1.22%
Class IV             $1,000        $1,018.05          $6.87             1.37%

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------
7

SCHEDULE OF INVESTMENTS
VP International

JUNE 30, 2008 (UNAUDITED)

Shares                                                                       Value

Common Stocks -- 99.6%

AUSTRALIA -- 5.7%
          325,759  BHP Billiton Ltd.                                  $ 13,647,024
        2,048,319  Boart Longyear Group                                  4,378,875
          335,350  CSL Ltd.                                             11,476,953
          132,160  Rio Tinto Ltd.(1)                                    17,167,198
           69,150  Westpac Banking Corp.                                 1,325,813
            6,990  Woodside Petroleum Ltd.                                 452,315
                                                                      ------------
                                                                        48,448,178
                                                                      ------------
BELGIUM -- 2.8%
           77,810  KBC Groupe                                            8,644,053
          407,140  SES SA Fiduciary Depositary Receipt                  10,324,708
           90,020  Umicore                                               4,452,222
                                                                      ------------
                                                                        23,420,983
                                                                      ------------
BERMUDA -- 0.7%
          239,032  Aquarius Platinum Ltd.                                3,838,290
           74,280  Seadrill Ltd.                                         2,273,490
                                                                      ------------
                                                                         6,111,780
                                                                      ------------
BRAZIL -- 1.2%
          470,600  Bolsa de Mercadorias e Futuros -- BM&F SA             4,070,516
          316,700  Redecard SA                                           5,875,394
                                                                      ------------
                                                                         9,945,910
                                                                      ------------
CANADA -- 2.6%
           11,920  Agnico-Eagle Mines Ltd.                                 886,490
           60,050  EnCana Corp.                                          5,460,347
            4,439  Nortel Networks Corp.(2)                                 36,489
           19,725  Potash Corp. of Saskatchewan                          4,575,744
           77,520  Research In Motion Ltd.(2)                            9,062,088
           43,110  Shoppers Drug Mart Corp.                              2,362,638
                                                                      ------------
                                                                        22,383,796
                                                                      ------------
CZECH REPUBLIC -- 1.8%
          175,970  CEZ AS                                               15,618,055
                                                                      ------------
DENMARK -- 3.6%
           38,150  FLSmidth & Co. AS                                     4,189,784
          216,844  Novo Nordisk AS B Shares(1)                          14,197,206
           94,460  Vestas Wind Systems AS(2)                            12,368,966
                                                                      ------------
                                                                        30,755,956
                                                                      ------------
FINLAND -- 1.5%
           77,480  Fortum Oyj                                            3,936,970
          100,540  Kone Oyj                                              3,537,775
          204,960  Nokia Oyj                                             5,000,675
                                                                      ------------
                                                                        12,475,420
                                                                      ------------

Shares                                                                       Value

FRANCE -- 7.1%
           49,530  ALSTOM Co.(1)                                      $ 11,442,417
          274,454  AXA SA                                                8,153,036
           31,390  BNP Paribas                                           2,844,915
           38,640  Carrefour SA                                          2,188,593
           79,060  Groupe Danone                                         5,553,922
           19,380  Schneider Electric SA                                 2,094,350
           59,850  Suez SA                                               4,076,223
          186,740  Total SA                                             15,942,072
           46,804  Ubisoft Entertainment SA(2)                           4,108,470
           97,730  Vivendi Universal SA                                  3,709,822
                                                                      ------------
                                                                        60,113,820
                                                                      ------------
GERMANY -- 8.9%
           95,730  adidas AG                                             6,047,959
           88,180  BASF SE                                               6,086,261
           73,020  Deutsche Boerse AG                                    8,245,340
          148,123  Fresenius Medical Care AG & Co. KGaA                  8,168,132
          185,280  GEA Group AG                                          6,548,766
           12,810  Hochtief AG                                           1,303,638
           25,293  K+S AG                                               14,593,027
           75,190  Linde AG                                             10,575,957
           50,135  Q-Cells AG(2)                                         5,096,571
           48,523  SGL Carbon AG(2)                                      3,407,950
           46,410  Siemens AG                                            5,155,040
                                                                      ------------
                                                                        75,228,641
                                                                      ------------
GREECE -- 1.9%
           84,110  Coca-Cola Hellenic Bottling Co. SA                    2,291,933
          124,750  Hellenic Telecommunications Organization SA(2)        3,143,900
          242,721  National Bank of Greece SA                           10,941,708
                                                                      ------------
                                                                        16,377,541
                                                                      ------------
HONG KONG -- 1.8%
          304,500  Hang Seng Bank Ltd.                                   6,424,174
        1,734,000  Li & Fung Ltd.                                        5,226,140
          294,120  Melco PBL Entertainment (Macau) Ltd. ADR(2)           2,741,198
           61,000  Sun Hung Kai Properties Ltd.                            827,713
                                                                      ------------
                                                                        15,219,225
                                                                      ------------
INDIA -- 1.3%
          269,560  Bharti Airtel Ltd.(2)                                 4,528,771
           92,140  Housing Development Finance Corp. Ltd.                4,217,127
          117,300  Tata Consultancy Services Ltd.                        2,344,907
                                                                      ------------
                                                                        11,090,805
                                                                      ------------

------
8
VP International

Shares                                                                       Value

IRELAND -- 0.1%
          129,723  Anglo Irish Bank Corp. plc                          $ 1,215,744
                                                                      ------------
ITALY -- 4.6%
          458,230  ENI SpA                                              17,105,666
          169,250  Finmeccanica SpA                                      4,446,676
          377,379  Saipem SpA                                           17,731,241
                                                                      ------------
                                                                        39,283,583
                                                                      ------------
JAPAN -- 13.2%
          101,700  Canon, Inc.(1)                                        5,237,027
              380  Central Japan Railway Co.                             4,193,152
           93,100  Daikin Industries Ltd.                                4,706,366
           37,800  Fanuc Ltd.                                            3,696,935
           34,300  FAST RETAILING CO., LTD.                              3,254,343
          512,800  iShares MSCI Japan Index Fund                         6,399,744
          334,000  Isuzu Motors Ltd.                                     1,609,677
          137,000  Japan Steel Works Ltd. (The)                          2,668,160
          665,000  Kobe Steel Ltd.                                       1,906,630
          182,500  Konami Corp.(1)                                       6,385,693
          295,000  Kuraray Co. Ltd.                                      3,522,305
          610,000  Marubeni Corp.                                        5,102,990
          125,500  Mitsubishi Corp.                                      4,142,695
          201,000  Mitsubishi Electric Corp.                             2,170,565
          537,000  Mitsui O.S.K. Lines, Ltd.                             7,662,746
           24,400  Nintendo Co., Ltd.                                   13,784,401
          168,000  Shiseido Co., Ltd.                                    3,850,231
           91,100  Sony Corp.                                            3,986,645
            2,895  Sony Financial Holdings Inc.                         11,658,635
              450  Sumitomo Mitsui Financial Group Inc.                  3,391,021
          101,000  Sumitomo Realty & Development Co. Ltd.                2,009,903
          102,600  Terumo Corp.                                          5,244,667
          119,200  Toyota Motor Corp.                                    5,632,292
                                                                      ------------
                                                                       112,216,823
                                                                      ------------
LUXEMBOURG -- 0.8%
           66,630  Millicom International Cellular SA                    6,896,205
                                                                      ------------
NETHERLANDS -- 0.6%
          192,870  ASML Holding N.V.                                     4,754,306
                                                                      ------------
NORWAY -- 2.0%
          239,105  Aker Solutions ASA                                    5,650,240
          421,300  Norsk Hydro ASA                                       6,159,671
           58,330  Yara International ASA                                5,169,656
                                                                      ------------
                                                                        16,979,567
                                                                      ------------

Shares                                                                       Value

PEOPLE'S REPUBLIC OF CHINA -- 1.1%
        1,371,000  China Communications Construction Co. Ltd. H
                   Shares                                              $ 2,345,619
        1,941,500  China Merchants Bank Co., Ltd. H Shares               6,100,530
           19,141  Ctrip.com International, Ltd. ADR                       876,275
                                                                      ------------
                                                                         9,322,424
                                                                      ------------
RUSSIAN FEDERATION -- 1.0%
           39,950  OAO LUKOIL                                            3,923,090
        1,474,050  Sberbank                                              4,657,998
                                                                      ------------
                                                                         8,581,088
                                                                      ------------
SINGAPORE -- 0.6%
          266,000  Keppel Corp. Ltd.                                     2,178,933
          184,000  United Overseas Bank Ltd.                             2,519,269
                                                                      ------------
                                                                         4,698,202
                                                                      ------------
SOUTH KOREA -- 0.5%
            7,170  Samsung Electronics                                   4,280,495
                                                                      ------------
SPAIN -- 3.4%
          564,010  Banco Santander SA                                   10,367,303
          325,409  Cintra Concesiones de Infraestructuras de
                   Transporte SA(1)                                      3,649,369
           93,210  Gamesa Corporacion Tecnologica SA                     4,583,567
          378,480  Telefonica SA                                        10,062,908
                                                                      ------------
                                                                        28,663,147
                                                                      ------------
SWEDEN -- 0.4%
           34,970  Oriflame Cosmetics SA SDR                             2,251,238
          146,544  Telefonaktiebolaget LM Ericsson B Shares              1,528,909
                                                                      ------------
                                                                         3,780,147
                                                                      ------------
SWITZERLAND -- 9.6%
          304,520  ABB Ltd.(2)                                           8,676,260
           59,090  Actelion Ltd.(1)(2)                                   3,169,001
           84,410  Compagnie Financiere Richemont SA A Shares            4,708,985
          206,000  Julius Baer Holding AG                               13,935,977
          275,600  Nestle SA                                            12,472,863
          181,450  Novartis AG                                          10,006,924
           38,936  Roche Holding AG                                      7,024,093
            3,570  SGS SA                                                5,117,251
           49,560  Syngenta AG                                          16,144,232
                                                                      ------------
                                                                        81,255,586
                                                                      ------------
TAIWAN (REPUBLIC OF CHINA) -- 0.3%
        1,846,000  AU Optronics Corp.                                    2,901,005
                                                                      ------------

------
9
VP International

Shares                                                                       Value

UNITED KINGDOM -- 20.5%
          131,460  Admiral Group plc                                   $ 2,092,593
          453,570  AMEC plc                                              8,047,307
          133,361  Anglo American plc                                    9,374,053
          683,370  BG Group plc                                         17,805,236
          174,055  British American Tobacco plc                          6,033,959
           95,115  Burberry Group plc                                      858,941
          414,320  Cadbury plc                                           5,224,114
          382,648  Capita Group plc                                      5,244,310
        1,050,640  Compass Group plc                                     7,948,441
          474,848  GlaxoSmithKline plc                                  10,535,764
          538,080  HSBC Holdings plc(1)                                  8,343,289
          284,850  ICAP plc                                              3,077,739
          734,210  International Power plc                               6,322,958
          113,630  Johnson Matthey plc                                   4,181,585
           41,670  Lonmin plc                                            2,650,736
          959,701  Man Group plc                                        11,938,143
          240,567  Reckitt Benckiser Group plc                          12,205,065
          426,520  Scottish and Southern Energy plc                     11,929,255
          408,940  Stagecoach Group plc                                  2,282,621
          179,810  Standard Chartered plc                                5,125,853
        2,167,531  Tesco plc                                            15,957,353
          968,950  TUI Travel plc                                        3,959,784
        4,521,650  Vodafone Group plc                                   13,444,246
                                                                      ------------
                                                                       174,583,345
                                                                      ------------
TOTAL COMMON STOCKS
(Cost $679,514,940)                                                    846,601,777
                                                                      ------------

Temporary Cash Investments -- Securities Lending Collateral(3) -- 3.7%

Repurchase Agreement, Barclays Capital Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.50%, dated 6/30/08, due 7/1/08 (Delivery
value $9,000,625)                                                        9,000,000

Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.45%, dated 6/30/08, due
7/1/08 (Delivery value $9,000,613)                                       9,000,000

Repurchase Agreement, Deutsche Bank Securities Inc.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.50%, dated 6/30/08, due
7/1/08 (Delivery value $9,000,625)                                       9,000,000

Shares                                                                       Value

Repurchase Agreement, UBS Securities LLC, (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.65%, dated 6/30/08, due 7/1/08 (Delivery
value $4,716,873)                                                      $ 4,716,526
                                                                      ------------
TOTAL TEMPORARY CASH INVESTMENTS -- SECURITIES LENDING COLLATERAL
(Cost $31,716,526)                                                      31,716,526
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 103.3%
(Cost $711,231,466)                                                    878,318,303
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- (3.3)%                                (28,367,768)
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $849,950,535
                                                                      ============

Market Sector Diversification
(as a % of net assets)

Financials                       17.4%
Industrials                      15.2%
Materials                        15.1%
Energy                           11.1%
Consumer Staples                  8.3%
Health Care                       8.2%
Consumer Discretionary            7.2%
Information Technology            7.0%
Utilities                         4.9%
Telecommunication Services        4.5%
Diversified                       0.7%
Cash and Equivalents+             0.4%

+Includes securities lending collateral and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

MSCI = Morgan Stanley Capital International

SDR = Swedish Depositary Receipt

(1) Security, or a portion thereof, was on loan as of June 30, 2008.

(2) Non-income producing.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
10

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

ASSETS

Investment securities, at value (cost of $679,514,940) --
including $30,001,730 of securities on loan                           $846,601,777

Investments made with cash collateral received for securities on
loan, at value (cost of $31,716,526)                                    31,716,526
                                                                      ------------
Total investment securities, at value (cost of $711,231,466)           878,318,303

Foreign currency holdings, at value (cost of $6,741,721)                 6,718,308

Receivable for investments sold                                         10,231,565

Dividends and interest receivable                                        2,309,947
                                                                      ------------
                                                                       897,578,123
                                                                      ------------

LIABILITIES

Disbursements in excess of demand deposit cash                           6,104,645

Payable for collateral received for securities on loan                  31,716,526

Payable for investments purchased                                        8,875,578

Accrued management fees                                                    894,602

Distribution fees payable                                                   36,237
                                                                      ------------
                                                                        47,627,588
                                                                      ------------

NET ASSETS                                                            $849,950,535
                                                                      ============

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                               $668,174,339

Undistributed net investment income                                      7,485,975

Undistributed net realized gain on investment and foreign currency
transactions                                                             7,145,204

Net unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                           167,145,017
                                                                      ------------
                                                                      $849,950,535
                                                                      ============

CLASS I, $0.01 PAR VALUE
Net assets                                                            $570,630,025
Shares outstanding                                                      57,568,661
Net asset value per share                                                    $9.91

CLASS II, $0.01 PAR VALUE
Net assets                                                            $148,450,373
Shares outstanding                                                      14,994,075
Net asset value per share                                                    $9.90

CLASS III, $0.01 PAR VALUE
Net assets                                                            $109,011,384
Shares outstanding                                                      10,997,121
Net asset value per share                                                    $9.91

CLASS IV, $0.01 PAR VALUE
Net assets                                                             $21,858,753
Shares outstanding                                                       2,206,321
Net asset value per share                                                    $9.91

See Notes to Financial Statements.

------
11

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME (LOSS)

INCOME:

Dividends (net of foreign taxes withheld of $1,454,476)               $ 13,176,783

Securities lending, net                                                    558,924

Interest                                                                    73,585
                                                                     -------------
                                                                        13,809,292
                                                                     -------------

EXPENSES:

Management fees                                                          5,496,977

Distribution fees:
 Class II                                                                  195,271
 Class IV                                                                   27,940

Directors' fees and expenses                                                11,977

Other expenses                                                              20,406
                                                                     -------------
                                                                         5,752,571
                                                                     -------------

NET INVESTMENT INCOME (LOSS)                                             8,056,721
                                                                     -------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions (net of foreign taxes accrued of
$(31,213))                                                            (25,946,988)

Foreign currency transactions                                           34,886,684
                                                                     -------------
                                                                         8,939,696
                                                                     -------------

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

Investments (net of foreign taxes accrued of $915,690)               (105,060,756)

Translation of assets and liabilities in foreign currencies              7,084,469
                                                                     -------------
                                                                      (97,976,287)
                                                                     -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                               (89,036,591)
                                                                     -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $(80,979,870)
                                                                     =============

See Notes to Financial Statements.

------
12

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2007

Increase (Decrease) in Net Assets                            2008             2007

OPERATIONS

Net investment income (loss)                          $ 8,056,721      $ 9,430,665

Net realized gain (loss)                                8,939,696      137,595,970

Change in net unrealized appreciation
(depreciation)                                       (97,976,287)       11,731,508
                                                    -------------   --------------
Net increase (decrease) in net assets resulting
from operations                                      (80,979,870)      158,758,143
                                                    -------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:
 Class I                                              (4,434,878)      (4,397,585)
 Class II                                               (883,693)        (920,556)
 Class III                                              (812,657)        (867,411)
 Class IV                                               (126,444)         (81,096)

From net realized gains:
 Class I                                             (52,094,120)               --
 Class II                                            (13,029,835)               --
 Class III                                            (9,545,840)               --
 Class IV                                             (1,864,389)               --
                                                    -------------   --------------
Decrease in net assets from distributions            (82,791,856)      (6,266,648)
                                                    -------------   --------------

CAPITAL SHARE TRANSACTIONS
                                                    -------------   --------------
Net increase (decrease) in net assets from
capital share transactions                           (16,518,761)     (38,507,694)
                                                    -------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS               (180,290,487)      113,983,801

NET ASSETS
Beginning of period                                 1,030,241,022      916,257,221
                                                    -------------   --------------
End of period                                        $849,950,535  $1,030,241,022
                                                    =============   ==============

Undistributed net investment income                    $7,485,975       $5,655,713
                                                   =============   ==============

See Notes to Financial Statements.

------
13

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc. (the corporation)
is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP International Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is to seek capital growth. The fund pursues its investment objective by investing primarily in stocks of foreign companies that management believes will increase in value over time.
The fund will invest primarily in securities of issuers located in at least three developed countries (excluding the United States). The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I, Class II, Class III and Class IV. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The income earned, net of any rebates or fees, is included in the
Statement of Operations. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

------
14

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2004. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for 7 years from the date of filing. At this time, management has not identified any uncertain tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The fund has elected to treat $(17,771) of net foreign currency losses incurred in the two-month period ended December 31, 2007, as having been incurred in the following fiscal year for federal income tax purposes.

REDEMPTION -- The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

------
15

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACGIM (the investment advisor), under which ACGIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACGIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund.
The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the American Century Investments family of funds, but that have the same investment team and investment strategy. The annual management fee schedule for each class of the fund ranges from 1.00% to 1.50% for Class I and Class III and from 0.90% to 1.40% for
Class II and Class IV. The effective annual management fee for each class of the fund for the six months ended June 30, 2008 was 1.21%, 1.11%, 1.21% and
1.11% for Class I, Class II, Class III and Class IV, respectively.

ACGIM has entered into a Subadvisory Agreement with ACIM (the subadvisor) on behalf of the fund. The subadvisor makes investment decisions for the cash portion of the fund in accordance with the fund's investment objectives, policies and restrictions under the supervision of ACGIM and the Board of
Directors. ACGIM pays all costs associated with retaining ACIM as the subadvisor of the fund.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master
Distribution Plan for Class II and a separate Master Distribution Plan for
Class IV (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act.
The plans provide that Class II and Class IV will pay American Century
Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25%.
The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30,
2008, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACGIM, the corporation's subadvisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American
Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). JPMIM is
a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a securities lending agreement with JPMorgan
Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2008, were $511,394,885 and
$599,408,507, respectively.

As of June 30, 2008, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments                           $716,260,471
                                                          ============
Gross tax appreciation of investments                     $190,769,106
Gross tax depreciation of investments                     (28,711,274)
                                                          ------------
Net tax appreciation (depreciation) of investments        $162,057,832
                                                          ============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and investments in passive foreign investments companies.

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16

4. CAPITAL SHARE TRANSACTIONS

                    Six months ended June 30, 2008      Year ended December 31, 2007
                          Shares            Amount         Shares             Amount
CLASS I/SHARES
AUTHORIZED           300,000,000                      300,000,000
                    ============                     ============
Sold                   5,897,907      $ 60,185,044     11,403,571       $128,126,022

Issued in
reinvestment of
distributions          5,803,799        56,528,998        442,859          4,397,585

Redeemed             13,369,281)     (137,140,647)   (13,918,302)      (153,498,425)
                    ------------   ---------------   ------------    ---------------
                     (1,667,575)      (20,426,605)    (2,071,872)       (20,974,818)
                    ------------   ---------------   ------------    ---------------
CLASS II/SHARES
AUTHORIZED            50,000,000                       50,000,000
                     ===========                      ===========
Sold                     692,031         7,037,992      1,252,967         14,069,808

Issued in
reinvestment of
distributions          1,429,962        13,913,528         92,798            920,556

Redeemed             (1,992,637)      (20,593,185)    (2,414,771)       (26,727,006)
                    ------------   ---------------   ------------    ---------------
                         129,356           358,335    (1,069,006)       (11,736,642)
                    ------------   ---------------   ------------    ---------------
CLASS
III/SHARES
AUTHORIZED            50,000,000                       50,000,000
                     ===========                      ===========
Sold                     289,996         3,040,659      1,020,710         11,318,614

Issued in
reinvestment of
distributions          1,063,501        10,358,497         87,353            867,411

Redeemed             (1,186,441)   (12,341,315)(1)    (2,269,465)    (25,055,813)(2)
                    ------------   ---------------   ------------    ---------------
                         167,056         1,057,841    (1,161,402)       (12,869,788)
                    ------------   ---------------   ------------    ---------------
CLASS IV/SHARES
AUTHORIZED            50,000,000                       50,000,000
                     ===========                      ===========
Sold                     332,356         3,566,502        882,964         10,069,035

Issued in
reinvestment of
distributions            204,398         1,990,833          8,167             81,096

Redeemed               (297,976)    (3,065,667)(3)      (288,111)     (3,076,577)(4)
                    ------------   ---------------   ------------    ---------------
                         238,778         2,491,668        603,020          7,073,554
                    ------------   ---------------   ------------    ---------------
Net increase
(decrease)           (1,132,385)     $(16,518,761)    (3,699,260)      $(38,507,694)
                     ===========    ==============    ===========     ==============

(1) Net of redemption fees of $9,069.

(2) Net of redemption fees of $13,588.

(3) Net of redemption fees of $5,976.

(4) Net of redemption fees of $5,894.

5. SECURITIES LENDING

As of June 30, 2008, securities in the fund valued at $30,001,730 were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM or ACGIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total market value of all collateral received, at this date, was $31,716,526. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

------
17

6. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of June 30, 2008:

Valuation Inputs                                    Value of Investment Securities

Level 1 - Quoted Prices                                               $ 32,358,836

Level 2 - Other Significant Observable Inputs                          845,959,467

Level 3 - Significant Unobservable Inputs                                       --
                                                                      ------------
                                                                      $878,318,303
                                                                      ============

7. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with Bank of America,
N.A. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the six months ended June 30, 2008.

8. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.
Investing in emerging markets may accentuate these risks.

9. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 does not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

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18

FINANCIAL HIGHLIGHTS
VP International

Class I

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
                      2008(1)       2007       2006        2005       2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                 $11.86     $10.12      $8.23       $7.35      $6.43      $5.21
                     --------   --------   --------    --------   --------   --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)               0.09       0.11       0.05        0.09       0.04       0.04

 Net Realized
 and
 Unrealized
 Gain (Loss)           (1.05)       1.70       1.98        0.88       0.92       1.22
                     --------   --------   --------    --------   --------   --------
 Total From
 Investment
 Operations            (0.96)       1.81       2.03        0.97       0.96       1.26
                     --------   --------   --------    --------   --------   --------
Distributions

 From Net
 Investment
 Income                (0.08)     (0.07)     (0.14)      (0.09)     (0.04)     (0.04)

 From Net
 Realized
 Gains                 (0.91)         --         --          --         --         --
                     --------   --------   --------    --------   --------   --------
 Total
 Distributions         (0.99)     (0.07)     (0.14)      (0.09)     (0.04)     (0.04)
                     --------   --------   --------    --------   --------   --------
Net Asset Value,
End of Period           $9.91     $11.86     $10.12       $8.23      $7.35      $6.43
                     ========   ========   ========    ========   ========   ========

TOTAL RETURN(3)       (7.95)%     18.06%     25.03%      13.25%     14.92%     24.51%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net Assets   1.22%(4)      1.20%      1.23%       1.23%      1.27%      1.34%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets           1.77%(4)      1.00%      0.57%       1.15%      0.59%      0.67%

Portfolio
Turnover Rate             55%       101%        98%         97%       120%       185%

Net Assets, End
of Period (in
thousands)           $570,630   $702,517   $620,235    $558,013   $537,982   $512,814

(1) Six months ended June 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net assets values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
19

VP International

Class II

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
                       2008(1)       2007       2006       2005     2004      2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period     $11.84     $10.10      $8.22      $7.34    $6.42     $5.20
                      --------   --------   --------   --------  -------   -------
Income From
Investment
Operations

 Net Investment
 Income
 (Loss)(2)                0.08       0.09       0.04       0.07     0.02      0.01

 Net Realized
 and Unrealized
 Gain (Loss)            (1.05)       1.71       1.97       0.88     0.93      1.24
                      --------   --------   --------   --------  -------   -------
 Total From
 Investment
 Operations             (0.97)       1.80       2.01       0.95     0.95      1.25
                      --------   --------   --------   --------  -------   -------
Distributions

 From Net
 Investment
 Income                 (0.06)     (0.06)     (0.13)     (0.07)   (0.03)    (0.03)

 From Net
 Realized Gains         (0.91)         --         --         --       --        --
                      --------   --------   --------   --------  -------   -------
 Total
 Distributions          (0.97)     (0.06)     (0.13)     (0.07)   (0.03)    (0.03)
                      --------   --------   --------   --------  -------   -------
Net Asset Value,
End of Period            $9.90     $11.84     $10.10      $8.22    $7.34     $6.42
                      ========   ========   ========   ========  =======   =======

TOTAL RETURN(3)        (8.01)%     17.92%     24.74%     13.11%   14.77%    24.36%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets    1.37%(4)      1.35%      1.38%      1.38%    1.42%     1.49%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets            1.62%(4)      0.85%      0.42%      1.00%    0.44%     0.52%

Portfolio Turnover
Rate                       55%       101%        98%        97%     120%      185%

Net Assets, End of
Period (in
thousands)            $148,450   $175,972   $160,914   $123,337  $81,773   $44,556

(1) Six months ended June 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
20

VP International

Class III

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
                       2008(1)       2007       2006       2005     2004      2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period     $11.86     $10.12      $8.23      $7.36    $6.43     $5.21
                      --------   --------   --------   --------  -------   -------
Income From
Investment
Operations

 Net Investment
 Income
 (Loss)(2)                0.09       0.11       0.05       0.09     0.04      0.04

 Net Realized
 and Unrealized
 Gain (Loss)            (1.05)       1.70       1.98       0.87     0.93      1.22
                      --------   --------   --------   --------  -------   -------
 Total From
 Investment
 Operations             (0.96)       1.81       2.03       0.96     0.97      1.26
                      --------   --------   --------   --------  -------   -------
Distributions

 From Net
 Investment
 Income                 (0.08)     (0.07)     (0.14)     (0.09)   (0.04)    (0.04)

 From Net
 Realized Gains         (0.91)         --         --         --       --        --
                      --------   --------   --------   --------  -------   -------
 Total
 Distributions          (0.99)     (0.07)     (0.14)     (0.09)   (0.04)    (0.04)
                      --------   --------   --------   --------  -------   -------
Net Asset Value,
End of Period            $9.91     $11.86     $10.12      $8.23    $7.36     $6.43
                      ========   ========   ========   ========  =======   =======

TOTAL RETURN(3)        (7.95)%     18.06%     25.03%     13.10%   15.08%    24.51%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets    1.22%(4)      1.20%      1.23%      1.23%    1.27%     1.34%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets            1.77%(4)      1.00%      0.57%      1.15%    0.59%     0.67%

Portfolio Turnover
Rate                       55%       101%        98%        97%     120%      185%

Net Assets, End of
Period (in
thousands)            $109,011   $128,447   $121,320   $107,098  $96,358   $83,133

(1) Six months ended June 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
21

VP International

Class IV

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
                                 2008(1)      2007     2006      2005      2004(2)
PER-SHARE DATA

Net Asset Value, Beginning
of Period                         $11.85    $10.10    $8.22     $7.35        $6.47
                                --------   -------  -------   -------     --------
Income From Investment
Operations

 Net Investment Income
 (Loss)(3)                          0.08      0.09     0.04      0.08        --(4)

 Net Realized and
 Unrealized Gain (Loss)           (1.05)      1.72     1.97      0.87         0.88
                                --------   -------  -------   -------     --------
 Total From Investment
 Operations                       (0.97)      1.81     2.01      0.95         0.88
                                --------   -------  -------   -------     --------
Distributions

 From Net Investment
 Income                           (0.06)    (0.06)   (0.13)    (0.08)           --

 From Net Realized Gains          (0.91)        --       --        --           --
                                --------   -------  -------   -------     --------
 Total Distributions              (0.97)    (0.06)   (0.13)    (0.08)           --
                                --------   -------  -------   -------     --------
Net Asset Value, End of
Period                             $9.91    $11.85   $10.10     $8.22        $7.35
                                ========   =======  =======   =======     ========

TOTAL RETURN(5)                  (8.00)%    17.90%   24.86%    12.97%       13.60%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets           1.37%(6)     1.35%    1.38%     1.38%     1.42%(6)

Ratio of Net Investment
Income (Loss) to Average Net
Assets                          1.62%(6)     0.85%    0.42%     1.00%   (0.01)%(6)

Portfolio Turnover Rate              55%      101%      98%       97%      120%(7)

Net Assets, End of Period
(in thousands)                   $21,859   $23,306  $13,788   $10,420       $6,294

(1) Six months ended June 30, 2008 (unaudited).

(2) May 3, 2004 (commencement of sale) through December 31, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended December 31, 2004.

See Notes to Financial Statements.

------
22

APPROVAL OF MANAGEMENT AGREEMENT
VP International

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services (including subadvisory services) are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century
Investments, this process is referred to as the "15(c) Process." As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor and the subadvisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning the VP International Fund (the "Fund") and the services provided to the Fund under the management and subadvisory agreements. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the Fund;

* reports on the wide range of programs and services the advisor provides to the Fund and its shareholders on a routine and non-routine basis;

* information about the compliance policies, procedures, and regulatory experience of both the advisor and the subadvisor;

* data comparing the cost of owning the Fund to the cost of owning a similar fund;

* data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the Fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the Fund's board of directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The board also had the benefit of the advice of its independent counsel throughout the period.

------
23

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. In connection with their review of the Fund, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management and subadvisory agreements under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* Fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of Fund assets

* daily valuation of the Fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of the services provided by the advisor have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. The directors specifically noted that with respect to the Fund, the advisor had retained the subadvisor to provide the day-to-day cash management. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the board expects the advisor and subadvisor to manage the Fund in accordance with its investment objectives and approved strategies. In providing these services, the advisor

------
24

and subadvisor utilize teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the Fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the Fund. The Directors also review detailed performance information during the 15(c) Process comparing the Fund's performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund's performance for both the one-
and three-year periods was above the median for its peer group.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY. The advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The board concluded that the advisor's profits were reasonable in light of the services provided to the Fund. The board did not consider the profitability of the subadvisor because the subadvisor is paid from the unified fee of the advisor as a result of arm's length negotiations.

ETHICS. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically.
They noted that the advisor's practices generally meet or exceed industry best practices. With respect to the subadvisor, as part of its oversight responsibilities, the board approves the subadvisor's code of ethics and any changes thereto. Further, through the advisor's compliance group, the board stays abreast of any violations of the subadvisor's code.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability

------
25

of its management of the Fund specifically, the expenses incurred by the advisor in providing various functions to the Fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the Fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The Fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the
Fund's independent directors (including their independent legal counsel). The
Directors specifically noted that the subadvisory fees paid to the subadvisor under the subadvisory agreement were subject to arm's length negotiation between the advisor and the subadvisor and are paid by the advisor out of its unified fee.

Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the
Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the Fund's unified fee to the total expense ratio of other funds in the Fund's peer group. The unified fee charged to shareholders of the Fund was slightly above the median of the total expense ratios of its peer group. The board concluded that the management fee paid by the Fund to the advisor was reasonable in light of the services provided to the Fund.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The
Directors analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the Fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the Fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker-dealers that execute Fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Directors also determined that the advisor is able to provide investment management services to

------
26

certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the Fund to determine breakpoints in the Fund's fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS
 As a result of this process, the board, including all of the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the Fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

Additionally, the board, including all the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor, concluded that the subadvisory agreement between the advisor and the subadvisor, on behalf of the fund, is fair and reasonable in light of the services provided and should be renewed.

------
27

ADDITIONAL INFORMATION

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE (EUROPE, AUSTRALASIA, FAR EAST) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EAFE GROWTH INDEX is a capitalization-weighted index that monitors the performance of growth stocks from Europe, Australasia, and the Far East.

The MSCI EAFE VALUE INDEX is a capitalization-weighted index that monitors the performance of value stocks from Europe, Australasia, and the Far East.

The MSCI EM (EMERGING MARKETS) INDEX represents the net performance of stocks in global emerging market countries.

The MSCI EUROPE INDEX is designed to measure equity market performance in
Europe.

The MSCI JAPAN INDEX is designed to measure equity market performance in Japan.

The MSCI WORLD FREE INDEX represents the performance of stocks in developed countries (including the United States) that are available for purchase by global investors.

PROXY VOTING GUIDELINES

American Century Global Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment
Professionals) and, upon request, by calling 1-800-378-9878.

------
28

[back cover]

[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE. . . . . . . . . . . . . . .       1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES . . . .       1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF. . . . . . . . .       1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Global Investment Management, Inc.
New York, New York

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0808
CL-SAN-61144

[front cover]

SEMIANNUAL REPORT
JUNE 30, 2008

AMERICAN CENTURY VARIABLE PORTFOLIOS

[american century investments logo and text logo ®]

VP LARGE COMPANY VALUE FUND

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      U.S. Stock Index Returns . . . . . . . . . . . . . . . . . . . . . .      2

VP LARGE COMPANY VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments'
knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of chief investment officer]

By Enrique Chang, Chief Investment Officer, American Century Investments

STOCKS STUMBLED AMID WEAK ECONOMY AND TURBULENT CREDIT MARKETS

In an increasingly volatile investment environment, the broad U.S. equity indices suffered double-digit declines in the first half of 2008. Stocks started the year on a downward trajectory, producing their worst quarterly performance in nearly six years as continuing fallout from the subprime lending meltdown and a liquidity crunch in the credit markets threatened to tip the U.S. economy into recession.

The Federal Reserve (the Fed) responded with a more aggressive program of short-term interest rate cuts, lowering its federal funds rate target from
4.5% to 2.0% in the first four months of the year. The Fed also injected liquidity into the credit markets and brokered a buyout of near-bankrupt investment bank Bear Stearns by JPMorgan Chase in mid-March.

The Bear Stearns rescue, as well as improving economic data and better-than-expected corporate earnings reports, helped ease credit and economic fears, allowing stocks to stage a solid recovery in April and May.
However, the market tumbled sharply in June amid evidence of further economic weakness and additional credit-related losses in the financials sector.
Investors also grew concerned about rising inflation as energy and food prices surged, leading the Fed to hold short-term rates steady in June.

MID-CAP AND GROWTH HELD UP BEST

Although stocks declined across the board in the first six months of 2008, mid-cap issues generated the best returns, while large-cap shares experienced the biggest declines (see the accompanying table). Growth-oriented stocks extended their outperformance from 2007, outpacing value shares across all market capitalizations.

Energy and materials were the only two sectors of the market to gain ground during the period. Energy stocks advanced as the price of oil soared to a record high of $140 a barrel, while the materials sector benefited from rising commodity prices. The financials sector sustained the largest losses, plunging by more than 30% as credit-related losses piled up.

U.S. Stock Index Returns
For the six months ended June 30, 2008*

RUSSELL 1000 INDEX (LARGE-CAP)       -11.20%
Russell 1000 Growth Index             -9.06%
Russell 1000 Value Index             -13.57%

RUSSELL MIDCAP INDEX                  -7.57%
Russell Midcap Growth Index           -6.81%
Russell Midcap Value Index            -8.58%

RUSSELL 2000 INDEX (SMALL-CAP)        -9.37%
Russell 2000 Growth Index             -8.93%
Russell 2000 Value Index              -9.84%

*Total returns for periods less than one year are not annualized.

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2

PERFORMANCE
VP Large Company Value

Total Returns as of June 30, 2008
                                                 Average Annual Returns
                                                          Since           Inception
                        6 months(1)    1 year           Inception            Date

CLASS II                  -15.09%      -20.94%          3.87%(2)           10/29/04

RUSSELL 1000 VALUE
INDEX(3)                  -13.57%      -18.78%            5.70%               --

S&P 500 INDEX(3)          -11.91%      -13.12%            5.44%               --

Class I                   -15.02%      -20.82%          2.16%(2)           12/1/04

(1) Total returns for periods less than one year are not annualized.

(2) Returns would have been lower if management fees had not been voluntarily reimbursed and/or waived.

(3) Data provided by Lipper Inc. -- A Reuters Company. ©2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

VP Large Company Value

Growth of $10,000 Over Life of Class

$10,000 investment made October 29, 2004

One-Year Returns Over Life of Class
Periods ended June 30
                               2005*      2006     2007      2008

Class II                      8.13%**   10.45%**  21.77%   -20.94%

Russell 1000 Value Index       10.49%    12.10%   21.87%   -18.78%

S&P 500 Index                  6.72%     8.63%    20.59%   -13.12%

* From 10/29/04, Class II's inception date, to 6/30/05. Not annualized.

** Returns would have been lower, along with the ending value, if management fees had not been voluntarily reimbursed and/or waived.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
4

PORTFOLIO COMMENTARY
VP Large Company Value

Portfolio Managers: Chuck Ritter and Brendan Healy

PERFORMANCE SUMMARY

VP Large Company Value returned -15.02%* for the six months ended June 30,
2008. By comparison, its benchmark, the Russell 1000 Value Index, returned
-13.57%, while the broader market, as measured by the S&P 500 Index, returned
-11.91%. (The portfolio's returns reflect operating expenses, while the indices' returns do not.) The average return for Morningstar's Large Cap Value category (whose performance, like VP Large Company Value's, reflects fund operating expenses) was -13.79%.**

VP Large Company Value's performance for the period was hampered by the volatile, challenging market environment described in the Market Perspective on page 2. Although both growth and value indices were negative, growth stocks outperformed value across the capitalization spectrum. In addition, for much of the period, investors favored companies that were already strong performers, a momentum bias that did not fit well with the portfolio's investment approach of seeking stocks that are undervalued by the market. Our position in the energy and financials sectors detracted the most from relative performance, while effective security selection in information technology, consumer staples, and health care added to results.

ENERGY POSITION HAMPERED PERFORMANCE

Although the portfolio's position in the energy sector contributed on an absolute basis, it underperformed in relative terms. Energy stocks, specifically oil and gas companies, provided the strongest results for the
Russell 1000 Value Index. Because of valuations, we were underweight in energy companies that focus exclusively on the exploration and production of oil and natural gas, which turned in strong performances for the benchmark.

FINANCIALS DETRACTED

Financials stocks -- the portfolio's largest single position, but a relative underweight nonetheless -- represented another source of underperformance versus the benchmark. Many financial firms struggled as the fallout in the subprime lending category continued. No segment was immune from the downturn.
Two of our top detractors were Freddie Mac, a stockholder-owned corporation chartered by Congress to keep money flowing to mortgage lenders in support of home ownership; and Citigroup, a diversified global financial services company. Both stocks declined on news of greater-than-expected losses on subprime loan exposure, resulting from housing weakness and the deterioration of mortgage credit.

Top Ten Holdings as of June 30, 2008
                                 % of net       % of net
                               assets as of   assets as of
                                  6/30/08       12/31/07

Exxon Mobil Corp.                  5.7%           5.0%
General Electric Co.               4.4%           4.3%
Chevron Corp.                      4.3%           3.5%
AT&T Inc.                          3.7%           3.3%
Royal Dutch Shell plc ADR          3.1%           2.8%
ConocoPhillips                     3.0%           2.4%
Johnson & Johnson                  3.0%           2.3%
Pfizer Inc.                        2.5%           2.1%
JPMorgan Chase & Co.               2.4%           2.6%
Citigroup Inc.                     2.3%           3.2%

* All fund returns referenced in this commentary are for Class I shares. Total returns for periods less than one year are not annualized.

** The average return for Morningstar's Large Cap Value category was -18.59%
for the one-year period ended June 30, 2008, and 4.73% since the fund's inception. ©2008 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers: (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

------
5

VP Large Company Value

SECURITY SELECTION CONTRIBUTED

Strong security selection added to our progress versus the benchmark. In information technology, most of the gains came from leading technology companies. A significant holding was International Business Machines (IBM), which has benefited from a diverse product mix, strategic acquisitions, and cost efficiencies. Despite economic headwinds, the company reported better-than-expected results driven by growth in U.S. and overseas markets.
During the period, IBM also declared a 25% increase in its quarterly dividend.

In consumer staples, our preference for industry leaders also proved advantageous as many of these names outperformed the benchmark. A top contributor was retailer Wal-Mart Stores. Higher prices at the pump and falling home prices are putting pressure on consumers -- making the Wal-Mart low-price strategy particularly appealing to lower-income households.

In health care, investments in pharmaceuticals companies and health care added value. A key holding was Wyeth. Investors appeared to react favorably to news about the company's drug development research efforts, sending Wyeth's stock price higher.

OUTLOOK

We continue to be bottom-up investment managers, evaluating each company individually and building our portfolio one stock at a time. VP Large Company
Value is broadly diversified, with ongoing overweight positions in the information technology and industrials sectors. We are still finding greater value opportunities among mega-cap stocks and have maintained our bias toward these firms.

Top Five Industries as of June 30, 2008
                                              % of net       % of net
                                            assets as of   assets as of
                                               6/30/08       12/31/07

Oil, Gas & Consumable Fuels                     16.3%          13.9%
Pharmaceuticals                                 9.5%           8.4%
Diversified Financial Services                  6.9%           8.8%
Diversified Telecommunication Services          6.1%           4.9%
Insurance                                       5.5%           6.3%

Types of Investments in Portfolio
                                              % of net       % of net
                                            assets as of   assets as of
                                               6/30/08       12/31/07

Common Stocks and Futures                       97.4%          95.3%
Cash and Equivalents(1)                         2.6%           4.7%

(1) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

------
6

SHAREHOLDER FEE EXAMPLE (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                 Beginning     Ending
                  Account     Account      Expenses Paid
                   Value       Value      During Period*      Annualized
                   1/1/08     6/30/08    1/1/08 - 6/30/08   Expense Ratio*

ACTUAL
Class I            $1,000     $849.80          $4.14             0.90%
Class II           $1,000     $849.10          $4.83             1.05%

HYPOTHETICAL
Class I            $1,000    $1,020.39         $4.52             0.90%
Class II           $1,000    $1,019.64         $5.27             1.05%

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------
7

SCHEDULE OF INVESTMENTS
VP Large Company Value

JUNE 30, 2008 (UNAUDITED)

   Shares                                                         Value

Common Stocks -- 96.2%

AEROSPACE & DEFENSE -- 1.1%
    1,350  Northrop Grumman Corp.                              $ 90,315
                                                             ----------
BEVERAGES -- 1.9%
    2,090  Coca-Cola Co. (The)                                  108,638
    1,700  Pepsi Bottling Group Inc.                             47,464
                                                             ----------
                                                                156,102
                                                             ----------
BIOTECHNOLOGY -- 0.7%
    1,240  Amgen Inc.(1)                                         58,478
                                                             ----------
CAPITAL MARKETS -- 2.6%
    1,060  Bank of New York Mellon Corp. (The)                   40,100
      500  Goldman Sachs Group, Inc. (The)                       87,450
    2,340  Morgan Stanley                                        84,404
                                                             ----------
                                                                211,954
                                                             ----------
CHEMICALS -- 2.1%
    2,250  du Pont (E.I.) de Nemours & Co.                       96,502
    1,280  PPG Industries, Inc.                                  73,434
                                                             ----------
                                                                169,936
                                                             ----------
COMMERCIAL BANKS -- 4.2%
    4,540  National City Corp.(2)                                21,656
      940  PNC Financial Services Group, Inc.                    53,674
    2,380  U.S. Bancorp                                          66,378
    3,760  Wachovia Corp.                                        58,393
    6,180  Wells Fargo & Co.                                    146,775
                                                             ----------
                                                                346,876
                                                             ----------
COMMERCIAL SERVICES & SUPPLIES -- 1.9%
      830  Avery Dennison Corp.                                  36,462
    1,830  R.R. Donnelley & Sons Co.                             54,333
      260  Robert Half International Inc.                         6,232
    1,520  Waste Management, Inc.                                57,319
                                                             ----------
                                                                154,346
                                                             ----------
COMMUNICATIONS EQUIPMENT -- 0.2%
    1,630  Motorola, Inc.                                        11,964
                                                             ----------
COMPUTERS & PERIPHERALS -- 1.3%
    2,410  Hewlett-Packard Co.                                  106,546
                                                             ----------
CONSUMER FINANCE -- 0.3%
    1,560  Discover Financial Services                           20,545
                                                             ----------
DIVERSIFIED CONSUMER SERVICES -- 0.7%
    2,790  H&R Block, Inc.                                       59,706
                                                             ----------

Shares                                                            Value

DIVERSIFIED FINANCIAL SERVICES -- 6.9%
    7,420  Bank of America Corp.(3)                           $ 177,115
   11,270  Citigroup Inc.                                       188,885
    5,820  JPMorgan Chase & Co.                                 199,685
                                                             ----------
                                                                565,685
                                                             ----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 6.1%
    8,930  AT&T Inc.                                            300,852
      660  Embarq Corp.                                          31,198
    4,680  Verizon Communications Inc.                          165,672
                                                             ----------
                                                                497,722
                                                             ----------
ELECTRIC UTILITIES -- 2.8%
    1,390  Exelon Corp.                                         125,045
    1,960  PPL Corp.                                            102,449
                                                             ----------
                                                                227,494
                                                             ----------
ENERGY EQUIPMENT & SERVICES -- 0.6%
      560  National Oilwell Varco, Inc.(1)                       49,683
                                                             ----------
FOOD & STAPLES RETAILING -- 2.5%
    1,980  Kroger Co. (The)                                      57,163
    1,640  Walgreen Co.                                          53,316
    1,680  Wal-Mart Stores, Inc.                                 94,416
                                                             ----------
                                                                204,895
                                                             ----------
FOOD PRODUCTS -- 0.7%
    1,920  Unilever N.V. New York Shares                         54,528
                                                             ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
    1,150  Medtronic, Inc.                                       59,513
                                                             ----------
HEALTH CARE PROVIDERS & SERVICES -- 0.4%
      600  Quest Diagnostics Inc.                                29,082
                                                             ----------
HOTELS, RESTAURANTS & LEISURE -- 0.6%
      430  Darden Restaurants, Inc.                              13,734
      320  McDonald's Corp.                                      17,990
    1,260  Starbucks Corp.(1)                                    19,833
                                                             ----------
                                                                 51,557
                                                             ----------
HOUSEHOLD DURABLES -- 0.7%
    3,360  Newell Rubbermaid Inc.                                56,414
                                                             ----------
HOUSEHOLD PRODUCTS -- 0.6%
      880  Clorox Co.                                            45,936
                                                             ----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.8%
    1,490  NRG Energy Inc.(1)                                    63,921
                                                             ----------

------
8

VP Large Company Value

Shares                                                            Value

INDUSTRIAL CONGLOMERATES -- 5.0%
   13,630  General Electric Co.                               $ 363,785
    1,180  Tyco International Ltd.                               47,247
                                                             ----------
                                                                411,032
                                                             ----------
INSURANCE -- 5.5%
    2,230  Allstate Corp.                                       101,666
    4,357  American International Group, Inc.                   115,285
    1,450  Hartford Financial Services Group Inc. (The)          93,627
    1,010  Travelers Companies, Inc. (The)                       43,834
      780  Loews Corp.                                           36,582
    1,040  Torchmark Corp.                                       60,996
                                                             ----------
                                                                451,990
                                                             ----------
IT SERVICES -- 1.8%
      880  Fiserv, Inc.(1)                                       39,926
      930  International Business Machines Corp.                110,233
                                                             ----------
                                                                150,159
                                                             ----------
MACHINERY -- 3.0%
    1,000  Caterpillar Inc.                                      73,820
    1,260  Dover Corp.                                           60,946
    1,650  Ingersoll-Rand Company Ltd. Cl A                      61,760
      690  Parker-Hannifin Corp.                                 49,211
                                                             ----------
                                                                245,737
                                                             ----------
MEDIA -- 3.1%
    1,290  CBS Corp. Cl B                                        25,142
    2,600  Gannett Co., Inc.                                     56,342
    7,180  Time Warner Inc.                                     106,264
    2,120  Viacom Inc. Cl B(1)                                   64,745
                                                             ----------
                                                                252,493
                                                             ----------
METALS & MINING -- 0.7%
      800  Nucor Corp.                                           59,736
                                                             ----------
MULTILINE RETAIL -- 0.7%
    1,320  Kohl's Corp.(1)                                       52,853
                                                             ----------
OFFICE ELECTRONICS -- 0.6%
    3,740  Xerox Corp.                                           50,714
                                                             ----------
OIL, GAS & CONSUMABLE FUELS -- 16.3%
    3,520  Chevron Corp.                                        348,937
    2,640  ConocoPhillips                                       249,190
      180  Devon Energy Corp.                                    21,629
    5,330  Exxon Mobil Corp.                                    469,732
    3,060  Royal Dutch Shell plc ADR                            250,033
                                                             ----------
                                                              1,339,521
                                                             ----------

Shares                                                            Value

PAPER & FOREST PRODUCTS -- 1.0%
      880  International Paper Co.                             $ 20,504
    1,240  Weyerhaeuser Co.                                      63,414
                                                             ----------
                                                                 83,918
                                                             ----------
PHARMACEUTICALS -- 9.5%
    1,480  Abbott Laboratories                                   78,396
    1,410  Eli Lilly & Co.                                       65,086
    3,770  Johnson & Johnson                                    242,561
    2,220  Merck & Co., Inc.                                     83,672
   11,950  Pfizer Inc.                                          208,766
    2,120  Wyeth                                                101,675
                                                             ----------
                                                                780,156
                                                             ----------
ROAD & RAIL -- 0.2%
    1,100  YRC Worldwide Inc.(1)(2)                              16,357
                                                             ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.9%
    1,710  Applied Materials, Inc.                               32,644
    1,980  Intel Corp.                                           42,530
                                                             ----------
                                                                 75,174
                                                             ----------
SOFTWARE -- 1.8%
    3,250  Microsoft Corp.                                       89,408
    2,940  Oracle Corp.(1)                                       61,740
                                                             ----------
                                                                151,148
                                                             ----------
SPECIALTY RETAIL -- 2.5%
    1,480  Best Buy Co., Inc.                                    58,607
    2,240  Gap, Inc. (The)                                       37,341
    2,350  Home Depot, Inc. (The)                                55,037
    2,370  Staples, Inc.                                         56,288
                                                             ----------
                                                                207,273
                                                             ----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
      760  VF Corp.                                              54,097
                                                             ----------
THRIFTS & MORTGAGE FINANCE -- 0.6%
    1,980  Freddie Mac                                           32,473
    1,540  MGIC Investment Corp.(2)                               9,409
    1,970  Washington Mutual, Inc.(2)                             9,712
                                                             ----------
                                                                 51,594
                                                             ----------
TOBACCO -- 1.3%
    1,990  Altria Group Inc.                                     40,914
      644  Lorillard, Inc.(1)                                    44,539
      410  Philip Morris International Inc.                      20,250
                                                             ----------
                                                                105,703
                                                             ----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
    5,310  Sprint Nextel Corp.                                   50,445
                                                             ----------
TOTAL COMMON STOCKS
(Cost $9,119,327)                                             7,883,298
                                                             ----------

------
9

VP Large Company Value

                                                                 Value

Temporary Cash Investments --
Segregated For Futures Contracts -- 1.2%

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Treasury obligations,
3.875%, 1/15/09, valued at $102,024), in a joint trading
account at 1.70%, dated 6/30/08, due 7/1/08 (Delivery
value $100,005)
(Cost $100,000)                                              $ 100,000
                                                            ----------

Temporary Cash Investments --
Securities Lending Collateral(4) -- 0.7%

Repurchase Agreement, Barclays Capital Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.50%, dated 6/30/08, due 7/1/08 (Delivery value $15,001)       15,000

Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.45%, dated 6/30/08, due 7/1/08 (Delivery value $15,001)       15,000

                                                                 Value

Repurchase Agreement, Deutsche Bank Securities Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.50%, dated 6/30/08, due 7/1/08 (Delivery value $15,001)     $ 15,000

Repurchase Agreement, UBS Securities LLC,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.65%, dated 6/30/08, due 7/1/08 (Delivery value $15,216)       15,215
                                                            ----------
TOTAL TEMPORARY CASH INVESTMENTS --
SECURITIES LENDING COLLATERAL
(Cost $60,215)                                                  60,215
                                                            ----------
TOTAL INVESTMENT SECURITIES -- 98.1%
(Cost $9,279,542)                                            8,043,513
                                                            ----------
OTHER ASSETS AND LIABILITIES -- 1.9%                           152,657
                                                            ----------
TOTAL NET ASSETS -- 100.0%                                  $8,196,170
                                                            ==========

Futures Contracts
                                                 Underlying Face    Unrealized
     Contracts Purchased       Expiration Date   Amount at Value   Gain (Loss)

   3  S&P 500 E-Mini Futures    September 2008      $ 192,450       $ (7,745)
                                                    ==========      ==========

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of June 30, 2008.

(3) Security, or a portion thereof, has been segregated for futures contracts.

(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
10

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

ASSETS

Investment securities, at value (cost of $9,219,327) -- including
$57,134 of securities on loan                                           $7,983,298

Investments made with cash collateral received for securities on
loan, at value (cost of $60,215)                                            60,215
                                                                       -----------
Total investment securities, at value (cost of $9,279,542)               8,043,513

Cash                                                                       119,747

Receivable for investments sold                                            298,281

Receivable for variation margin on futures contracts                           443

Dividends and interest receivable                                           12,805
                                                                       -----------
                                                                         8,474,789
                                                                       -----------

LIABILITIES

Payable for collateral received for securities on loan                      60,215

Payable for investments purchased                                          211,737

Accrued management fees                                                      6,135

Distribution fees payable                                                      532
                                                                       -----------
                                                                           278,619
                                                                       -----------

NET ASSETS                                                              $8,196,170
                                                                       ===========

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                                 $9,569,402

Undistributed net investment income                                         91,513

Accumulated net realized loss on investment transactions                 (220,971)

Net unrealized depreciation on investments                             (1,243,774)
                                                                       -----------
                                                                        $8,196,170
                                                                       ===========

CLASS I, $0.01 PAR VALUE

Net assets                                                              $5,723,786

Shares outstanding                                                         557,125

Net asset value per share                                                   $10.27

CLASS II, $0.01 PAR VALUE

Net assets                                                              $2,472,384

Shares outstanding                                                         238,158

Net asset value per share                                                   $10.38

See Notes to Financial Statements.

------
11

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME (LOSS)

INCOME:

Dividends (net of foreign taxes withheld of $976)                        $ 130,883

Interest                                                                     2,864

Securities lending, net                                                        937
                                                                      ------------
                                                                           134,684
                                                                      ------------

EXPENSES:

Management fees                                                             39,445

Distribution fees -- Class II                                                3,501

Directors' fees and expenses                                                   130

Other expenses                                                                  15
                                                                      ------------
                                                                            43,091
                                                                      ------------

NET INVESTMENT INCOME (LOSS)                                                91,593
                                                                      ------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions                                                  (168,941)

Futures transactions                                                      (36,870)
                                                                      ------------
                                                                         (205,811)
                                                                      ------------

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

Investments                                                            (1,375,736)

Futures                                                                    (2,555)
                                                                      ------------
                                                                       (1,378,291)
                                                                      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                                (1,584,102)
                                                                      ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $(1,492,509)
                                                                      ============

See Notes to Financial Statements.

------
12

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2007

Increase (Decrease) in Net Assets                               2008          2007

OPERATIONS

Net investment income (loss)                                $ 91,593     $ 183,146

Net realized gain (loss)                                   (205,811)       246,601

Change in net unrealized appreciation (depreciation)     (1,378,291)     (564,005)
                                                         -----------   -----------
Net increase (decrease) in net assets resulting from
operations                                               (1,492,509)     (134,258)
                                                         -----------   -----------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Class I                                                   (127,810)      (52,304)

 Class II                                                   (55,386)      (12,635)

From net realized gains:

 Class I                                                   (170,114)       (9,792)

 Class II                                                   (79,252)       (3,111)
                                                         -----------   -----------
Decrease in net assets from distributions                  (432,562)      (77,842)
                                                         -----------   -----------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from capital
share transactions                                         (273,058)       652,820
                                                         -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS                    (2,198,129)       440,720

NET ASSETS

Beginning of period                                       10,394,299     9,953,579
                                                         -----------   -----------
End of period                                            $ 8,196,170   $10,394,299
                                                         ===========   ===========

Undistributed net investment income                          $91,513      $183,116
                                                         ===========   ===========

See Notes to Financial Statements.

------
13

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc. (the corporation)
is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Large Company Value Fund (the fund)
is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is to seek long-term capital growth. The production of income is a secondary objective. The fund pursues its objective by investing in common stocks of larger companies that management believes to be undervalued at the time of purchase. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.
Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The income earned, net of any rebates or fees, is included in the
Statement of Operations. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin)
are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures transactions and unrealized appreciation
(depreciation) on futures, respectively.

------
14

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2004. At this time, management has not identified any uncertain tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

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15

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy
(strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the American Century Investments family of funds, but that have the same investment team and investment strategy. The annual management fee schedule for each class of the fund ranges from 0.70% to
0.90% for Class I and from 0.60% to 0.80% for Class II. The effective annual management fee for each class of the fund for the six months ended June 30,
2008, was 0.90% and 0.80% for Class I and Class II, respectively.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master
Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940
Act. The plan provides that Class II will pay American Century Investment
Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2008, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). JPMIM is
a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a securities lending agreement with JPMorgan
Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2008, were $801,869 and
$1,272,155, respectively.

As of June 30, 2008, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments                            $9,300,540
                                                         ============
Gross tax appreciation of investments                       $ 802,560

Gross tax depreciation of investments                     (2,059,587)
                                                         ------------
Net tax appreciation (depreciation) of investments       $(1,257,027)
                                                         ============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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16

4. CAPITAL SHARE TRANSACTIONS

                                 Six months ended               Year ended
                                  June 30, 2008             December 31, 2007
                               Shares        Amount        Shares        Amount
CLASS I/SHARES AUTHORIZED     50,000,000                  50,000,000
                             ===========                 ===========
Sold                              22,468     $ 252,685       123,646   $ 1,644,602

Issued in reinvestment
of distributions                  27,282       297,924         4,932        62,096

Redeemed                        (67,786)     (796,222)     (141,346)   (1,876,994)
                             -----------   -----------   -----------   -----------
                                (18,036)     (245,613)      (12,768)     (170,296)
                             -----------   -----------   -----------   -----------

CLASS II/SHARES AUTHORIZED    50,000,000                  50,000,000
                              ==========                  ==========

Sold                              51,044       594,064       226,901     3,032,583

Issued in reinvestment
of distributions                  12,195       134,638         1,238        15,746

Redeemed                        (65,294)     (756,147)     (165,415)   (2,225,213)
                             -----------   -----------   -----------   -----------
                                 (2,055)      (27,445)        62,724       823,116
                             -----------   -----------   -----------   -----------
Net increase (decrease)         (20,091)    $(273,058)        49,956     $ 652,820
                             ===========   ===========   ===========   ===========

5. SECURITIES LENDING

As of June 30, 2008, securities in the fund valued at $57,134 were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total market value of all collateral received, at this date, was $60,215. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

6. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of June 30,
2008:

                                                      Unrealized
                                     Value of       Gain (Loss) on
                                    Investment     Other Financial
Valuation Inputs                    Securities       Instruments*

Level 1 -- Quoted Prices               $7,883,298          $(7,745)

Level 2 -- Other Significant
Observable Inputs                         160,215                --

Level 3 -- Significant
Unobservable Inputs                            --                --
                                     ------------      ------------
                                       $8,043,513          $(7,745)
                                     ============      ============

*Includes futures contracts.

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17

7. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with Bank of America,
N.A. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the six months ended June 30, 2008.

8. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 does not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

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18

FINANCIAL HIGHLIGHTS
VP Large Company Value

Class I
For a Share Outstanding Throughout the Years Ended December 31
(except as noted)
                                 2008(1)      2007      2006       2005    2004(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period               $12.71    $12.98    $10.85     $10.79     $10.61
                                 -------   -------   -------    -------    -------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                   0.12      0.23      0.23       0.27       0.01

 Net Realized and
 Unrealized Gain (Loss)           (2.00)    (0.39)      1.94       0.25       0.23
                                 -------   -------   -------    -------    -------
 Total From
 Investment Operations            (1.88)    (0.16)      2.17       0.52       0.24
                                 -------   -------   -------    -------    -------
Distributions

 From Net
 Investment Income                (0.24)    (0.09)     --(4)     (0.25)     (0.06)

 From Net Realized Gains          (0.32)    (0.02)    (0.04)     (0.21)         --
                                 -------   -------   -------    -------    -------
 Total Distributions              (0.56)    (0.11)    (0.04)     (0.46)     (0.06)
                                 -------   -------   -------    -------    -------
Net Asset Value, End of
Period                            $10.27    $12.71    $12.98     $10.85     $10.79
                                 =======   =======   =======    =======    =======

TOTAL RETURN(5)                 (15.02)%   (1.27)%    19.98%      4.83%      2.29%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses
to Average Net Assets           0.90%(6)     0.90%  0.79%(7)   0.04%(7)   0.90%(6)

Ratio of Net Investment
Income (Loss)
to Average Net Assets           2.07%(6)     1.77%  1.98%(7)   2.45%(7)   0.64%(6)

Portfolio Turnover Rate               9%       22%       11%        37%      3%(8)

Net Assets, End of Period
(in thousands)                    $5,724    $7,312    $7,630     $1,538       $400

(1) Six months ended June 30, 2008 (unaudited).

(2) December 1, 2004 (commencement of sale) through December 31, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) During the year ended December 31, 2005 and a portion of the year ended
December 31, 2006, the investment advisor voluntarily agreed to reimburse and/or waive its management fee. Had fees not been reimbursed and/or waived, the annualized ratios of operating expenses to average net assets and annualized ratios of net investment income (loss) to average net assets would have been 0.90% and 1.87% for the year ended December 31, 2006 and 0.94% and
1.55% for the year ended December 31, 2005, respectively.

(8) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the period October 29, 2004 (fund inception) through
December 31, 2004.

See Notes to Financial Statements.

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19

VP Large Company Value

Class II
For a Share Outstanding Throughout the Years Ended December 31
(except as noted)
                                 2008(1)     2007       2006       2005    2004(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period               $12.83   $13.09     $10.97     $10.79     $10.00
                                 -------  -------    -------    -------    -------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                   0.11     0.22       0.22       0.24       0.04

 Net Realized and
 Unrealized Gain (Loss)           (2.01)   (0.39)       1.94       0.37       0.81
                                 -------  -------    -------    -------    -------
 Total From
 Investment Operations            (1.90)   (0.17)       2.16       0.61       0.85
                                 -------  -------    -------    -------    -------
Distributions

 From Net
 Investment Income                (0.23)   (0.07)      --(4)     (0.22)     (0.06)

 From Net Realized Gains          (0.32)   (0.02)     (0.04)     (0.21)         --
                                 -------  -------    -------    -------    -------
 Total Distributions              (0.55)   (0.09)     (0.04)     (0.43)     (0.06)
                                 -------  -------    -------    -------    -------
Net Asset Value,
End of Period                     $10.38   $12.83     $13.09     $10.97     $10.79
                                 =======  =======    =======    =======    =======

TOTAL RETURN(5)                 (15.09)%  (1.35)%     19.78%      5.59%      8.52%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses
to Average Net Assets           1.05%(6)    1.05%   0.98%(7)   0.29%(7)   1.05%(6)

Ratio of Net Investment
Income (Loss)
to Average Net Assets           1.92%(6)    1.62%   1.79%(7)   2.20%(7)   2.44%(6)

Portfolio Turnover Rate               9%      22%        11%        37%         3%

Net Assets, End of Period
(in thousands)                    $2,472   $3,082     $2,324       $513     $1,085

(1) Six months ended June 30, 2008 (unaudited).

(2) October 29, 2004 (fund inception) through December 31, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) During the year ended December 31, 2005 and a portion of the year ended
December 31, 2006, the investment advisor voluntarily agreed to reimburse and/or waive its management fee. Had fees not been reimbursed and/or waived, the annualized ratios of operating expenses to average net assets and annualized ratios of net investment income (loss) to average net assets would have been 1.05% and 1.72% for the year ended December 31, 2006 and 1.09% and
1.40% for the year ended December 31, 2005, respectively.

See Notes to Financial Statements.

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20

APPROVAL OF MANAGEMENT AGREEMENT
VP Large Company Value

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century Investments, this process is referred to as the
"15(c) Process." As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning the VP Large Company Value Fund (the
"fund") and the services provided to the fund under the management agreement.
The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund;

* reports on the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* information about the compliance policies, procedures, and regulatory experience of the advisor;

* data comparing the cost of owning the fund to the cost of owning a similar fund;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The board also had the benefit of the advice of its independent counsel throughout the period.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. In connection with their review of

------
21

the fund, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of the services provided by the advisor have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided to the fund is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments and liquidity. In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the fund. The Directors also review detailed performance information during the
15(c) Process

------
22

comparing the fund's performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The fund's quarter end performance fell below the median for its peer group for both the one- and three-year periods during the past year. The board discussed the fund's performance with the advisor and was satisfied with the efforts being undertaken by the advisor. The board will continue to monitor these efforts and the performance of the fund. More detailed information about the fund's performance can be found in the Performance and Portfolio Commentary sections of this report.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The board concluded that the advisor's profits were reasonable in light of the services provided to the fund.

ETHICS. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically.
They noted that the advisor's practices generally meet or exceed industry best practices.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various functions to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

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23

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel).
Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the
Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was equal to the median of the total expense ratios of its peer group. The board concluded that the management fee paid by the fund to the advisor was reasonable in light of the services provided to the fund.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The
Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the fund to determine breakpoints in the fund's fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the board, including all of the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
24

ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment
Professionals) and, upon request, by calling 1-800-378-9878.

------
25

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 1000® GROWTH INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000® VALUE INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000® GROWTH INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000® VALUE INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP® GROWTH INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP® VALUE INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of
U.S. stock market performance.

------
26

NOTES

------
27

NOTES

------
28

[back cover]

[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE . . . . . . . . . . . . . . . .        1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES. . . . . .        1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF . . . . . . . . . .        1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0808
CL-SAN-61149

[front cover]

SEMIANNUAL REPORT
JUNE 30, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY VARIABLE PORTFOLIOS

VP MID CAP VALUE FUND

[blank page]

     Market Perspective . . . . . . . . . . . . . . . . . . . . . . . . .      2
        U.S. Stock Index Returns. . . . . . . . . . . . . . . . . . . . .      2

VP MID CAP VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments'
knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By Enrique Chang, Chief Investment Officer,
American Century Investments

STOCKS STUMBLED AMID WEAK ECONOMY AND TURBULENT CREDIT MARKETS

In an increasingly volatile investment environment, the broad U.S. equity indexes suffered double-digit declines in the first half of 2008. Stocks started the year on a downward trajectory, producing their worst quarterly performance in nearly six years as continuing fallout from the subprime lending meltdown and a liquidity crunch in the credit markets threatened to tip the U.S. economy into recession.

The Federal Reserve (the Fed) responded with a more aggressive program of short-term interest rate cuts, lowering its federal funds rate target from
4.5% to 2.0% in the first four months of the year. The Fed also injected liquidity into the credit markets and brokered a buyout of near-bankrupt investment bank Bear Stearns by JPMorgan Chase in mid-March.

The Bear Stearns rescue, as well as improving economic data and better-than-expected corporate earnings reports, helped ease credit and economic fears, allowing stocks to stage a solid recovery in April and May.
However, the market tumbled sharply in June amid evidence of further economic weakness and additional credit-related losses in the financials sector.
Investors also grew concerned about rising inflation as energy and food prices surged, leading the Fed to hold short-term rates steady in June.

MID-CAP AND GROWTH HELD UP BEST

Although stocks declined across the board in the first six months of 2008, mid-cap issues generated the best returns, while large-cap shares experienced the biggest declines (see the accompanying table). Growth-oriented stocks extended their outperformance from 2007, outpacing value shares across all market capitalizations.

Energy and materials were the only two sectors of the market to gain ground during the period. Energy stocks advanced as the price of oil soared to a record high of $140 a barrel, while the materials sector benefited from rising commodity prices. The financials sector sustained the largest losses, plunging by more than 30% as credit-related losses piled up.

U.S. Stock Index Returns
For the six months ended June 30, 2008*

RUSSELL 1000 INDEX (LARGE-CAP)                -11.20%
Russell 1000 Growth Index                      -9.06%
Russell 1000 Value Index                      -13.57%

RUSSELL MIDCAP INDEX                           -7.57%
Russell Midcap Growth Index                    -6.81%
Russell Midcap Value Index                     -8.58%

RUSSELL 2000 INDEX (SMALL-CAP)                 -9.37%
Russell 2000 Growth Index                      -8.93%
Russell 2000 Value Index                       -9.84%

*Total returns for periods less than one year are not annualized.

------
2

PERFORMANCE
VP Mid Cap Value

Total Returns as of June 30, 2008
                                                       Average Annual
                                                          Returns
                                                           Since        Inception
                          6 months(1)       1 year       Inception         Date

CLASS II                     -9.21%        -19.37%         7.60%         10/29/04

RUSSELL MIDCAP VALUE
INDEX(2)                     -8.58%        -17.09%         8.59%            --

Class I                      -9.11%        -19.25%         5.66%         12/1/04

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. ©2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

VP Mid Cap Value

Growth of $10,000 Over Life of Class

$10,000 investment made October 29, 2004

One-Year Returns Over Life of Class
Periods ended June 30
                                 2005*    2006    2007      2008

Class II                        15.99%   11.32%  25.68%   -19.37%

Russell Midcap Value Index      17.01%   14.26%  22.09%   -17.09%

*From 10/29/04, Class II's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

PORTFOLIO COMMENTARY
VP Mid Cap Value

Portfolio Managers: Scott Moore, Michael Liss, and Phil Davidson

PERFORMANCE SUMMARY

VP Mid Cap Value returned -9.21%* for the six months ended June 30, 2008. By comparison, its benchmark, the Russell Midcap Value Index, returned -8.58%.
(The portfolio's returns reflect operating expenses, while the index's return does not.) By comparison, the median return for Morningstar's Mid Cap Value category (whose performance, like VP Mid Cap Value's, reflects fund operating expenses) was -8.74%**.

VP Mid Cap Value's performance for the period was hampered by the volatile, challenging market environment described in the Market Perspective on page 2.
Although both growth and value indices were negative, growth stocks outperformed value across the capitalization spectrum. In addition, for much of the period, investors favored companies that were already strong performers, a momentum bias that did not fit well with the portfolio's investment approach of seeking stocks that are undervalued by the market.
Nevertheless, we continue to emphasize less-risky businesses with sound balance sheets. The portfolio's underweight positions in the energy and materials sectors detracted from relative results. VP Mid Cap Value benefited from strong security selection in the information technology, consumer staples, health care, and financials sectors.

ENERGY HAMPERED PROGRESS

The portfolio's underweight position in the energy sector hurt relative results. Energy was up nearly 31% for the benchmark, one of only three sectors
(materials and health care were the other two) with positive total returns.
Because of valuations, we were underweight in companies engaged in the exploration and production of oil and natural gas, such as Hess Corp. and
Chesapeake Energy Corp. These stocks turned in strong performance for the
Russell Midcap Value Index. However, two of our holdings -- Equitable
Resources and Apache Corp. -- were positive contributors relative to the benchmark.

MATERIALS DETRACTED

The materials sector was another source of relative weakness. We were underweight in metals and mining stocks, which outperformed the benchmark.
Many of these

Top Ten Holdings as of June 30, 2008
                                                   % of           % of
                                                net assets     net assets
                                                  as of           as of
                                                 6/30/08        12/31/07
iShares S&P MidCap 400 Index Fund                  4.8%           3.3%
Kimberly-Clark Corp.                               4.3%           2.9%
Bemis Co., Inc.                                    3.0%           3.1%
Kraft Foods Inc. Cl A                              2.5%           1.9%
Portland General Electric Co.                      2.3%           2.9%
Beckman Coulter, Inc.                              1.9%           1.6%
ConAgra Foods, Inc.                                1.8%           2.5%
Marsh & McLennan Companies, Inc.                   1.8%           1.5%
People's United Financial, Inc.                    1.7%           0.4%
International Speedway Corp. Cl A                  1.7%           2.8%

* All fund returns referenced in this commentary are for Class II shares.
Total returns for periods less than one year are not annualized.

** The median return for Morningstar's Mid Cap Value category was -16.13% for the one-year period ended June 30, 2008. ©2008 Morningstar, Inc. All Rights
Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

------
5

VP Mid Cap Value

companies have reported strong earnings, which has attracted a large number of investors. We believe that current earnings are near peak levels and unsustainable, and have therefore limited the portfolio's exposure.

SECURITY SELECTION ENHANCED RESULTS

The portfolio benefited from superior security selection across a range of industries. In information technology, a key holding was Diebold, Inc., a leading provider of automatic teller machines, electronic surveillance and monitoring equipment and services, and electronic voting machines. During the period, the company received an unsolicited takeover offer from United
Technology.

In consumer staples, the beverages segment provided a top contributor,
Anheuser-Busch. The leading brewer in the U.S. received an unsolicited takeover bid from Belgian brewing company InBev. The offer, which would pay a substantial premium to Anheuser-Busch shareholders, drove up the company's stock price.

In health care, Universal Health Services, which owns and operates acute-care hospitals and behavioral health centers throughout the United States, contributed positively to results. During the first quarter of 2008, the company reported a 25% increase in quarterly profits, beating investor expectations. The company has benefited from rising admissions at its more profitable behavioral health facilities and saw strong admissions growth in its acute-care hospitals, particularly in one of its core markets, Las Vegas.

In financials, our underweight position also added to relative performance.
The portfolio was underweight in insurance companies and capital markets firms, and had no exposure to consumer finance names. The financials sector was also the source of a significant holding, Arthur J. Gallagher & Co. Shares of the insurance broker rose following the announcement of strong first-quarter earnings.

OUTLOOK

We continue to follow our disciplined, bottom-up process, selecting companies one at a time for the portfolio. We see opportunities in consumer staples and utilities stocks, reflected by our overweight positions in these sectors, relative to the benchmark. Our fundamental analysis and valuation work is also directing us toward smaller relative weightings in financials, energy, and consumer discretionary stocks.

Top Five Industries* as of June 30, 2008
                                           % of                 % of
                                        net assets           net assets
                                           as of               as of
                                          6/30/08             12/31/07
Food Products                              8.7%                 9.9%
Electric Utilities                         7.0%                 4.7%
Insurance                                  6.3%                 6.7%
Household Products                         5.4%                 2.9%
Commercial Banks                           4.7%                 6.9%

*Excludes securities in the Diversified industry category. These securities represent investments in diversified pools of underlying securities in multiple industry categories.

Types of Investments in Portfolio
                                              % of               % of
                                           net assets         net assets
                                              as of             as of
                                             6/30/08           12/31/07
Common Stocks                                 97.2%             98.1%
Cash and Equivalents(1)                       2.8%               1.9%

(1) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

------
6

SHAREHOLDER FEE EXAMPLE (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                    Beginning         Ending       Expenses Paid
                  Account Value   Account Value    During Period*     Annualized
                     1/1/08          6/30/08      1/1/08 - 6/30/08  Expense Ratio*
ACTUAL

Class I              $1,000          $908.90           $4.75            1.00%

Class II             $1,000          $907.90           $5.46            1.15%

HYPOTHETICAL

Class I              $1,000         $1,019.89          $5.02            1.00%

Class II             $1,000         $1,019.14          $5.77            1.15%

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------
7

SCHEDULE OF INVESTMENTS
VP Mid Cap Value

JUNE 30, 2008 (UNAUDITED)

Shares                                                                     Value

Common Stocks -- 97.2%

AEROSPACE & DEFENSE - 0.4%
      23,300  Northrop Grumman Corp.                                  $1,558,771
                                                                    ------------
AIRLINES -- 0.5%
     171,385  Southwest Airlines Co.                                   2,234,860
                                                                    ------------
AUTO COMPONENTS -- 0.9%
      79,448  Autoliv, Inc.                                            3,703,866
                                                                    ------------
AUTOMOBILES -- 1.5%
      68,300  Bayerische Motoren Werke AG ORD                          3,286,549
     322,017  Winnebago Industries, Inc.(1)                            3,281,353
                                                                    ------------
                                                                       6,567,902
                                                                    ------------
BEVERAGES -- 2.4%
      60,900  Anheuser-Busch Companies, Inc.                           3,783,108
     241,200  Coca-Cola Enterprises Inc.                               4,172,760
      89,500  Pepsi Bottling Group Inc.                                2,498,840
                                                                    ------------
                                                                      10,454,708
                                                                    ------------
BUILDING PRODUCTS -- 0.3%
      96,754  Masco Corp.                                              1,521,940
                                                                    ------------
CAPITAL MARKETS -- 2.3%
      81,500  AllianceBernstein Holding L.P.                           4,456,420
      67,100  Ameriprise Financial Inc.                                2,728,957
      59,200  Legg Mason, Inc.                                         2,579,344
                                                                    ------------
                                                                       9,764,721
                                                                    ------------
CHEMICALS -- 2.6%
      56,100  Ecolab Inc.                                              2,411,739
     116,374  International Flavors & Fragrances Inc.                  4,545,568
      23,601  Minerals Technologies Inc.                               1,500,788
      61,000  Rohm and Haas Co.                                        2,832,840
                                                                    ------------
                                                                      11,290,935
                                                                    ------------
COMMERCIAL BANKS -- 4.7%
     209,700  Associated Banc-Corp                                     4,045,113
      93,455  Commerce Bancshares, Inc.                                3,706,425
     384,221  Marshall & Ilsley Corp.                                  5,890,108
      88,871  SunTrust Banks, Inc.                                     3,218,908
      66,700  United Bankshares, Inc.(1)                               1,530,765
      56,900  Zions Bancorporation                                     1,791,781
                                                                    ------------
                                                                      20,183,100
                                                                    ------------

Shares                                                                     Value

COMMERCIAL SERVICES & SUPPLIES -- 4.6%
     114,200  Avery Dennison Corp.                                    $5,016,807
     243,137  HNI Corp.(1)                                             4,293,799
      97,964  Pitney Bowes, Inc.                                       3,340,572
      89,859  Republic Services, Inc.                                  2,668,812
     113,317  Waste Management, Inc.                                   4,273,184
                                                                    ------------
                                                                      19,593,174
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 0.8%
     309,800  Emulex Corp.(2)                                          3,609,170
                                                                    ------------
COMPUTERS & PERIPHERALS -- 1.2%
     116,632  Diebold, Inc.                                            4,149,767
      74,768  QLogic Corp.(2)                                          1,090,865
                                                                    ------------
                                                                       5,240,632
                                                                    ------------
CONTAINERS & PACKAGING - 4.3%
     570,526  Bemis Co., Inc.                                         12,791,193
     258,200  Pactiv Corp.(2)                                          5,481,586
                                                                    ------------
                                                                      18,272,779
                                                                    ------------
DISTRIBUTORS -- 1.1%
     116,379  Genuine Parts Co.                                        4,617,919
                                                                    ------------
DIVERSIFIED - 4.8%
     250,694  iShares S&P MidCap 400 Index Fund(1)                    20,431,561
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.8%
      81,300  McGraw-Hill Companies, Inc. (The)                        3,261,756
                                                                    ------------
ELECTRIC UTILITIES -- 7.0%
     275,053  Empire District Electric Co.(1)                          5,099,483
     186,298  IDACORP, Inc.                                            5,382,149
     444,908  Portland General Electric Co.                           10,019,327
     257,000  Sierra Pacific Resources                                 3,266,470
     294,800  Westar Energy Inc.                                       6,341,148
                                                                    ------------
                                                                      30,108,577
                                                                    ------------
ELECTRICAL EQUIPMENT - 1.3%
     134,600  Hubbell Inc. Cl B                                        5,366,502
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.6%
      46,170  Littelfuse, Inc.(2)                                      1,456,664
     167,142  Molex Inc.                                               4,079,936
      93,829  Tyco Electronics Ltd.                                    3,360,955
     259,600  Vishay Intertechnology, Inc.(2)                          2,302,652
                                                                    ------------
                                                                      11,200,207
                                                                    ------------

------
8

VP Mid Cap Value

Shares                                                                     Value

FOOD PRODUCTS -- 8.7%
     156,300  Campbell Soup Co.                                       $5,229,798
     395,165  ConAgra Foods, Inc.                                      7,618,781
      18,208  General Mills, Inc.                                      1,106,500
      31,469  H.J. Heinz Co.                                           1,505,792
      88,861  Hershey Co. (The)                                        2,912,864
      97,700  Kellogg Co.                                              4,691,554
     377,492  Kraft Foods Inc. Cl A                                   10,739,646
     210,378  Maple Leaf Foods Inc. ORD                                2,254,787
      22,300  Ralcorp Holdings, Inc.(2)                                1,102,512
                                                                    ------------
                                                                      37,162,234
                                                                    ------------
GAS UTILITIES -- 2.0%
      73,700  AGL Resources Inc.                                       2,548,546
     124,094  Southwest Gas Corp.                                      3,689,315
      70,615  WGL Holdings Inc.                                        2,453,165
                                                                    ------------
                                                                       8,691,026
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.4%
     119,647  Beckman Coulter, Inc.                                    8,079,762
      89,600  Boston Scientific Corp.(2)                               1,101,184
     176,309  Symmetry Medical Inc.(2)                                 2,859,732
      37,900  Zimmer Holdings Inc.(2)                                  2,579,095
                                                                    ------------
                                                                      14,619,773
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.9%
      86,700  LifePoint Hospitals Inc.(2)                              2,453,610
      24,559  Universal Health Services, Inc. Cl B                     1,552,620
                                                                    ------------
                                                                       4,006,230
                                                                    ------------
HEALTH CARE TECHNOLOGY - 0.4%
      70,400  IMS Health Inc.                                          1,640,320
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE - 3.2%
     181,011  International Speedway Corp. Cl A                        7,064,859
     323,650  Speedway Motorsports Inc.                                6,595,987
                                                                    ------------
                                                                      13,660,846
                                                                    ------------
HOUSEHOLD DURABLES -- 0.7%
      46,500  Whirlpool Corp.                                          2,870,445
                                                                    ------------
HOUSEHOLD PRODUCTS -- 5.4%
      90,400  Clorox Co.                                               4,718,880
     309,452  Kimberly-Clark Corp.                                    18,499,041
                                                                    ------------
                                                                      23,217,921
                                                                    ------------
INSURANCE - 6.3%
      70,999  Allstate Corp.                                           3,236,844
      48,600  Chubb Corp.                                              2,381,886
     133,726  Gallagher (Arthur J.) & Co.                              3,222,797
     110,691  Genworth Financial Inc. Cl A                             1,971,407

Shares                                                                     Value

      50,157  Hartford Financial Services Group Inc. (The)            $3,238,637
      20,782  HCC Insurance Holdings, Inc.                               439,331
     222,556  Horace Mann Educators Corp.                              3,120,235
      13,000  Lincoln National Corp.                                     589,160
     282,917  Marsh & McLennan Companies, Inc.                         7,511,446
      30,800  Principal Financial Group, Inc.                          1,292,676
                                                                    ------------
                                                                      27,004,419
                                                                    ------------
IT SERVICES -- 0.3%
      26,900  Automatic Data Processing, Inc.                          1,127,110
                                                                    ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.9%
      38,700  Polaris Industries Inc.(1)                               1,562,706
     126,123  RC2 Corp.(2)                                             2,340,843
                                                                    ------------
                                                                       3,903,549
                                                                    ------------
MACHINERY - 1.6%
     267,650  Altra Holdings Inc.(2)                                   4,499,197
      22,500  Dover Corp.                                              1,088,325
      23,900  Kaydon Corp.                                             1,228,699
                                                                    ------------
                                                                       6,816,221
                                                                    ------------
METALS & MINING - 0.3%
      21,500  Newmont Mining Corp.                                     1,121,440
                                                                    ------------
MULTI-UTILITIES -- 3.7%
      79,500  Ameren Corp.                                             3,357,285
      64,200  Consolidated Edison, Inc.                                2,509,578
     116,965  Puget Energy, Inc.                                       2,805,990
     101,294  Wisconsin Energy Corp.                                   4,580,515
     121,800  Xcel Energy Inc.                                         2,444,526
                                                                    ------------
                                                                      15,697,894
                                                                    ------------
MULTILINE RETAIL - 0.4%
      80,400  Family Dollar Stores, Inc.                               1,603,176
                                                                    ------------
OIL, GAS & CONSUMABLE FUELS -- 2.3%
      27,946  Apache Corp.                                             3,884,494
      89,023  Equitable Resources Inc.                                 6,147,928
                                                                    ------------
                                                                      10,032,422
                                                                    ------------
PAPER & FOREST PRODUCTS -- 1.8%
     163,374  MeadWestvaco Corp.                                       3,894,836
      74,133  Weyerhaeuser Co.                                         3,791,162
                                                                    ------------
                                                                       7,685,998
                                                                    ------------
PHARMACEUTICALS -- 1.7%
      39,400  Barr Pharmaceuticals Inc.(2)                             1,776,152
     149,300  Bristol-Myers Squibb Co.                                 3,065,129
      92,946  Watson Pharmaceuticals, Inc.(2)                          2,525,343
                                                                    ------------
                                                                       7,366,624
                                                                    ------------

------
9

VP Mid Cap Value

Shares                                                                     Value

REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.4%
      32,600  Boston Properties Inc.                                  $2,941,172
      79,700  Host Hotels & Resorts Inc.                               1,087,905
      19,500  Public Storage Inc.                                      1,575,405
      95,200  Rayonier, Inc.                                           4,042,192
      31,700  Realty Income Corp.(1)                                     721,492
                                                                    ------------
                                                                      10,368,166
                                                                    ------------
ROAD & RAIL - 0.5%
     140,900  Heartland Express, Inc.                                  2,100,819
                                                                    ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
      74,700  KLA-Tencor Corp.                                         3,041,037
     105,300  Teradyne, Inc.(2)                                        1,165,671
                                                                    ------------
                                                                       4,206,708
                                                                    ------------
SOFTWARE - 0.6%
     100,809  Synopsys, Inc.(2)                                        2,410,343
                                                                    ------------
SPECIALTY RETAIL - 1.3%
     156,602  Lowe's Companies, Inc.                                   3,249,492
      52,400  Sherwin-Williams Co.                                     2,406,732
                                                                    ------------
                                                                       5,656,224
                                                                    ------------
THRIFTS & MORTGAGE FINANCE - 2.4%
     472,234  People's United Financial, Inc.                          7,366,850
     154,100  Washington Federal, Inc.                                 2,789,210
                                                                    ------------
                                                                      10,156,060
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.6%
      13,200  Grainger (W.W.), Inc.                                    1,079,760
     103,800  Interline Brands Inc.(2)                                 1,653,534
                                                                    ------------
                                                                       2,733,294
                                                                    ------------
WATER UTILITIES -- 0.3%
      66,865  American Water Works Co., Inc.(2)                        1,483,066
                                                                    ------------
TOTAL COMMON STOCKS
(Cost $451,570,875)                                                  416,325,408
                                                                    ------------

                                                                           Value

Temporary Cash Investments -- 3.1%

Repurchase Agreement, Deutsche Bank Securities,
Inc., (collateralized by various U.S. Treasury
obligations, 3.875%, 1/15/09, valued at
$13,365,208), in a joint trading account at
1.70%, dated 6/30/08, due 7/1/08 (Delivery
value $13,100,619)
(Cost $13,100,000)                                                  $ 13,100,000
                                                                    ------------
Temporary Cash Investments - Securities
Lending Collateral(3) - 2.7%

Repurchase Agreement, Barclays Capital Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.50%, dated 6/30/08, due
7/1/08 (Delivery value $3,000,208)                                     3,000,000

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.45%, dated
6/30/08, due 7/1/08 (Delivery value $3,000,204)                        3,000,000

Repurchase Agreement, Deutsche Bank Securities
Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.50%, dated
6/30/08, due 7/1/08 (Delivery value $3,000,208)                        3,000,000

Repurchase Agreement, UBS Securities LLC,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.65%, dated 6/30/08, due
7/1/08 (Delivery value $2,419,080)                                     2,418,902
                                                                    ------------
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL
(Cost $11,418,902)                                                    11,418,902
                                                                    ------------
TOTAL INVESTMENT SECURITIES -- 103.0%
(Cost $476,089,777)                                                  440,844,310
                                                                    ------------
OTHER ASSETS AND LIABILITIES -- (3.0)%                              (12,674,393)
                                                                    ------------
TOTAL NET ASSETS -- 100.0%                                          $428,169,917
                                                                    ============

------
10

VP Mid Cap Value

Forward Foreign Currency Exchange Contracts

                                                                     Unrealized
     Contracts to Sell       Settlement Date           Value        Gain (Loss)

   2,180,338   CAD for USD       7/31/08          $3,242,779           $(3,265)

   2,061,979  Euro for USD       7/31/08           2,136,958             18,162
                                                  ----------       ------------
                                                  $5,379,737            $14,897
                                                  ==========       ============

(Value on Settlement Date $5,394,634)

Notes to Schedule of Investments

CAD = Canadian Dollar

ORD = Foreign Ordinary Share

USD = United States Dollar

(1) Security, or a portion thereof, was on loan as of June 30, 2008.

(2) Non-income producing.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
11

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

ASSETS

Investment securities, at value (cost of $464,670,875) - including
$10,727,718 of securities on loan                                     $429,425,408

Investments made with cash collateral received for securities on
loan, at value (cost of $11,418,902)                                    11,418,902
                                                                      ------------
Total investment securities, at value (cost of $476,089,777)           440,844,310

Cash                                                                       366,814

Cash collateral received from securities on loan                            18,490

Receivable for investments sold                                          5,871,225

Receivable for forward foreign currency exchange contracts                  18,162

Dividends and interest receivable                                          901,927
                                                                      ------------
                                                                       448,020,928
                                                                      ------------

LIABILITIES

Payable for collateral received for securities on loan                  11,437,392

Payable for investments purchased                                        7,987,941

Payable for forward foreign currency exchange contracts                      3,265

Accrued management fees                                                    337,095

Distribution fees payable                                                   85,318
                                                                      ------------
                                                                        19,851,011
                                                                      ------------

NET ASSETS                                                            $428,169,917
                                                                      ============

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                               $499,615,311

Undistributed net investment income                                      3,116,178

Accumulated net realized loss on investment and foreign currency
transactions                                                          (39,330,729)

Net unrealized depreciation on investments and translation
of assets and liabilities in foreign currencies                       (35,230,843)
                                                                      ------------

                                                                      $428,169,917
                                                                      ============

CLASS I, $0.01 PAR VALUE

Net assets                                                             $34,089,821

Shares outstanding                                                       2,901,669

Net asset value per share                                                   $11.75

CLASS II, $0.01 PAR VALUE

Net assets                                                            $394,080,096

Shares outstanding                                                      33,544,414

Net asset value per share                                                   $11.75

See Notes to Financial Statements.

------
12

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME (LOSS)

INCOME:

Dividends (net of foreign taxes withheld of $15,966)                 $ 5,300,322

Interest                                                                 112,680

Securities lending, net                                                  152,193
                                                                   -------------
                                                                       5,565,195
                                                                   -------------

EXPENSES:

Management fees                                                        1,939,097

Distribution fees -- Class II                                            487,351

Directors' fees and expenses                                               8,374

Other expenses                                                               628
                                                                   -------------
                                                                       2,435,450
                                                                   -------------

NET INVESTMENT INCOME (LOSS)                                           3,129,745
                                                                   -------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions                                             (19,821,415)

Foreign currency transactions                                          (445,503)
                                                                   -------------
                                                                    (20,266,918)
                                                                   -------------
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

Investments                                                         (21,713,864)

Translation of assets and liabilities in foreign currencies                4,881
                                                                   -------------
                                                                    (21,708,983)
                                                                   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                             (41,975,901)
                                                                   -------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                          $(38,846,156)
                                                                   =============

See Notes to Financial Statements.

------
13

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2007

Increase (Decrease) in Net Assets                              2008           2007

OPERATIONS

Net investment income (loss)                             $3,129,745     $2,357,180

Net realized gain (loss)                               (20,266,918)   (18,863,488)

Change in net unrealized appreciation (depreciation)   (21,708,983)   (15,687,507)
                                                       ------------   ------------
Net increase (decrease) in net assets
resulting from operations                              (38,846,156)   (32,193,815)
                                                       ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:
 Class I                                                   (34,431)      (294,185)

 Class II                                                 (242,404)    (1,661,612)

From net realized gains:

 Class I                                                         --      (436,378)

 Class II                                                        --      (314,892)
                                                       ------------   ------------
Decrease in net assets from distributions                 (276,835)    (2,707,067)
                                                       ------------   ------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from capital
share transactions                                      112,239,649    338,283,374
                                                       ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS                    73,116,658    303,382,492

NET ASSETS

Beginning of period                                     355,053,259     51,670,767
                                                       ------------   ------------
End of period                                          $428,169,917   $355,053,259
                                                       ============   ============

Undistributed net investment income                      $3,116,178       $263,268
                                                       ============   ============

See Notes to Financial Statements.

------
14

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc. (the corporation)
is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Mid Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is to seek long-term capital growth. The production of income is a secondary objective. The fund pursues its objective by investing in stocks of mid-sized market capitalization companies that management believes to be undervalued at the time of purchase.
The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.
Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

EXCHANGE TRADED FUNDS -- The fund may invest in exchange traded funds (ETFs).
ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.
Additionally, ETFs have management fees, which increase their cost.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The income earned, net of any rebates or fees, is included in the
Statement of Operations. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

------
15

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. At this time, management has not identified any uncertain tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Accordingly, no provision has been made for federal or state income taxes.
Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2007, the fund had accumulated net realized capital loss carryovers for federal income tax purposes of $(1,043,462), which may be used to offset future taxable gains. The capital loss carryovers expire in 2015.

The fund has elected to treat $(8,018,170) of net capital losses incurred in the two-month period ended December 31, 2007, as having been incurred in the following fiscal year for federal income tax purposes.

------
16

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The effective annual management fee for each class of the fund for the six months ended June 30, 2008, was 1.00% and 0.90% for Class I and Class II,
respectively.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master
Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940
Act. The plan provides that Class II will pay American Century Investment
Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2008, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). JPMIM is
a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a securities lending agreement with JPMorgan
Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2008, were $443,425,633 and
$333,577,290, respectively.

As of June 30, 2008, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments                           $ 497,191,895
                                                          =============
Gross tax appreciation of investments                        $8,305,193

Gross tax depreciation of investments                      (64,652,778)
                                                          -------------
Net tax appreciation (depreciation) of investments        $(56,347,585)
                                                          =============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

------
17

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                                    Six months ended                    Year ended
                                       June 30, 2008             December 31, 2007
                               Shares         Amount         Shares         Amount
CLASS I/SHARES
AUTHORIZED                100,000,000                   100,000,000
                         ============                  ============
Sold                          884,872    $11,046,824      2,034,510    $28,581,513

Issued in
reinvestment of
distributions                   2,834         34,431         54,821        730,563

Redeemed                  (1,080,807)   (13,368,121)    (1,233,449)   (17,153,225)
                         ------------   ------------   ------------   ------------
                            (193,101)    (2,286,866)        855,882     12,158,851
                         ------------   ------------   ------------   ------------

CLASS II/SHARES
AUTHORIZED                100,000,000                   100,000,000
                         ============                  ============
Sold                       10,432,477    129,894,553     23,276,443    333,856,929

Issued in
reinvestment of
distributions                  19,951        242,404        151,895      1,976,504

Redeemed                  (1,236,549)   (15,610,442)      (691,909)    (9,708,910)
                         ------------   ------------   ------------   ------------
                            9,215,879    114,526,515     22,736,429    326,124,523
                         ------------   ------------   ------------   ------------
Net increase
(decrease)                  9,022,778   $112,239,649     23,592,311   $338,283,374
                         ============   ============   ============   ============

5. SECURITIES LENDING

As of June 30, 2008, securities in the fund valued at $10,727,718 were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total market value of all collateral received, at this date, was $11,437,392. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

6. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of June 30,
2008:

Valuation Inputs                                            Unrealized Gain (Loss)
                                                 Value of                       on
                                               Investment          Other Financial
                                               Securities             Instruments*

Level 1 -- Quoted Prices                     $410,784,072                       --

Level 2 -- Other Significant
Observable Inputs                              30,060,238                  $14,897

Level 3 -- Significant Unobservable
Inputs                                                 --                       --
                                           --------------            -------------
                                             $440,844,310                  $14,897
                                           ==============            =============

*Includes forward foreign currency exchange contracts.

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18

7. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with Bank of America,
N.A. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the six months ended June 30, 2008.

8. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 does not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

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19

FINANCIAL HIGHLIGHTS
VP Mid Cap Value

Class I

For a Share Outstanding Throughout the Years Ended December 31
(except as noted)
                                    2008(1)      2007      2006    2005    2004(2)
PER-SHARE DATA

Net Asset Value, Beginning of
Period                               $12.94    $13.49    $11.70  $11.21     $10.80
                                    -------   -------   -------  ------   --------
Income From Investment
Operations

 Net Investment
 Income (Loss)(3)                      0.10      0.18      0.19    0.20      --(4)

 Net Realized and
 Unrealized Gain (Loss)              (1.28)    (0.48)      2.16    0.86       0.44
                                    -------   -------   -------  ------   --------
 Total From
 Investment Operations               (1.18)    (0.30)      2.35    1.06       0.44
                                    -------   -------   -------  ------   --------
Distributions
 From Net Investment Income          (0.01)    (0.10)    (0.08)  (0.10)     (0.03)

 From Net Realized Gains                 --    (0.15)    (0.48)  (0.47)         --
                                    -------   -------   -------  ------   --------
 Total Distributions                 (0.01)    (0.25)    (0.56)  (0.57)     (0.03)
                                    -------   -------   -------  ------   --------
Net Asset Value, End of Period       $11.75    $12.94    $13.49  $11.70     $11.21
                                    =======   =======   =======  ======   ========

TOTAL RETURN(5)                     (9.11)%   (2.31)%    20.30%   9.56%      4.08%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
Average Net Assets                 1.00%(6)     1.00%     1.00%   1.02%   1.00%(6)

Ratio of Net Investment Income
(Loss) to Average Net Assets       1.61%(6)     1.33%     1.50%   1.64%   0.47%(6)

Portfolio Turnover Rate                 80%      195%      203%    225%     46%(7)

Net Assets, End of Period (in
thousands)                          $34,090   $40,056   $30,201  $2,493       $285

(1) Six months ended June 30, 2008 (unaudited).

(2) December 1, 2004 (commencement of sale) through December 31, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the period October 29, 2004 (fund inception) through
December 31, 2004.

See Notes to Financial Statements.

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20

VP Mid Cap Value

Class II
For a Share Outstanding Throughout the Years Ended December 31
(except as noted)

                                   2008(1)       2007      2006    2005    2004(2)

PER-SHARE DATA

Net Asset Value, Beginning of
Period                              $12.95     $13.49    $11.69  $11.21     $10.00
                                  --------   --------   -------  ------   --------
Income From Investment
Operations

 Net Investment
 Income (Loss)(3)                     0.09       0.16      0.16    0.16       0.02

 Net Realized and
 Unrealized Gain (Loss)             (1.28)     (0.48)      2.18    0.87       1.22
                                  --------   --------   -------  ------   --------
 Total From
 Investment Operations              (1.19)     (0.32)      2.34    1.03       1.24
                                  --------   --------   -------  ------   --------
Distributions

 From Net Investment Income         (0.01)     (0.07)    (0.06)  (0.08)     (0.03)

 From Net Realized Gains                --     (0.15)    (0.48)  (0.47)         --
                                  --------   --------   -------  ------   --------
 Total Distributions                (0.01)     (0.22)    (0.54)  (0.55)     (0.03)
                                  --------   --------   -------  ------   --------
Net Asset Value,
End of Period                       $11.75     $12.95    $13.49  $11.69     $11.21
                                  ========   ========   =======  ======   ========

TOTAL RETURN(4)                    (9.21)%    (2.43)%    20.23%   9.31%     12.39%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
Average Net Assets                1.15%(5)      1.15%     1.15%   1.17%   1.15%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets      1.46%(5)      1.18%     1.35%   1.49%   0.95%(5)

Portfolio Turnover Rate                80%       195%      203%    225%        46%

Net Assets, End of Period (in
thousands)                        $394,080   $314,998   $21,470  $6,249       $570

(1) Six months ended June 30, 2008 (unaudited).

(2) October 29, 2004 (fund inception) through December 31, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
21

APPROVAL OF MANAGEMENT AGREEMENT
VP Mid Cap Value

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century Investments, this process is referred to as the
"15(c) Process." As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning the VP Mid Cap Value Fund (the "fund") and the services provided to the fund under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund;

* reports on the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* information about the compliance policies, procedures, and regulatory experience of the advisor;

* data comparing the cost of owning the fund to the cost of owning a similar fund;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The board also had the benefit of the advice of its independent counsel throughout the period.

------
22

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. In connection with their review of the fund, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES - GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of the services provided by the advisor have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

------
23

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided to the fund is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments and liquidity. In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the fund. The Directors also review detailed performance information during the
15(c) Process comparing the fund's performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The fund's performance was above the median for its peer group for the three-year period and below the median for the one-year period.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The board concluded that the advisor's profits were reasonable in light of the services provided to the fund.

ETHICS. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically.
They noted that the advisor's practices generally meet or exceed industry best practices.

------
24

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various functions to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel).
Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the
Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was above the median of the total expense ratios of its peer group. The board concluded that the management fee paid by the fund to the advisor was reasonable in light of the services provided to the fund.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The
Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

------
25

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the fund to determine breakpoints in the fund's fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the board, including all of the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

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26

ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment
Professionals) and, upon request, by calling 1-800-378-9878.

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27

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 1000® GROWTH INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000® VALUE INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000® GROWTH INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000® VALUE INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP® GROWTH INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP® VALUE INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

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28

[blank page]

[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE . . . . . . . . . . . . . . .          1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES. . . . .          1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF . . . . . . . . .          1-800-634-4113
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0808
CL-SAN-61150

[front cover]

SEMIANNUAL REPORT
JUNE 30, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY VARIABLE PORTFOLIOS

VP ULTRA® FUND

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      U.S. Stock Index Returns . . . . . . . . . . . . . . . . . . . . . .      2

VP ULTRA

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments'
knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By Enrique Chang, Chief Investment Officer, American Century Investments

STOCKS STUMBLED AMID WEAK ECONOMY AND TURBULENT CREDIT MARKETS

In an increasingly volatile investment environment, the broad U.S. equity indexes suffered double-digit declines in the first half of 2008. Stocks started the year on a downward trajectory, producing their worst quarterly performance in nearly six years as continuing fallout from the subprime lending meltdown and a liquidity crunch in the credit markets threatened to tip the U.S. economy into recession.

The Federal Reserve (the Fed) responded with a more aggressive program of short-term interest rate cuts, lowering its federal funds rate target from
4.5% to 2.0% in the first four months of the year. The Fed also injected liquidity into the credit markets and brokered a buyout of near-bankrupt investment bank Bear Stearns by JPMorgan Chase in mid-March.

The Bear Stearns rescue, as well as improving economic data and better-than-expected corporate earnings reports, helped ease credit and economic fears, allowing stocks to stage a solid recovery in April and May.
However, the market tumbled sharply in June amid evidence of further economic weakness and additional credit-related losses in the financials sector.
Investors also grew concerned about rising inflation as energy and food prices surged, leading the Fed to hold short-term rates steady in June.

MID-CAP AND GROWTH HELD UP BEST

Although stocks declined across the board in the first six months of 2008, mid-cap issues generated the best returns, while large-cap shares experienced the biggest declines (see the accompanying table). Growth-oriented stocks extended their outperformance from 2007, outpacing value shares across all market capitalizations.

Energy and materials were the only two sectors of the market to gain ground during the period. Energy stocks advanced as the price of oil soared to a record high of $140 a barrel, while the materials sector benefited from rising commodity prices. The financials sector sustained the largest losses, plunging by more than 30% as credit-related losses piled up.

U.S. Stock Index Returns
For the six months ended June 30, 2008*
RUSSELL 1000 INDEX (LARGE-CAP)       -11.20%
Russell 1000 Growth Index             -9.06%
Russell 1000 Value Index             -13.57%
RUSSELL MIDCAP INDEX                  -7.57%
Russell Midcap Growth Index           -6.81%
Russell Midcap Value Index            -8.58%
RUSSELL 2000 INDEX (SMALL-CAP)        -9.37%
Russell 2000 Growth Index             -8.93%
Russell 2000 Value Index              -9.84%

* Total returns for periods less than one year are not annualized.

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2

PERFORMANCE
VP Ultra

Total Returns as of June 30, 2008
                                                      Average Annual
                                                          Returns
                                                                Since     Inception
                           6 months(1)   1 year    5 years    Inception      Date

CLASS I                      -13.28%     -1.90%     5.14%       0.76%       5/1/01

RUSSELL 1000 GROWTH
INDEX(2)                     -9.06%      -5.96%     7.32%       0.24%         --

S&P 500 INDEX(2)             -11.91%     -13.12%    7.58%       1.95%         --

Class II                     -13.40%     -2.11%     4.98%       2.16%       5/1/02

Class III                    -13.29%     -1.90%     5.14%       2.47%      5/13/02

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. ©2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.
International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

VP Ultra

Growth of $10,000 Over Life of Class

$10,000 investment made May 1, 2001

One-Year Returns Over Life of Class
Periods ended June 30
                  2001*     2002      2003      2004    2005    2006    2007      2008

Class I           1.20%   -17.36%    -1.74%    17.56%   1.14%  0.00%   10.15%    -1.90%

Russell 1000
Growth Index     -5.59%   -26.49%    2.94%     17.88%   1.68%  6.12%   19.04%    -5.96%

S&P 500 Index    -3.10%   -17.99%    0.25%     19.11%   6.32%  8.63%   20.59%   -13.12%

* From 5/1/01, Class I's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.
International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
4

PORTFOLIO COMMENTARY
VP Ultra

Portfolio Managers: Tom Telford and Steve Lurito

PERFORMANCE SUMMARY

VP Ultra returned -13.28%* in the first half of 2008, trailing the -9.06%
return of its benchmark, the Russell 1000 Growth Index. The S&P 500 Index, a
broad measure of the stock market, returned -11.91%.

The six-month period was a challenging one for both the overall equity market and the fund as economic and market conditions changed dramatically. The factors that helped VP Ultra outperform the Russell 1000 Growth Index by a wide margin in 2007 reversed in early 2008 as momentum stocks fell out of favor, market volatility increased, and the leading sectors from 2007 became the worst performers in the first quarter of 2008. Although momentum stocks rebounded in the second quarter of the year, the fund's larger market capitalization compared with the index was a drag on relative results as small- and mid-cap issues outperformed.

Given these headwinds, the fund held up reasonably well compared with its benchmark and the broad market indexes. We believe that the improvements to our investment process implemented over the past two years helped the fund weather the difficult investment environment.

TECHNOLOGY DETRACTED

The bulk of the fund's underperformance during the six-month period resulted from stock selection in the information technology sector. In particular, security selection among semiconductor manufacturers and software makers detracted the most from relative results.

The most significant individual detractor was online advertising and search company Google, which was one of the fund's largest holdings during the period. Google reported disappointing earnings in early 2008, which led to concerns that the economic slowdown was having a detrimental impact on internet advertising. However, online advertising is still the fastest-growing segment of the ad industry, and Google regained some of its lost ground in the second quarter after a solid earnings report as the company continued to increase its market share.

Silicon wafer manufacturer MEMC Electronic Materials was another notable detractor. MEMC reported lower-than-expected earnings as technical problems at one of its production plants hurt revenues and profit margins.

Top Ten Holdings as of June 30, 2008
                                      % of net       % of net
                                    assets as of   assets as of
                                       6/30/08       12/31/07
Apple Inc.                              3.7%           3.2%
Cisco Systems Inc.                      3.2%           3.3%
Wal-Mart Stores, Inc.                   3.1%            --
Google Inc. Cl A                        2.3%           4.5%
QUALCOMM Inc.                           2.2%            --
Union Pacific Corp.                     2.2%            --
Emerson Electric Co.                    2.0%           1.9%
Intel Corp.                             2.0%           3.2%
Monsanto Co.                            1.9%           1.7%
MEMC Electronic Materials Inc.          1.8%           1.4%

* All fund returns referenced in this commentary are for Class I shares. Total returns for periods less than one year are not annualized.

------
5

VP Ultra

FINANCIALS WEIGHED ON RESULTS

The portfolio's financials stocks were also a drag on performance relative to the benchmark index. An overweight in capital markets firms and stock selection among financial services companies had the biggest negative impact.
Investment managers Invesco and Charles Schwab were the biggest detractors in this sector. Invesco experienced declining assets under management amid net outflows and the global equity market downturn, while Charles Schwab suffered losses from subprime-related structured investment vehicles.

ENERGY AND MATERIALS OUTPERFORMED

Stock selection and an overweight in energy--the best-performing sector in the benchmark index--added value to relative performance during the period. In
2007, we built positions in a number of energy companies that focused on natural gas, for several reasons: (1) a wide differential between oil and natural gas prices, (2) accelerating production as more natural gas reserves were discovered, and (3) an increase in the development of new natural-gas power plants.

This approach proved successful as four of the top ten relative performance contributors were energy stocks with an emphasis on natural gas, including XTO
Energy, Apache, EOG Resources, and Noble Energy.

Stock selection also contributed positively to relative results in the materials sector, particularly among chemicals companies. Monsanto, the leading producer of corn and soybean seeds, was the top contributor in this sector. As corn and soybean prices soared, increased planting led to strong demand for the seeds, boosting revenues and earnings at Monsanto.

A LOOK AHEAD

The recent market volatility created some challenges for our investment approach. However, we remain confident that our process of identifying large companies with improving business fundamentals, accelerating growth, and price momentum will generate outperformance over the long term compared with the
Russell 1000 Growth Index.

Top Five Industries as of June 30, 2008
                                       % of net        % of net
                                     assets as of    assets as of
                                       6/30/08         12/31/07
Communications Equipment                 8.7%            5.4%
Oil, Gas & Consumable Fuels              8.5%            3.9%
Semiconductors &
Semiconductor Equipment                  7.2%            5.9%
Energy Equipment & Services              4.6%            5.0%
Food & Staples Retailing                 4.4%            1.0%

Types of Investments in Portfolio
                                       % of net       % of net
                                     assets as of   assets as of
                                        6/30/08       12/31/07
Domestic Common Stocks                   91.5%          87.1%
Foreign Common Stocks(1)                 8.0%           11.8%
TOTAL COMMON STOCKS                      99.5%          98.9%
Temporary Cash Investments               2.4%           1.9%
Other Assets and Liabilities(2)         (1.9)%         (0.8)%

(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

(2) Includes securities lending collateral and other assets and liabilities.

------
6

SHAREHOLDER FEE EXAMPLE (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                Beginning         Ending        Expenses Paid
              Account Value   Account Value    During Period*      Annualized
                  1/1/08         6/30/08      1/1/08 - 6/30/08   Expense Ratio*
ACTUAL

Class I           $1,000         $867.20            $4.64             1.00%

Class II          $1,000         $866.00            $5.34             1.15%

Class III         $1,000         $867.10            $4.64             1.00%

HYPOTHETICAL

Class I           $1,000        $1,019.89           $5.02             1.00%

Class II          $1,000        $1,019.14           $5.77             1.15%

Class III         $1,000        $1,019.89           $5.02             1.00%

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------
7

SCHEDULE OF INVESTMENTS
VP Ultra

JUNE 30, 2008 (UNAUDITED)

Shares                                                                       Value

Common Stocks -- 99.5%

AEROSPACE & DEFENSE -- 3.6%
         53,260  Lockheed Martin Corp.                                 $ 5,254,632
         94,200  Raytheon Co.                                            5,301,576
         27,440  United Technologies Corp.                               1,693,048
                                                                      ------------
                                                                        12,249,256
                                                                      ------------
BEVERAGES -- 3.1%
        102,710  Coca-Cola Co. (The)                                     5,338,866
         83,700  PepsiCo, Inc.                                           5,322,483
                                                                      ------------
                                                                        10,661,349
                                                                      ------------
BIOTECHNOLOGY -- 3.8%
         45,200  Celgene Corp.(1)                                        2,886,924
         67,810  Genzyme Corp.(1)                                        4,883,676
         98,900  Gilead Sciences, Inc.(1)                                5,236,755
                                                                      ------------
                                                                        13,007,355
                                                                      ------------
CAPITAL MARKETS -- 4.1%
         87,440  Bank of New York Mellon Corp. (The)                     3,307,855
        234,780  Charles Schwab Corp. (The)                              4,822,382
         25,430  Goldman Sachs Group, Inc. (The)                         4,447,707
         46,160  Morgan Stanley                                          1,664,991
                                                                      ------------
                                                                        14,242,935
                                                                      ------------
CHEMICALS -- 3.8%
         92,980  Celanese Corp., Series A                                4,245,467
         50,770  Monsanto Co.                                            6,419,359
          7,120  Syngenta AG ORD                                         2,319,349
                                                                      ------------
                                                                        12,984,175
                                                                      ------------
COMMUNICATIONS EQUIPMENT -- 8.7%
        466,204  Cisco Systems Inc.(1)                                  10,843,904
        263,876  Corning Inc.                                            6,082,342
        173,000  QUALCOMM Inc.                                           7,676,010
         43,700  Research In Motion Ltd.(1)                              5,108,530
                                                                      ------------
                                                                        29,710,786
                                                                      ------------
COMPUTERS & PERIPHERALS -- 3.7%
         76,020  Apple Inc.(1)                                          12,728,789
                                                                      ------------
CONSTRUCTION & ENGINEERING -- 1.4%
         25,130  Fluor Corp.                                             4,676,190
                                                                      ------------
CONSUMER FINANCE -- 0.1%
         34,732  Discover Financial Services                               457,420
                                                                      ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.5%
         46,560  JPMorgan Chase & Co.                                    1,597,474
                                                                      ------------

Shares                                                                       Value

ELECTRICAL EQUIPMENT -- 2.9%
        101,730  ABB Ltd. ORD(1)                                       $ 2,898,450
        142,322  Emerson Electric Co.                                    7,037,823
                                                                      ------------
                                                                         9,936,273
                                                                      ------------
ENERGY EQUIPMENT & SERVICES -- 4.6%
         35,040  ENSCO International Inc.                                2,829,130
         41,960  National Oilwell Varco, Inc.(1)                         3,722,691
         41,170  Schlumberger Ltd.                                       4,422,893
         32,061  Transocean Inc.(1)                                      4,885,776
                                                                      ------------
                                                                        15,860,490
                                                                      ------------
FOOD & STAPLES RETAILING -- 4.4%
         62,383  Costco Wholesale Corp.                                  4,375,544
        190,420  Wal-Mart Stores, Inc.                                  10,701,604
                                                                      ------------
                                                                        15,077,148
                                                                      ------------
FOOD PRODUCTS -- 1.3%
         99,300  Nestle SA ORD                                           4,494,032
                                                                      ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.7%
         61,510  Baxter International Inc.                               3,932,949
         44,800  Becton, Dickinson & Co.                                 3,642,240
        100,250  Medtronic, Inc.                                         5,187,938
                                                                      ------------
                                                                        12,763,127
                                                                      ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.1%
         54,790  Express Scripts, Inc.(1)                                3,436,429
         79,860  Medco Health Solutions Inc.(1)                          3,769,392
                                                                      ------------
                                                                         7,205,821
                                                                      ------------
HOTELS, RESTAURANTS & LEISURE -- 2.3%
         94,590  McDonald's Corp.                                        5,317,850
         74,510  Yum! Brands, Inc.                                       2,614,556
                                                                      ------------
                                                                         7,932,406
                                                                      ------------
HOUSEHOLD PRODUCTS -- 1.2%
         38,810  Colgate-Palmolive Co.                                   2,681,771
         26,140  Procter & Gamble Co. (The)                              1,589,573
                                                                      ------------
                                                                         4,271,344
                                                                      ------------
INSURANCE -- 1.0%
         55,379  Aflac Inc.                                              3,477,801
                                                                      ------------
INTERNET SOFTWARE & SERVICES -- 2.3%
         15,222  Google Inc. Cl A(1)                                     8,013,165
                                                                      ------------
IT SERVICES -- 1.3%
        172,990  Western Union Co. (The)                                 4,276,313
                                                                      ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.8%
         48,360  Thermo Fisher Scientific Inc.(1)                        2,695,103
                                                                      ------------

------
8

VP Ultra

Shares                                                                       Value

MACHINERY -- 4.1%
         54,990  Caterpillar Inc.                                      $ 4,059,362
         59,680  Eaton Corp.                                             5,071,010
         69,860  Parker-Hannifin Corp.                                   4,982,415
                                                                      ------------
                                                                        14,112,787
                                                                      ------------
MEDIA -- 1.0%
        108,160  Walt Disney Co. (The)                                   3,374,592
                                                                      ------------
METALS & MINING -- 3.4%
         45,150  Alcoa Inc.                                              1,608,243
         49,250  BHP Billiton Ltd. ORD                                   2,063,231
         45,260  Cia Vale do Rio Doce ADR                                1,621,213
         35,730  Freeport-McMoRan Copper & Gold, Inc.                    4,187,198
         17,220  Rio Tinto plc ORD                                       2,062,774
                                                                      ------------
                                                                        11,542,659
                                                                      ------------
MULTILINE RETAIL -- 1.2%
         42,830  Kohl's Corp.(1)                                         1,714,913
         81,360  Nordstrom, Inc.                                         2,465,208
                                                                      ------------
                                                                         4,180,121
                                                                      ------------
OIL, GAS & CONSUMABLE FUELS -- 8.5%
         20,990  Apache Corp.                                            2,917,610
         60,570  Chevron Corp.                                           6,004,303
         11,790  EOG Resources Inc.                                      1,546,848
         26,500  Hess Corp.                                              3,344,035
         38,160  Noble Energy Inc.                                       3,837,370
         39,910  Occidental Petroleum Corp.                              3,586,313
         34,870  Range Resources Corporation                             2,285,380
         81,447  XTO Energy Inc.                                         5,579,933
                                                                      ------------
                                                                        29,101,792
                                                                      ------------
PHARMACEUTICALS -- 2.1%
         69,789  Abbott Laboratories                                     3,696,723
         55,290  Johnson & Johnson                                       3,557,359
                                                                      ------------
                                                                         7,254,082
                                                                      ------------
ROAD & RAIL -- 2.2%
         98,550  Union Pacific Corp.                                     7,440,525
                                                                      ------------

Shares                                                                       Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 7.2%
        204,180  Altera Corp.                                          $ 4,226,526
         98,452  ASML Holding N.V. ORD                                   2,426,873
        314,142  Intel Corp.                                             6,747,770
         99,130  MEMC Electronic Materials Inc.(1)                       6,100,460
         78,230  Microchip Technology Inc.                               2,389,144
         82,120  Varian Semiconductor Equipment Associates, Inc.(1)      2,859,418
                                                                      ------------
                                                                        24,750,191
                                                                      ------------
SOFTWARE -- 3.2%
        111,320  Adobe Systems Inc.(1)                                   4,384,895
        154,910  Microsoft Corp.                                         4,261,574
         35,029  salesfore.com, inc. (1)                                 2,390,029
                                                                      ------------
                                                                        11,036,498
                                                                      ------------
SPECIALTY RETAIL -- 2.3%
        186,050  Staples, Inc.                                           4,418,687
        112,140  TJX Companies, Inc. (The)                               3,529,046
                                                                      ------------
                                                                         7,947,733
                                                                      ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
         75,350  NIKE, Inc. Cl B                                         4,491,614
                                                                      ------------
TOBACCO -- 1.5%
        105,920  Philip Morris International Inc.                        5,231,389
                                                                      ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.8%
         33,160  Grainger (W.W.), Inc.                                   2,712,488
                                                                      ------------
TOTAL COMMON STOCKS
(Cost $315,347,084)                                                    341,495,223
                                                                      ------------

Temporary Cash Investments -- 2.4%

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Treasury obligations, 3.875%,
1/15/09, valued at $8,570,057), in a joint trading account at
1.70%, dated 6/30/08, due 7/1/08 (Delivery value $8,400,397) (Cost
$8,400,000)                                                              8,400,000
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 101.9%
(Cost $323,747,084)                                                    349,895,223
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- (1.9)%                                 (6,541,324)
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $343,353,899
                                                                      ============

------
9

VP Ultra

Forward Foreign Currency Exchange Contracts
     Contracts to Sell       Settlement Date      Value     Unrealized Gain (Loss)

   1,092,125  AUD for USD        7/31/08       $1,042,511         $ (1,311)

   4,896,611  CHF for USD        7/31/08        4,802,673          (34,797)

     756,604  Euro for USD       7/31/08        1,189,877          (1,172)

     737,949  GBP for USD        7/31/08        1,467,633          (3,449)
                                               ----------         ---------
                                               $8,502,694         $(40,729)
                                               ==========         =========
(Value on Settlement Date $8,461,965)

Notes to Schedule of Investments

ADR = American Depositary Receipt

AUD = Australian Dollar

CHF = Swiss Franc

GBP = British Pound

ORD = Foreign Ordinary Share

USD = United States Dollar

(1) Non-income producing.

See Notes to Financial Statements.

------
10

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)
ASSETS

Investment securities, at value (cost of $323,747,084)                $349,895,223

Receivable for investments sold                                         15,781,946

Dividends and interest receivable                                          234,259
                                                                      ------------
                                                                       365,911,428
                                                                      ------------

LIABILITIES

Disbursements in excess of demand deposit cash                           4,067,056

Payable for investments purchased                                       18,115,912

Payable for forward foreign currency exchange contracts                     40,729

Accrued management fees                                                    275,334

Distribution fees payable                                                   58,498
                                                                      ------------
                                                                        22,557,529
                                                                      ------------

NET ASSETS                                                            $343,353,899
                                                                      ============

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                               $318,691,174

Undistributed net investment income                                        413,986

Accumulated net realized loss on investment and foreign currency
transactions                                                           (1,858,579)

Net unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                            26,107,318
                                                                      ------------
                                                                      $343,353,899
                                                                      ============

CLASS I, $0.01 PAR VALUE

Net assets                                                             $70,707,569

Shares outstanding                                                       7,874,172

Net asset value per share                                                    $8.98

CLASS II, $0.01 PAR VALUE

Net assets                                                            $271,582,794

Shares outstanding                                                      30,546,878

Net asset value per share                                                    $8.89

CLASS III, $0.01 PAR VALUE

Net assets                                                              $1,063,536

Shares outstanding                                                         118,603

Net asset value per share                                                    $8.97

See Notes to Financial Statements.

------
11

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
INVESTMENT INCOME (LOSS)

INCOME:

Dividends (net of foreign taxes withheld of $44,652)                   $ 2,261,910

Interest                                                                    83,745

Securities lending, net                                                     32,944
                                                                     -------------
                                                                         2,378,599
                                                                     -------------

EXPENSES:

Management fees                                                          1,687,557

Distribution fees -- Class II                                              354,368

Directors' fees and expenses                                                 7,045

Other expenses                                                                 722
                                                                     -------------
                                                                         2,049,692
                                                                     -------------

NET INVESTMENT INCOME (LOSS)                                               328,907
                                                                     -------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions                                                    442,256

Foreign currency transactions                                            (865,319)
                                                                     -------------
                                                                         (423,063)
                                                                     -------------

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

Investments                                                           (55,148,650)

Translation of assets and liabilities in foreign currencies                 46,487
                                                                     -------------
                                                                      (55,102,163)
                                                                     -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                               (55,525,226)
                                                                     -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $(55,196,319)
                                                                     =============

See Notes to Financial Statements.

------
12

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2007
Increase (Decrease) in Net Assets                             2008            2007

OPERATIONS

Net investment income (loss)                             $ 328,907     $ 1,042,359

Net realized gain (loss)                                 (423,063)     100,415,710

Change in net unrealized appreciation
(depreciation)                                        (55,102,163)      13,938,840
                                                      ------------   -------------
Net increase (decrease) in net assets resulting
from operations                                       (55,196,319)     115,396,909
                                                      ------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS

From net realized gains:

 Class I                                              (11,250,838)              --

 Class II                                             (41,070,238)              --

 Class III                                               (188,148)              --
                                                      ------------   -------------
Decrease in net assets from distributions             (52,509,224)              --
                                                      ------------   -------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from capital
share transactions                                      34,369,528   (328,962,453)
                                                      ------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS                 (73,336,015)   (213,565,544)

NET ASSETS

Beginning of period                                    416,689,914     630,255,458
                                                      ------------   -------------
End of period                                         $343,353,899   $ 416,689,914
                                                      ============   =============

Undistributed net investment income                       $413,986         $85,079
                                                     ============   =============

See Notes to Financial Statements.

------
13

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc. (the corporation)
is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940
Act. The fund's investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in equity securities of large companies that management believes will increase in value over time. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I, Class II and Class
III. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.
Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The income earned, net of any rebates or fees, is included in the
Statement of Operations. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

------
14

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

EXCHANGE TRADED FUNDS -- The fund may invest in exchange traded funds (ETFs).
ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.
Additionally, ETFs have management fees, which increase their cost.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2004. At this time, management has not identified any uncertain tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

------
15

REDEMPTION -- The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy
(strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the American Century Investments family of funds, but that have the same investment team and investment strategy. The annual management fee schedule for each class of the fund ranges from 0.80% to
1.00% for Class I and Class III and from 0.70% to 0.90% for Class II. The effective annual management fee for each class of the fund for the six months ended June 30, 2008 was 1.00%, 0.90% and 1.00% for Class I, Class II and Class
III, respectively.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master
Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940
Act. The plan provides that Class II will pay American Century Investment
Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2008, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). JPMIM is
a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a securities lending agreement with JPMorgan
Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

------
16

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2008, were $308,535,660 and
$324,073,351, respectively.

As of June 30, 2008, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments                          $325,346,675
                                                         ============
Gross tax appreciation of investments                    $ 35,678,003

Gross tax depreciation of investments                    (11,129,455)
                                                         ------------
Net tax appreciation (depreciation) of investments       $ 24,548,548
                                                         ============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                         Six months ended June 30,
                                              2008    Year ended December 31, 2007
                           Shares           Amount         Shares           Amount
CLASS I/SHARES
AUTHORIZED            100,000,000                     100,000,000
                      ===========                    ============
Sold                    1,743,234     $ 16,600,265      4,959,745     $ 54,625,212

Issued in
reinvestment of
distributions           1,257,077       11,250,838             --               --

Redeemed              (3,584,637)     (35,623,817)    (6,889,116)     (76,058,014)
                      -----------   --------------   ------------   --------------
                        (584,326)      (7,772,714)    (1,929,371)     (21,432,802)
                      -----------   --------------   ------------   --------------

CLASS II/SHARES
AUTHORIZED            150,000,000                     150,000,000
                      ===========                    ============
Sold                    2,998,707       30,096,043     16,502,607      172,468,786

Issued in
reinvestment of
distributions           4,630,241       41,070,238             --               --

Redeemed              (2,907,132)     (28,214,564)   (43,193,701)    (480,006,336)
                      -----------   --------------   ------------   --------------
                        4,721,816       42,951,717   (26,691,094)    (307,537,550)
                      -----------   --------------   ------------   --------------

CLASS III/SHARES
AUTHORIZED             50,000,000                      50,000,000
                      ===========                    ============
Sold                       14,300          151,709        155,812        1,743,355

Issued in
reinvestment of
distributions              21,046          188,148             --               --

Redeemed                (111,371)   (1,149,332)(1)      (158,640)   (1,735,456)(2)
                      -----------   --------------   ------------   --------------
                         (76,025)        (809,475)        (2,828)            7,899
                      -----------   --------------   ------------   --------------
Net increase
(decrease)              4,061,465     $ 34,369,528   (28,623,293)   $(328,962,453)
                      ===========   ==============   ============   ==============

(1) Net of redemption fees of $598.

(2) Net of redemption fees of $511.

5. SECURITIES LENDING

As of June 30, 2008, the fund did not have any securities on loan. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

------
17

6. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of June 30,
2008:

                                                           Unrealized Gain (Loss)
                                            Value of                 on
                                           Investment          Other Financial
          Valuation Inputs                 Securities           Instruments*

Level 1 -- Quoted Prices                     $325,230,514                       --

Level 2 -- Other Significant
Observable Inputs                              24,664,709                $(40,729)

Level 3 -- Significant Unobservable
Inputs                                                 --                       --
                                             ------------                ---------
                                             $349,895,223                $(40,729)
                                             ============                =========

*Includes forward foreign currency exchange contracts.

7. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with Bank of America,
N.A. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the six months ended June 30, 2008.

8. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 does not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

------
18

FINANCIAL HIGHLIGHTS
VP Ultra

Class I
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
                       2008(1)       2007       2006       2005     2004      2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period     $12.15     $10.04     $10.38     $10.16    $9.18     $7.35
                        ------     ------     ------     ------   ------     -----
Income From
Investment
Operations

 Net Investment
 Income
 (Loss)(2)                0.01       0.05     (0.01)     (0.01)    --(3)    (0.01)

 Net Realized
 and Unrealized
 Gain (Loss)            (1.63)       2.06     (0.33)       0.22     0.98      1.84
                        ------     ------     ------     ------   ------     -----
 Total From
 Investment
 Operations             (1.62)       2.11     (0.34)       0.21     0.98      1.83
                        ------     ------     ------     ------   ------     -----
Distributions

 From Net
 Realized Gain          (1.55)         --         --         --       --        --
                        ------     ------     ------     ------   ------     -----
Redemption Fees(2)       --(3)      --(3)      --(3)       0.01    --(3)     --(3)
                        ------     ------     ------     ------   ------     -----
Net Asset Value,
End of Period            $8.98     $12.15     $10.04     $10.38   $10.16     $9.18
                        ======     ======     ======     ======   ======     =====

TOTAL RETURN(4)       (13.28)%     21.02%    (3.28)%      2.17%   10.68%    24.90%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets    1.00%(5)      1.01%      1.00%      1.01%    1.00%     1.01%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets            0.30%(5)      0.30%    (0.06)%    (0.08)%    0.05%   (0.15)%

Portfolio Turnover
Rate                       86%       137%       118%        58%      45%      111%

Net Assets, End of
Period (in
thousands)             $70,708   $102,789   $104,270   $105,560  $79,489   $63,364

(1) Six months ended June 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
19

VP Ultra

Class II
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
                       2008(1)       2007       2006       2005     2004      2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period     $12.06      $9.98     $10.33     $10.13    $9.16     $7.34
                        ------     ------     ------     ------   ------     -----
Income From
Investment
Operations

 Net Investment
 Income
 (Loss)(2)                0.01       0.01     (0.02)     (0.02)    --(3)    (0.03)

 Net Realized
 and Unrealized
 Gain (Loss)            (1.63)       2.07     (0.33)       0.21     0.97      1.85
                        ------     ------     ------     ------   ------     -----
 Total From
 Investment
 Operations             (1.62)       2.08     (0.35)       0.19     0.97      1.82
                        ------     ------     ------     ------   ------     -----
Distributions

 From Net
 Realized Gains         (1.55)         --         --         --       --        --
                        ------     ------     ------     ------   ------     -----
Redemption Fees(2)       --(3)      --(3)      --(3)       0.01    --(3)     --(3)
                        ------     ------     ------     ------   ------     -----
Net Asset Value,
End of Period            $8.89     $12.06      $9.98     $10.33   $10.13     $9.16
                        ======     ======     ======     ======   ======     =====

TOTAL RETURN(4)       (13.40)%     20.84%    (3.39)%      1.97%   10.59%    24.80%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets    1.15%(5)      1.16%      1.15%      1.16%    1.15%     1.16%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets            0.15%(5)      0.15%    (0.21)%    (0.23)%  (0.10)%   (0.30)%

Portfolio Turnover
Rate                       86%       137%       118%        58%      45%      111%

Net Assets, End of
Period (in
thousands)            $271,583   $311,537   $524,005   $213,594  $91,984   $26,831

(1) Six months ended June 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
20

VP Ultra

Class III
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
                            2008(1)     2007      2006      2005    2004      2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period          $12.14   $10.03    $10.37    $10.15   $9.17     $7.34
                             ------   ------    ------    ------  ------     -----
Income From Investment
Operations

 Net Investment
 Income (Loss)(2)              0.01     0.06    (0.01)     --(3)    0.01    (0.02)

 Net Realized and
 Unrealized Gain
 (Loss)                      (1.63)     2.05    (0.33)      0.21    0.97      1.85
                             ------   ------    ------    ------  ------     -----
 Total From
 Investment
 Operations                  (1.62)     2.11    (0.34)      0.21    0.98      1.83
                             ------   ------    ------    ------  ------     -----
Distributions

 From Net Realized
 Gains                       (1.55)       --        --        --      --        --
                             ------   ------    ------    ------  ------     -----
Redemption Fees(2)            --(3)    --(3)     --(3)      0.01   --(3)     --(3)
                             ------   ------    ------    ------  ------     -----
Net Asset Value, End of
Period                        $8.97   $12.14    $10.03    $10.37  $10.15     $9.17
                             ======   ======    ======    ======  ======     =====

TOTAL RETURN(4)            (13.29)%   21.04%   (3.28)%     2.17%  10.69%    24.93%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average Net
Assets                     1.00%(5)    1.01%     1.00%     1.01%   1.00%     1.01%

Ratio of Net Investment
Income (Loss) to
Average Net Assets         0.30%(5)    0.30%   (0.06)%   (0.08)%   0.05%   (0.15)%

Portfolio Turnover Rate         86%     137%      118%       58%     45%      111%

Net Assets, End of
Period (in thousands)        $1,064   $2,364    $1,980    $3,098    $966      $339

(1) Six months ended June 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
21

APPROVAL OF MANAGEMENT AGREEMENT
VP Ultra

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century Investments, this process is referred to as the
"15(c) Process." As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning the VP Ultra Fund (the "fund") and the services provided to the fund under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund;

* reports on the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* information about the compliance policies, procedures, and regulatory experience of the advisor;

* data comparing the cost of owning the fund to the cost of owning a similar fund;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The board also had the benefit of the advice of its independent counsel throughout the period.

------
22

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. In connection with their review of the fund, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of the services provided by the advisor have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided to the fund is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments and liquidity. In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems

------
23

to conduct their business. At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the fund. The Directors also review detailed performance information during the 15(c) Process comparing the fund's performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The fund's performance was above the median for its peer group for the one-year period and below the median for the three year period.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The board concluded that the advisor's profits were reasonable in light of the services provided to the fund.

ETHICS. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically.
They noted that the advisor's practices generally meet or exceed industry best practices.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various functions to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

------
24

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel).
Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the
Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was above the median of the total expense ratios of its peer group. The board concluded that the management fee paid by the fund to the advisor was reasonable in light of the services provided to the fund.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The
Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the fund to determine breakpoints in the fund's fee schedule, provided they are managed using the same investment team and strategy.

------
25

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the board, including all of the independent directors, assisted by the advice of legal counsel independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor, negotiated changes to the breakpoint schedule used to calculate the management fee. These changes were proposed by the Directors based on their review of the competitive changes in the mutual fund marketplace and their review of financial information provided by the advisor.
The new schedule, effective August 1, 2008, contains lower management fees at certain asset levels than under the existing structure. Following these negotiations with the advisor, the independent directors concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
26

ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment
Professionals) and, upon request, by calling 1-800-378-9878.

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27

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 1000® GROWTH INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000® VALUE INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000® GROWTH INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000® VALUE INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP® GROWTH INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP® VALUE INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of
U.S. stock market performance.

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28

[back cover]

[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE . . . . . . . . . . . . . . . .          1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES. . . . . .          1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF . . . . . . . . . .          1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0808
CL-SAN-61146

[front cover]

SEMIANNUAL REPORT
JUNE 30, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY VARIABLE PORTFOLIOS

VP VALUE FUND

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      U.S. Stock Index Returns . . . . . . . . . . . . . . . . . . . . . .      2

VP VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments'
knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of chief investment officer]

By Enrique Chang, Chief Investment Officer, American Century Investments

STOCKS STUMBLED AMID WEAK ECONOMY AND TURBULENT CREDIT MARKETS

In an increasingly volatile investment environment, the broad U.S. equity indexes suffered double-digit declines in the first half of 2008. Stocks started the year on a downward trajectory, producing their worst quarterly performance in nearly six years as continuing fallout from the subprime lending meltdown and a liquidity crunch in the credit markets threatened to tip the U.S. economy into recession.

The Federal Reserve (the Fed) responded with a more aggressive program of short-term interest rate cuts, lowering its federal funds rate target from
4.5% to 2.0% in the first four months of the year. The Fed also injected liquidity into the credit markets and brokered a buyout of near-bankrupt investment bank Bear Stearns by JPMorgan Chase in mid-March.

The Bear Stearns rescue, as well as improving economic data and better-than-expected corporate earnings reports, helped ease credit and economic fears, allowing stocks to stage a solid recovery in April and May.
However, the market tumbled sharply in June amid evidence of further economic weakness and additional credit-related losses in the financials sector.
Investors also grew concerned about rising inflation as energy and food prices surged, leading the Fed to hold short-term rates steady in June.

MID-CAP AND GROWTH HELD UP BEST

Although stocks declined across the board in the first six months of 2008, mid-cap issues generated the best returns, while large-cap shares experienced the biggest declines (see the accompanying table). Growth-oriented stocks extended their outperformance from 2007, outpacing value shares across all market capitalizations.

Energy and materials were the only two sectors of the market to gain ground during the period. Energy stocks advanced as the price of oil soared to a record high of nearly $140 a barrel, while the materials sector benefited from rising commodity prices. The financials sector sustained the largest losses, plunging by nearly 30% as credit-related losses piled up.

U.S. Stock Index Returns
For the six months ended June 30, 2008*

RUSSELL 1000 INDEX (LARGE-CAP)       -11.20%
Russell 1000 Growth Index             -9.06%
Russell 1000 Value Index             -13.57%

RUSSELL MIDCAP INDEX                  -7.57%
Russell Midcap Growth Index           -6.81%
Russell Midcap Value Index            -8.58%

RUSSELL 2000 INDEX (SMALL-CAP)        -9.37%
Russell 2000 Growth Index             -8.93%
Russell 2000 Value Index              -9.84%

*Total returns for periods less than one year are not annualized.

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2

PERFORMANCE
VP Value

Total Returns as of June 30, 2008
                                              Average Annual Returns
                                                                Since     Inception
                  6 months(1)    1 year   5 years   10 years  Inception      Date

CLASS I             -13.01%     -22.45%    6.73%     5.65%      8.16%       5/1/96

RUSSELL 3000
VALUE INDEX(2)      -13.28%     -19.02%    8.99%     5.07%      8.89%         --

S&P 500
INDEX(2)            -11.91%     -13.12%    7.58%     2.88%      7.45%         --

LIPPER
MULTI-CAP
VALUE
INDEX(2)            -12.64%     -19.23%    7.64%     4.47%      7.53%         --

Class II            -13.04%     -22.59%    6.59%       --       4.54%      8/14/01

Class III           -13.01%     -22.45%    6.73%       --       4.88%       5/6/02

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. ©2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

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3

VP Value

Growth of $10,000 Over 10 Years

$10,000 investment made June 30, 1998

One-Year Returns Over 10 Years
Periods ended June 30
             1999      2000       2001      2002      2003      2004    2005     2006     2007      2008

Class I     11.98%    -15.88%    31.94%    1.12%     -0.49%    25.20%   8.08%    7.77%   22.54%   -22.45%

Russell
3000
Value
Index       14.39%    -8.38%     11.64%    -7.75%    -1.23%    22.14%  14.09%   12.32%   21.33%   -19.02%

S&P 500
Index       22.76%     7.25%    -14.83%   -17.99%     0.25%    19.11%   6.32%    8.63%   20.59%   -13.12%

Lipper
Multi-
Cap
Value
Index        9.61%    -6.66%     15.14%   -10.89%     2.13%    22.22%  10.95%    9.79%   20.17%   -19.23%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

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4

PORTFOLIO COMMENTARY
VP Value

Portfolio Managers: Scott Moore, Michael Liss, and Phil Davidson

PERFORMANCE SUMMARY

VP Value returned -13.01%* for the six months ended June 30, 2008. By comparison, its benchmark, the Russell 3000 Value Index, returned -13.28%. The
Lipper Multi-Cap Value Index returned -12.64% while the median return for
Morningstar's Large Cap Value category (whose performance, like VP Value's, reflects fund operating expenses) was -13.67%**. The broader market, as measured by the S&P 500 Index, returned -11.91%. (The portfolio's returns reflect fund operating expenses, while the indices' returns do not.)

VP Value's performance for the period was hampered by the volatile, challenging market environment described in the Market Perspective on page 2.
Although both growth and value indices were negative, growth stocks outperformed value across the capitalization spectrum. In addition, for much of the period, investors favored companies that were already strong performers, a momentum bias that did not fit well with the portfolio's investment approach of seeking stocks that are undervalued by the market.
Nevertheless, we continue to emphasize less-risky businesses with sound balance sheets. The portfolio benefited the most from its underweight in the financials sector and its mix of consumer staples and information technology stocks. Our underweight position in energy and materials relative to the benchmark detracted from performance.

FINANCIALS ENHANCED PERFORMANCE

The portfolio's underweight in financials -- which was the weakest performing sector in the benchmark -- added to relative results. Every group in the sector declined over the period. In particular, VP Value benefited from its underweight position in diversified financial services companies, thrifts and mortgage finance firms, and capital markets names. Nevertheless, the sector was the source of two detractors, American International Group (AIG), the leading U.S.-based international insurer, and Marshall & Ilsley, a
Milwaukee-based bank. AIG's stock reacted to wider credit losses and the issuance of a substantial number of new shares. Marshall & Ilsley reported a second-quarter loss as a result of write-offs related to the deteriorating housing market.

CONSUMER STAPLES HOLDINGS ADDED VALUE

An overweight in consumer staples companies benefited performance as the U.S.
economy slowed and investors sought out companies that provide everyday goods

Top Ten Holdings as of June 30, 2008
                                          % of net       % of net
                                        assets as of   assets as of
                                           6/30/08       12/31/07

General Electric Co.                        5.5%           4.5%
Exxon Mobil Corp.                           5.1%           3.2%
Kimberly-Clark Corp.                        4.5%           2.8%
Kraft Foods Inc. Cl A                       4.0%           3.5%
AT&T Inc.                                   3.6%           3.1%
BP plc ADR                                  3.1%           2.9%
Bemis Co., Inc.                             2.9%           3.0%
Johnson & Johnson                           2.5%           1.9%
Pfizer Inc.                                 2.0%           2.5%
American International Group, Inc.          1.9%           1.9%

* All fund returns referenced in this commentary are for Class I shares. Total returns for periods less than one year are not annualized.

** The median returns for Morningstar's Large Cap Value category were -18.10%,
7.45% and 4.05% for the one-, five- and ten-year periods ended June 30, 2008, respectively. ©2008 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

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5

VP Value

and services. The portfolio's basket of packaged food companies contributed positively. A key performer was H.J. Heinz, which has streamlined its suite of products and reported strong sales of its top brands during the period.

The beverages segment provided a top contributor -- Anheuser-Busch, the leading brewer in the U.S. Anheuser-Busch received an unsolicited takeover bid from Belgian brewing company InBev. The offer, which would pay a substantial premium to Anheuser-Busch shareholders, drove up the company's stock price.

INFORMATION TECHNOLOGY CONTRIBUTED

In the information technology sector, superior security selection resulted in outperformance relative to the benchmark. A significant holding was Diebold,
Inc., a leading provider of automatic teller machines, electronic surveillance and monitoring equipment and services, and electronic voting machines. During the period, the company received an unsolicited takeover offer from United
Technology.

ENERGY HAMPERED PROGRESS

The portfolio's underweight position in the energy sector hurt relative results. Energy was up 9.5% for the benchmark, one of only two sectors
(materials was the other) with positive total returns. Because of valuations, we were underweight in companies engaged in the exploration and production of oil and natural gas. However, two of our holdings -- BP plc and Total SA --
were positive contributors relative to the benchmark.

MATERIALS DETRACTED

The materials sector was another source of relative weakness. We were underweight in metals and mining stocks, which outperformed the benchmark.
Many of these companies reported strong earnings, which attracted a large number of investors. We believe that current earnings are near peak levels and unsustainable, and have therefore limited the portfolio's exposure.

OUTLOOK

We will continue to follow our disciplined, bottom-up process, selecting securities one at a time for the portfolio. We see opportunities in consumer staples and industrials companies, reflected by our overweight positions in these sectors relative to the benchmark. Our fundamental analysis and valuation work is also directing us toward smaller weightings in financials and energy stocks.

Top Five Industries as of June 30, 2008
                                   % of net       % of net
                                 assets as of   assets as of
                                    6/30/08       12/31/07

Oil, Gas & Consumable Fuels          10.8%          7.6%
Food Products                        9.9%           9.9%
Pharmaceuticals                      7.1%           5.9%
Industrial Conglomerates             6.3%           5.1%
Insurance                            6.2%           6.1%

Types of Investments in Portfolio
                                   % of net       % of net
                                 assets as of   assets as of
                                    6/30/08       12/31/07

Domestic Common Stocks               88.2%          92.6%
Foreign Common Stocks(1)             8.3%           7.1%
TOTAL COMMON STOCKS                  96.5%          99.7%
Cash and Equivalents(2)              3.5%           0.3%

(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

(2) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

------
6

SHAREHOLDER FEE EXAMPLE (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                 Beginning     Ending
                  Account     Account      Expenses Paid
                   Value       Value      During Period*      Annualized
                   1/1/08     6/30/08    1/1/08 - 6/30/08   Expense Ratio*

ACTUAL
Class I            $1,000     $869.90          $4.42             0.95%
Class II           $1,000     $869.60          $5.11             1.10%
Class III          $1,000     $869.90          $4.42             0.95%

HYPOTHETICAL
Class I            $1,000    $1,020.14         $4.77             0.95%
Class II           $1,000    $1,019.39         $5.52             1.10%
Class III          $1,000    $1,020.14         $4.77             0.95%

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------
7

SCHEDULE OF INVESTMENTS
VP Value

JUNE 30, 2008 (UNAUDITED)

Shares                                                                       Value

Common Stocks -- 96.5%

AEROSPACE & DEFENSE -- 0.3%
      89,940  Northrop Grumman Corp.                                   $ 6,016,987
                                                                    --------------
AIR FREIGHT & LOGISTICS -- 1.0%
     259,740  United Parcel Service, Inc. Cl B                          15,966,218
                                                                    --------------
AIRLINES -- 0.4%
     548,510  Southwest Airlines Co.                                     7,152,570
                                                                    --------------
AUTO COMPONENTS -- 0.7%
     268,650  Autoliv, Inc.                                             12,524,463
                                                                    --------------
AUTOMOBILES -- 1.8%
     161,500  Honda Motor Co., Ltd. ORD(1)                               5,498,585
     185,450  Thor Industries Inc.(1)                                    3,942,667
     441,600  Toyota Motor Corp. ORD                                    20,865,944
                                                                    --------------
                                                                        30,307,196
                                                                    --------------
BEVERAGES -- 1.4%
     232,710  Anheuser-Busch Companies, Inc.                            14,455,945
     138,800  PepsiCo, Inc.                                              8,826,292
                                                                    --------------
                                                                        23,282,237
                                                                    --------------
BIOTECHNOLOGY -- 0.8%
     271,400  Amgen Inc.(2)                                             12,799,224
                                                                    --------------
BUILDING PRODUCTS -- 0.3%
     271,940  Masco Corp.                                                4,277,616
                                                                    --------------
CAPITAL MARKETS -- 2.4%
     285,160  AllianceBernstein Holding L.P.                            15,592,549
      87,540  Ameriprise Financial Inc.                                  3,560,252
     193,340  Legg Mason, Inc.                                           8,423,824
     114,100  Merrill Lynch & Co., Inc.                                  3,618,111
     241,660  Morgan Stanley                                             8,716,676
                                                                    --------------
                                                                        39,911,412
                                                                    --------------
CHEMICALS -- 1.7%
     209,130  du Pont (E.I.) de Nemours & Co.                            8,969,586
     338,000  International Flavors & Fragrances Inc.                   13,202,280
      89,710  Minerals Technologies Inc.                                 5,704,659
                                                                    --------------
                                                                        27,876,525
                                                                    --------------
COMMERCIAL BANKS -- 4.8%
     813,110  Associated Banc-Corp                                      15,684,892
     450,520  BB&T Corp.(1)                                             10,258,340
   1,568,790  Marshall & Ilsley Corp.                                   24,049,550
     349,680  SunTrust Banks, Inc.                                      12,665,410
     312,950  U.S. Bancorp                                               8,728,176
     283,980  Zions Bancorporation(1)                                    8,942,530
                                                                    --------------
                                                                        80,328,898
                                                                    --------------

Shares                                                                       Value

COMMERCIAL SERVICES & SUPPLIES -- 3.2%
     445,850  Avery Dennison Corp.                                    $ 19,586,191
     260,910  Pitney Bowes, Inc.                                         8,897,031
     289,890  Republic Services, Inc.                                    8,609,733
     418,740  Waste Management, Inc.                                    15,790,685
                                                                    --------------
                                                                        52,883,640
                                                                    --------------
COMPUTERS & PERIPHERALS -- 0.6%
     305,950  Diebold, Inc.                                             10,885,701
                                                                    --------------
CONTAINERS & PACKAGING -- 2.9%
   2,137,490  Bemis Co., Inc.                                           47,922,526
                                                                    --------------
DISTRIBUTORS -- 0.8%
     340,740  Genuine Parts Co.                                         13,520,563
                                                                    --------------
DIVERSIFIED -- 1.5%
     194,880  Standard and Poor's 500 Depositary Receipt Series 1       24,944,640
                                                                    --------------
DIVERSIFIED FINANCIAL SERVICES -- 4.1%
   1,186,540  Bank of America Corp.                                     28,322,710
     899,790  JPMorgan Chase & Co.                                      30,871,794
     251,030  McGraw-Hill Companies, Inc. (The)                         10,071,324
                                                                    --------------
                                                                        69,265,828
                                                                    --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.0%
   1,773,490  AT&T Inc.                                                 59,748,878
     704,270  Verizon Communications Inc.                               24,931,158
                                                                    --------------
                                                                        84,680,036
                                                                    --------------
ELECTRIC UTILITIES -- 2.3%
     491,260  IDACORP, Inc.                                             14,192,501
      69,400  Southern Co.                                               2,423,448
   1,054,230  Westar Energy Inc.                                        22,676,488
                                                                    --------------
                                                                        39,292,437
                                                                    --------------
ELECTRICAL EQUIPMENT -- 1.0%
     403,240  Hubbell Inc. Cl B                                         16,077,179
                                                                    --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.6%
     655,340  Molex Inc.                                                15,996,850
     313,510  Tyco Electronics Ltd.                                     11,229,928
                                                                    --------------
                                                                        27,226,778
                                                                    --------------
FOOD & STAPLES RETAILING -- 0.2%
      66,420  Wal-Mart Stores, Inc.                                      3,732,804
                                                                    --------------

------
8

VP Value

Shares                                                                       Value

FOOD PRODUCTS -- 9.9%
     649,660  Campbell Soup Co.                                       $ 21,737,624
   1,421,090  ConAgra Foods, Inc.                                       27,398,615
     337,720  Hershey Co. (The)                                         11,070,462
     318,850  Kellogg Co.                                               15,311,177
   2,378,760  Kraft Foods Inc. Cl A                                     67,675,722
     818,210  Unilever N.V. CVA                                         23,236,389
                                                                    --------------
                                                                       166,429,989
                                                                    --------------
GAS UTILITIES -- 0.9%
     191,080  Southwest Gas Corp.                                        5,680,808
     254,940  WGL Holdings Inc.                                          8,856,616
                                                                    --------------
                                                                        14,537,424
                                                                    --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%
     450,940  Beckman Coulter, Inc.                                     30,451,978
                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES -- 0.6%
     204,550  LifePoint Hospitals Inc.(2)                                5,788,765
      58,050  Universal Health Services, Inc. Cl B                       3,669,921
                                                                    --------------
                                                                         9,458,686
                                                                    --------------
HOTELS, RESTAURANTS & LEISURE -- 2.1%
     432,230  International Speedway Corp. Cl A                         16,869,937
     907,860  Speedway Motorsports Inc.                                 18,502,187
                                                                    --------------
                                                                        35,372,124
                                                                    --------------
HOUSEHOLD DURABLES -- 0.4%
     114,600  Whirlpool Corp.                                            7,074,258
                                                                    --------------
HOUSEHOLD PRODUCTS -- 5.8%
     253,980  Clorox Co.                                                13,257,756
   1,252,000  Kimberly-Clark Corp.                                      74,844,560
     143,300  Procter & Gamble Co. (The)                                 8,714,073
                                                                    --------------
                                                                        96,816,389
                                                                    --------------
INDUSTRIAL CONGLOMERATES -- 6.3%
     202,860  3M Co.                                                    14,117,027
   3,459,520  General Electric Co.                                      92,334,589
                                                                    --------------
                                                                       106,451,616
                                                                    --------------
INSURANCE -- 6.2%
     265,060  Allstate Corp.                                            12,084,085
   1,173,020  American International Group, Inc.                        31,038,109
         130  Berkshire Hathaway Inc. Cl A(2)                           15,697,500
     106,940  Chubb Corp.                                                5,241,129
     184,080  Hartford Financial Services Group Inc. (The)              11,886,046
   1,072,090  Marsh & McLennan Companies, Inc.                          28,463,990
                                                                    --------------
                                                                       104,410,859
                                                                    --------------

Shares                                                                       Value

LEISURE EQUIPMENT & PRODUCTS -- 0.3%
     315,100  RC2 Corp.(2)                                             $ 5,848,256
                                                                    --------------
MULTI-UTILITIES -- 1.9%
     356,790  Puget Energy, Inc.                                         8,559,392
     350,520  Wisconsin Energy Corp.                                    15,850,514
     374,040  Xcel Energy Inc.                                           7,506,983
                                                                    --------------
                                                                        31,916,889
                                                                    --------------
MULTILINE RETAIL -- 0.3%
      91,960  Target Corp.                                               4,275,220
                                                                    --------------
OIL, GAS & CONSUMABLE FUELS -- 10.8%
      40,230  Apache Corp.                                               5,591,970
     742,960  BP plc ADR                                                51,687,727
      56,190  Chevron Corp.                                              5,570,115
      82,380  Equitable Resources Inc.                                   5,689,163
     964,940  Exxon Mobil Corp.                                         85,040,162
      50,920  Royal Dutch Shell plc ADR                                  4,160,673
     264,470  Total SA ORD                                              22,577,915
                                                                    --------------
                                                                       180,317,725
                                                                    --------------
PAPER & FOREST PRODUCTS -- 0.9%
     286,410  Weyerhaeuser Co.                                          14,647,007
                                                                    --------------
PHARMACEUTICALS -- 7.1%
     141,740  Abbott Laboratories                                        7,507,968
     810,920  Bristol-Myers Squibb Co.                                  16,648,188
     270,920  Eli Lilly & Co.                                           12,505,667
     645,730  Johnson & Johnson                                         41,546,268
     200,280  Merck & Co., Inc.                                          7,548,553
   1,909,540  Pfizer Inc.                                               33,359,664
                                                                    --------------
                                                                       119,116,308
                                                                    --------------
ROAD & RAIL -- 0.3%
     346,220  Heartland Express, Inc.(1)                                 5,162,140
                                                                    --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.4%
     567,470  Intel Corp.                                               12,189,255
     189,380  KLA-Tencor Corp.                                           7,709,660
     139,230  Texas Instruments Inc.                                     3,920,717
                                                                    --------------
                                                                        23,819,632
                                                                    --------------
SPECIALTY RETAIL -- 0.7%
     581,360  Lowe's Companies, Inc.                                    12,063,220
                                                                    --------------
TOTAL COMMON STOCKS
(Cost $1,770,365,447)                                                1,619,045,198
                                                                    --------------

Temporary Cash Investments -- 1.8%

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Treasury obligations, 3.875%,
1/15/09, valued at $30,097,225), in a joint trading account at
1.70%, dated 6/30/08, due 7/1/08 (Delivery value $29,501,393)
(Cost $29,500,000)                                                      29,500,000
                                                                    --------------

------
9

VP Value

                                                                              Value
Temporary Cash Investments -- Securities Lending Collateral(3) -- 2.0%

Repurchase Agreement, Barclays Capital Inc., (collateralized by various U.S. Government Agency obligations in a pooled
account at the lending agent), 2.50%, dated 6/30/08,
due 7/1/08 (Delivery value $9,000,625)                                  $ 9,000,000

Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.45%, dated 6/30/08, due 7/1/08
(Delivery value $9,000,613)                                               9,000,000

Repurchase Agreement, Deutsche Bank Securities Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.50%, dated 6/30/08, due 7/1/08
(Delivery value $9,000,625)                                               9,000,000

                                                                              Value

Repurchase Agreement, UBS Securities LLC, (collateralized by various U.S. Government Agency obligations in a pooled
account at the lending agent), 2.65%, dated 6/30/08, due
7/1/08
(Delivery value $6,753,430)                                             $ 6,752,933
                                                                     --------------
TOTAL TEMPORARY CASH INVESTMENTS -- SECURITIES LENDING
COLLATERAL
(Cost $33,752,933)                                                       33,752,933
                                                                     --------------
TOTAL INVESTMENT SECURITIES -- 100.3%
(Cost $1,833,618,380)                                                 1,682,298,131
                                                                     --------------
OTHER ASSETS AND LIABILITIES -- (0.3)%                                  (5,144,894)
                                                                     --------------
TOTAL NET ASSETS -- 100.0%                                           $1,677,153,237
                                                                     ==============

Forward Foreign Currency Exchange Contracts
                                                                          Unrealized
         Contracts to Sell            Settlement Date       Value        Gain (Loss)

       28,524,519  Euro for USD           7/31/08         $ 44,859,236      $ (43,444)
       27,432,889  GBP for USD            7/31/08           54,558,481       (127,215)
    2,310,957,600  JPY for USD            7/31/08           21,832,460       (253,001)
                                                          ------------    ------------
                                                          $121,250,177      $(423,660)
                                                          ============    ============

(Value on Settlement Date $120,826,517)

Notes to Schedule of Investments

ADR = American Depositary Receipt

CVA = Certificaten Van Aandelen

GBP = British Pound

JPY = Japanese Yen

ORD = Foreign Ordinary Share

USD = United States Dollar

(1) Security, or a portion thereof, was on loan as of June 30, 2008.

(2) Non-income producing.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
10

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

ASSETS

Investment securities, at value (cost of $1,799,865,447) --
including $32,110,325 of securities on loan                         $1,648,545,198

Investments made with cash collateral received for securities on
loan, at value (cost of $33,752,933)                                    33,752,933
                                                                    --------------
Total investment securities, at value (cost of $1,833,618,380)       1,682,298,131

Receivable for investments sold                                         35,831,822

Dividends and interest receivable                                        4,077,633
                                                                    --------------
                                                                     1,722,207,586
                                                                    --------------

LIABILITIES

Disbursements in excess of demand deposit cash                           2,074,008

Payable for collateral received on securities on loan                   33,752,933

Payable for investments purchased                                        7,335,320

Payable for forward foreign currency exchange contracts                    423,660

Accrued management fees                                                  1,340,635

Distribution fees payable                                                  127,793
                                                                    --------------
                                                                        45,054,349
                                                                    --------------

NET ASSETS                                                          $1,677,153,237
                                                                    ==============

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                             $2,046,353,993

Undistributed net investment income                                     20,775,219

Accumulated net realized loss on investment and foreign currency
transactions                                                         (238,220,663)

Net unrealized depreciation on investments and translation of
assets and liabilities in foreign currencies                         (151,755,312)
                                                                    --------------
                                                                    $1,677,153,237
                                                                    ==============

CLASS I, $0.01 PAR VALUE

Net assets                                                          $1,087,987,830

Shares outstanding                                                     195,766,212

Net asset value per share                                                    $5.56

CLASS II, $0.01 PAR VALUE

Net assets                                                            $581,305,526

Shares outstanding                                                     104,548,324

Net asset value per share                                                    $5.56

CLASS III, $0.01 PAR VALUE

Net assets                                                              $7,859,881

Shares outstanding                                                       1,414,126

Net asset value per share                                                    $5.56

See Notes to Financial Statements.

------
11

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
INVESTMENT INCOME (LOSS)

INCOME:

Dividends (net of foreign taxes withheld of $191,864)                $ 30,273,841

Interest                                                                  131,431

Securities lending, net                                                    88,761
                                                                   --------------
                                                                       30,494,033
                                                                   --------------

EXPENSES:

Management fees                                                         8,782,103

Distribution fees -- Class II                                             830,662

Directors' fees and expenses                                               28,961

Other expenses                                                             34,037
                                                                   --------------
                                                                        9,675,763
                                                                   --------------

NET INVESTMENT INCOME (LOSS)                                           20,818,270
                                                                   --------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions                                              (97,003,945)

Foreign currency transactions                                         (4,396,298)
                                                                   --------------
                                                                    (101,400,243)
                                                                   --------------
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

Investments                                                         (187,790,633)

Translation of assets and liabilities in foreign currencies               330,729
                                                                   --------------
                                                                    (187,459,904)
                                                                   --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                             (288,860,147)
                                                                   --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                         $(268,041,877)
                                                                   ==============

See Notes to Financial Statements.

------
12

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED) AND YEAR ENDED
DECEMBER 31, 2007

Increase (Decrease) in Net Assets                            2008             2007

OPERATIONS

Net investment income (loss)                         $ 20,818,270     $ 43,139,269

Net realized gain (loss)                            (101,400,243)      145,356,784

Change in net unrealized appreciation
(depreciation)                                      (187,459,904)    (302,707,867)
                                                   --------------   --------------
Net increase (decrease) in net assets resulting
from operations                                     (268,041,877)    (114,211,814)
                                                   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Class I                                             (28,899,596)     (30,308,484)

 Class II                                            (14,084,486)     (12,268,816)

 Class III                                              (203,206)        (257,105)

From net realized gains:

 Class I                                            (153,427,939)    (157,170,511)

 Class II                                            (79,903,650)     (70,106,125)

 Class III                                            (1,078,818)      (1,333,266)
                                                   --------------   --------------
Decrease in net assets from distributions           (277,597,695)    (271,444,307)
                                                   --------------   --------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from
capital share transactions                           (23,060,532)    (197,553,143)
                                                   --------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS               (568,700,104)    (583,209,264)

NET ASSETS

Beginning of period                                 2,245,853,341    2,829,062,605
                                                   --------------   --------------
End of period                                      $1,677,153,237   $2,245,853,341
                                                   ==============   ==============

Undistributed net investment income                   $20,775,219      $43,144,237
                                                   ==============   ==============

See Notes to Financial Statements.

------
13

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc. (the corporation)
is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940
Act. The fund's investment objective is to seek long-term capital growth.
Income is a secondary objective. The fund pursues its investment objective by investing primarily in equity securities of companies that management believes to be undervalued at the time of purchase. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I, Class II and Class
III. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.
Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

EXCHANGE TRADED FUNDS -- The fund may invest in exchange traded funds (ETFs).
ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.
Additionally, ETFs have management fees, which increase their cost.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The income earned, net of any rebates or fees, is included in the
Statement of Operations. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

------
14

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2004. At this time, management has not identified any uncertain tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

------
15

The fund has elected to treat $(77,784,766) and $(28,834) of net capital and foreign currency losses, respectively, incurred in the two-month period ended
December 31, 2007, as having been incurred in the following fiscal year for federal income tax purposes.

REDEMPTION -- The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy
(strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the American Century Investments family of funds, but that have the same investment team and investment strategy. The annual management fee schedule for each class of the fund ranges from 0.90% to
1.00% for Class I and Class III and from 0.80% to 0.90% for Class II. The effective annual management fee for each class of the fund for the six months ended June 30, 2008, was 0.94%, 0.84% and 0.94% for Class I, Class II and
Class III, respectively.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master
Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940
Act. The plan provides that Class II will pay American Century Investment
Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2008, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). JPMIM is
a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a securities lending agreement with JPMorgan
Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

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16

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2008, were $1,094,253,829 and
$1,430,350,493, respectively.

As of June 30, 2008, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments                           $1,903,941,538
                                                         ===============
Gross tax appreciation of investments                       $ 56,443,254

Gross tax depreciation of investments                      (278,086,661)
                                                         ---------------
Net tax appreciation (depreciation) of investments        $(221,643,407)
                                                         ===============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                           Six months ended                   Year ended
                            June 30, 2008                 December 31, 2007
                       Shares          Amount          Shares          Amount

CLASS I/SHARES
AUTHORIZED            650,000,000                     650,000,000
                      ===========                     ===========
Sold                    3,615,453     $ 23,176,109     10,670,122     $ 87,684,738

Issued in
reinvestment
of
distributions          30,694,871      182,327,535     24,066,623      187,478,995

Redeemed             (35,418,608)    (230,860,350)   (63,539,788)    (518,128,418)
                     ------------   --------------   ------------   --------------
                      (1,108,284)     (25,356,706)   (28,803,043)    (242,964,685)
                     ------------   --------------   ------------   --------------
CLASS
II/SHARES
AUTHORIZED            300,000,000                     300,000,000
                      ===========                     ===========
Sold                    3,302,783       20,960,285     11,779,798       97,228,612

Issued in
reinvestment
of
distributions          15,796,325       93,988,136     10,560,890       82,374,941

Redeemed             (17,091,388)    (112,703,013)   (16,067,534)    (129,735,817)
                     ------------   --------------   ------------   --------------
                        2,007,720        2,245,408      6,273,154       49,867,736
                     ------------   --------------   ------------   --------------
CLASS
III/SHARES
AUTHORIZED             50,000,000                      50,000,000
                      ===========                     ===========
Sold                      171,638        1,103,333        459,047        3,853,234

Issued in
reinvestment
of
distributions             215,829        1,282,024        204,155        1,590,371

Redeemed                (363,485)   (2,334,591)(1)    (1,210,980)   (9,899,799)(2)
                     ------------   --------------   ------------   --------------
                           23,982           50,766      (547,778)      (4,456,194)
                     ------------   --------------   ------------   --------------
Net increase
(decrease)                923,418   $ (23,060,532)   (23,077,667)   $(197,553,143)
                     ============   ==============   ============   ==============

(1) Net of redemption fees of $2,116.

(2) Net of redemption fees of $4,081.

5. SECURITIES LENDING

As of June 30, 2008, securities in the fund valued at $32,110,325 were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total market value of all collateral received, at this date, was $33,752,933. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

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17

6. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of June 30,
2008:

                                                                         Unrealized
                                                                       Gain (Loss) on
                                                         Value of           Other
                                                        Investment        Financial
Valuation Inputs                                        Securities      Instruments*

Level 1 -- Quoted Prices                               $1,546,866,365               --

Level 2 -- Other Significant Observable Inputs            135,431,766       $(423,660)

Level 3 -- Significant Unobservable Inputs                         --               --
                                                       --------------   --------------
                                                       $1,682,298,131       $(423,660)
                                                       ==============   ==============

*Includes forward foreign currency exchange contracts.

7. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with Bank of America,
N.A. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the six months ended June 30, 2008.

8. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 does not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

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18

FINANCIAL HIGHLIGHTS
VP Value

Class I
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
                        2008(1)         2007         2006        2005         2004         2003
PER-SHARE DATA

Net Asset
Value,
Beginning
of Period                 $7.47        $8.74        $8.20       $8.75        $7.79        $6.12
                       --------     --------     --------    --------     --------     --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)                 0.07         0.13         0.13        0.13         0.09         0.09

 Net Realized
 and
 Unrealized
 Gain (Loss)             (0.98)       (0.54)         1.26        0.28         1.01         1.65
                       --------     --------     --------    --------     --------     --------
 Total From
 Investment
 Operations              (0.91)       (0.41)         1.39        0.41         1.10         1.74
                       --------     --------     --------    --------     --------     --------
Distributions

 From Net
 Investment
 Income                  (0.16)       (0.14)       (0.12)      (0.08)       (0.08)       (0.07)

 From Net
 Realized
 Gains                   (0.84)       (0.72)       (0.73)      (0.88)       (0.06)           --
                       --------     --------     --------    --------     --------     --------
 Total
 Distributions           (1.00)       (0.86)       (0.85)      (0.96)       (0.14)       (0.07)
                       --------     --------     --------    --------     --------     --------
Net Asset
Value,
End of Period             $5.56        $7.47        $8.74       $8.20        $8.75        $7.79
                       ========     ========     ========    ========     ========     ========

TOTAL RETURN(3)        (13.01)%      (5.14)%       18.65%       5.03%       14.33%       28.96%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses
to Average
Net Assets             0.95%(4)        0.93%        0.93%       0.93%        0.93%        0.95%

Ratio of
Net
Investment
Income
(Loss) to
Average
Net Assets             2.19%(4)        1.65%        1.58%       1.66%        1.16%        1.37%

Portfolio
Turnover
Rate                        57%         152%         132%        133%         139%         109%

Net
Assets,
End of
Period
(in
thousands)           $1,087,988   $1,470,148   $1,971,620  $2,297,418   $2,248,902   $1,919,580

(1) Six months ended June 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

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19

VP Value

Class II
For a Share Outstanding Throughout the Years Ended December 31
(except as noted)
                       2008(1)       2007       2006       2005       2004      2003
PER-SHARE DATA

Net Asset
Value,
Beginning of
Period                   $7.46      $8.73      $8.19      $8.74      $7.78     $6.11
                      --------   --------   --------   --------   --------  --------
Income From
Investment
Operations

 Net Investment
 Income
 (Loss)(2)                0.07       0.12       0.12       0.12       0.08      0.08

 Net Realized
 and
 Unrealized
 Gain (Loss)            (0.98)     (0.54)       1.25       0.27       1.01      1.65
                      --------   --------   --------   --------   --------  --------
 Total From
 Investment
 Operations             (0.91)     (0.42)       1.37       0.39       1.09      1.73
                      --------   --------   --------   --------   --------  --------
Distributions

 From Net
 Investment
 Income                 (0.15)     (0.13)     (0.10)     (0.06)     (0.07)    (0.06)

 From Net
 Realized Gains         (0.84)     (0.72)     (0.73)     (0.88)     (0.06)        --
                      --------   --------   --------   --------   --------  --------
 Total
 Distributions          (0.99)     (0.85)     (0.83)     (0.94)     (0.13)    (0.06)
                      --------   --------   --------   --------   --------  --------
Net Asset Value,
End of Period            $5.56      $7.46      $8.73      $8.19      $8.74     $7.78
                      ========   ========   ========   ========   ========  ========

TOTAL RETURN(3)       (13.04)%    (5.31)%     18.46%      4.85%     14.17%    28.81%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses
to Average Net
Assets                1.10%(4)      1.08%      1.08%      1.08%      1.08%     1.10%

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets            2.04%(4)      1.50%      1.43%      1.51%      1.01%     1.22%

Portfolio
Turnover Rate              57%       152%       132%       133%       139%      109%

Net Assets, End
of Period
(in thousands)        $581,306   $765,324   $840,512   $648,071   $433,465  $218,141

(1) Six months ended June 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
20

VP Value

Class III
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
                           2008(1)      2007     2006        2005       2004        2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period          $7.47     $8.74    $8.20       $8.75      $7.79       $6.12
                           -------   -------  -------     -------    -------     -------
Income From
Investment Operations

 Net Investment
 Income (Loss)(2)             0.07      0.13     0.13        0.13       0.09        0.09

 Net Realized and
 Unrealized Gain
 (Loss)                     (0.98)    (0.54)     1.26        0.28       1.01        1.65
                           -------   -------  -------     -------    -------     -------
 Total From
 Investment
 Operations                 (0.91)    (0.41)     1.39        0.41       1.10        1.74
                           -------   -------  -------     -------    -------     -------
Distributions

 From Net
 Investment Income          (0.16)    (0.14)   (0.12)      (0.08)     (0.08)      (0.07)

 From Net
 Realized Gains             (0.84)    (0.72)   (0.73)      (0.88)     (0.06)          --
                           -------   -------  -------     -------    -------     -------
 Total
 Distributions              (1.00)    (0.86)   (0.85)      (0.96)     (0.14)      (0.07)
                           -------   -------  -------     -------    -------     -------
Net Asset Value,
End of Period                $5.56     $7.47    $8.74       $8.20      $8.75       $7.79
                           =======   =======  =======     =======    =======     =======

TOTAL RETURN(3)           (13.01)%   (5.14)%   18.65%       5.03%     14.33%      28.96%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses
to Average Net Assets     0.95%(4)     0.93%    0.93%       0.93%      0.93%       0.95%

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets                2.19%(4)     1.65%    1.58%       1.66%      1.16%       1.37%

Portfolio Turnover
Rate                           57%      152%     132%        133%       139%        109%

Net Assets, End of
Period
(in thousands)              $7,860   $10,381  $16,931      $8,750     $6,387      $1,819

(1) Six months ended June 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

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21

APPROVAL OF MANAGEMENT AGREEMENT
VP Value

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century Investments, this process is referred to as the
"15(c) Process." As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning the VP Value Fund (the "fund") and the services provided to the fund under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund;

* reports on the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* information about the compliance policies, procedures, and regulatory experience of the advisor;

* data comparing the cost of owning the fund to the cost of owning a similar fund;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The board also had the benefit of the advice of its independent counsel throughout the period.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. In connection with their review of

------
22

the fund, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of the services provided by the advisor have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided to the fund is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments and liquidity. In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the fund. The Directors also review detailed performance information during the
15(c) Process comparing the fund's performance with that of similar funds not managed by the

------
23

advisor. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The fund's quarter end performance fell below the median for its peer group for both the one- and three-year periods during the past year. The board discussed the fund's performance with the advisor and was satisfied with the efforts being undertaken by the advisor. The board will continue to monitor these efforts and the performance of the fund. More detailed information about the fund's performance can be found in the PERFORMANCE and PORTFOLIO COMMENTARY sections of this report.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The board concluded that the advisor's profits were reasonable in light of the services provided to the fund.

ETHICS. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically.
They noted that the advisor's practices generally meet or exceed industry best practices.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various functions to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

------
24

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel).
Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the
Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was slightly above the median of the total expense ratios of its peer group. The board concluded that the management fee paid by the fund to the advisor was reasonable in light of the services provided to the fund.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The
Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the fund to determine breakpoints in the fund's fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the board, including all of the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
25

ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment
Professionals) and, upon request, by calling 1-800-378-9878.

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26

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LIPPER MULTI-CAP VALUE INDEX is an equally-weighted index of, typically, the 30 largest mutual funds that use a value investment strategy to purchase securities of companies of all market capitalizations.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 1000® GROWTH INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000® VALUE INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000® GROWTH INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000® VALUE INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 3000® INDEX measures the performance of the 3,000 largest U.S.
companies based on total market capitalization, which represents approximately
98% of the investable U.S. equity market.

The RUSSELL 3000® VALUE INDEX measures the performance of those Russell 3000
Index companies (the 3,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP® GROWTH INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

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27

The RUSSELL MIDCAP® VALUE INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of
U.S. stock market performance.

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28

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE. . . . . . . . . . . . . . . . .        1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES . . . . . .        1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF. . . . . . . . . . .        1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0808
CL-SAN-61143

[front cover]

SEMIANNUAL REPORT
JUNE 30, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY VARIABLE PORTFOLIOS

VP VISTA(SM) FUND

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      U.S. Stock Index Returns . . . . . . . . . . . . . . . . . . . . . .      2

VP VISTA

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments'
knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By Enrique Chang, Chief Investment Officer, American Century Investments

STOCKS STUMBLED AMID WEAK ECONOMY AND TURBULENT CREDIT MARKETS

In an increasingly volatile investment environment, the broad U.S. equity indexes suffered double-digit declines in the first half of 2008. Stocks started the year on a downward trajectory, producing their worst quarterly performance in nearly six years as continuing fallout from the subprime lending meltdown and a liquidity crunch in the credit markets threatened to tip the U.S. economy into recession.

The Federal Reserve (the Fed) responded with a more aggressive program of short-term interest rate cuts, lowering its federal funds rate target from
4.5% to 2.0% in the first four months of the year. The Fed also injected liquidity into the credit markets and brokered a buyout of near-bankrupt investment bank Bear Stearns by JPMorgan Chase in mid-March.

The Bear Stearns rescue, as well as improving economic data and better-than-expected corporate earnings reports, helped ease credit and economic fears, allowing stocks to stage a solid recovery in April and May.
However, the market tumbled sharply in June amid evidence of further economic weakness and additional credit-related losses in the financials sector.
Investors also grew concerned about rising inflation as energy and food prices surged, leading the Fed to hold short-term rates steady in June.

MID-CAP AND GROWTH HELD UP BEST

Although stocks declined across the board in the first six months of 2008, mid-cap issues generated the best returns, while large-cap shares experienced the biggest declines (see the accompanying table). Growth-oriented stocks extended their outperformance from 2007, outpacing value shares across all market capitalizations.

Energy and materials were the only two sectors of the market to gain ground during the period. Energy stocks advanced as the price of oil soared to a record high of $140 a barrel, while the materials sector benefited from rising commodity prices. The financials sector sustained the largest losses, plunging by more than 30% as credit-related losses piled up.

U.S. Stock Index Returns
For the six months ended June 30, 2008*
RUSSELL 1000 INDEX (LARGE-CAP)       -11.20%
Russell 1000 Growth Index             -9.06%
Russell 1000 Value Index             -13.57%
RUSSELL MIDCAP INDEX                  -7.57%
Russell Midcap Growth Index           -6.81%
Russell Midcap Value Index            -8.58%
RUSSELL 2000 INDEX (SMALL-CAP)        -9.37%
Russell 2000 Growth Index             -8.93%
Russell 2000 Value Index              -9.84%

* Total returns for periods less than one year are not annualized.

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2

PERFORMANCE
VP Vista

Total Returns as of June 30, 2008
                                                      Average Annual
                                                          Returns
                                                                Since     Inception
                            6 months(1)   1 year   5 years    Inception      Date

CLASS I                       -8.03%      5.28%     16.07%     11.08%      10/5/01

RUSSELL MIDCAP GROWTH
INDEX(2)                      -6.81%      -6.42%    12.32%      9.62%         --

Class II                      -8.10%      5.08%       --       16.18%      4/29/05

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. ©2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. The fund's investment process may result in high portfolio turnover, high commission costs and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

VP Vista

Growth of $10,000 Over Life of Class

$10,000 investment made October 5, 2001

One-Year Returns Over Life of Class
Periods ended June 30
                         2002*     2003     2004     2005     2006     2007     2008

Class I                 -3.20%    -0.52%   31.98%    4.17%   16.72%   24.81%    5.28%

Russell Midcap Growth
Index                   -3.25%    7.35%    27.33%   10.86%   13.04%   19.73%   -6.42%

* From 10/5/01, Class I's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. The fund's investment process may result in high portfolio turnover, high commission costs and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

PORTFOLIO COMMENTARY
VP Vista

Portfolio Managers: Glenn Fogle and Brad Eixmann

In February 2008, David Hollond left the team to focus on the American Century
Heritage, Giftrust and VP Capital Appreciation funds.

PERFORMANCE SUMMARY

VP Vista returned -8.03%* for the six months ended June 30, 2008, lagging the
-6.81% return of its benchmark, the Russell Midcap Growth Index

As discussed in the Market Perspective on page 2, equity indices struggled with ongoing market volatility during the reporting period. The effects of the subprime-related credit crunch continued to be visible as tightened liquidity kept recession concerns on investors' minds. Meanwhile, rising energy and other commodities prices increased inflation fears. Amid this volatility, VP
Vista's management team remained focused on the fundamental business prospects of its portfolio investments.

Within the portfolio, poor security selection in the consumer discretionary and information technology sectors detracted from absolute and relative performance. An overweight allocation and poor stock selection in the health care sector further hindered performance. An overweight allocation and effective stock selection in the materials sector helped to mitigate losses.

We allocated a portion of VP Vista's assets to holdings of companies outside of the United States. This allocation detracted from portfolio returns, as international stocks generated weaker returns than the domestic market.

CONSUMER DISCRETIONARY, INFORMATION TECHNOLOGY LAGGED

The consumer discretionary group weighed on VP Vista's performance. Within the sector, video game retailer GameStop, which had enjoyed a robust video game cycle in past reporting periods, declined during the reporting period.
Although GameStop delivered healthy earnings levels and raised guidance, it fell victim to apparent investor concern that it would be adversely affected by the slowing economic environment.

The portfolio has benefited in the past from a stake in the hotels, restaurants and leisure group, where we focused on several casinos and makers of slot machines. These companies collectively suffered traffic declines in the reporting period and detracted from performance.

In the information technology sector, the portfolio held a stake in Apple, which had posted solid gains in the past, experiencing a surge in sales with the introduction of the iPhone. Apple provided lower guidance for the second quarter, and its share price slid 15%.

Top Ten Holdings as of June 30, 2008
                                      % of net       % of net
                                    assets as of   assets as of
                                       6/30/08       12/31/07
Flowserve Corp.                         4.0%           2.0%
Monsanto Co.                            3.0%           2.2%
SBA Communications Corp. Cl A           2.8%           2.2%
Weatherford International Ltd.          2.7%            --
Syngenta AG ORD                         2.6%            --
Petrohawk Energy Corp.                  2.6%            --
MasterCard Inc. Cl A                    2.4%           1.2%
Quanta Services, Inc.                   2.3%           2.1%
NII Holdings, Inc.                      2.2%           2.1%
Owens-Illinois Inc.                     2.1%           3.0%

* All fund returns referenced in this commentary are for Class I shares. Total returns for periods less than one year are not annualized.

------
5

VP Vista

HEALTH CARE HURT PERFORMANCE

Health care holdings also weighed on relative returns. Notably, biopharmaceutical company Onyx Pharmaceuticals detracted significantly from portfolio performance. Although the cancer therapy developer swung to a profit in the first quarter, its share price sank 36% as key executives exited the firm during the reporting period.

INDUSTRIALS WERE MIXED

Within the industrials sector, we maintained an overweight position in the aerospace and defense industry. Holdings within this group have contributed significantly to portfolio gains in the past, benefiting from a replacement cycle and expanding orders in global aviation. During the reporting period, this group lost ground amid market volatility and investor nervousness about rising oil prices. BE Aerospace, in particular, declined 56% and detracted from performance, although it delivered strong first quarter earnings and raised guidance for the full year.

Elsewhere in the industrials sector, the portfolio held an overweight position in machinery company Flowserve. A maker of pumps, seals, and valves to end users in the oil and gas, power, chemicals, and water industries, Flowserve was a key contributor to portfolio performance for the reporting period as its share price gained 43%.

MATERIALS CONTRIBUTED

Select holdings in the materials sector also reaped rewards from increased global demand for agriculture and corresponding rising commodities prices.
Here, we focused on chemicals companies, including Monsanto. The company, which is a producer of corn seed, benefited from escalating corn prices. Not a constituent of the benchmark, Monsanto was a substantial contributor to relative performance.

OUTLOOK

VP Vista's investment process focuses on medium-sized and smaller companies with accelerating earnings growth rates and share price momentum. We believe that active investing in such companies will generate outperformance over time compared with the Russell Midcap Growth Index.

We believe that our process works well, despite the current high levels of market volatility. We are confident in our current sector emphasis, and continue monitoring the market for any meaningful, sustainable changes in sector leadership.

Top Five Industries as of June 30, 2008
                                   % of net       % of net
                                 assets as of   assets as of
                                    6/30/08       12/31/07
Oil, Gas & Consumable Fuels          9.9%            --
Semiconductors &
Semiconductor Equipment              8.7%           4.1%
Chemicals                            7.5%           3.9%
Energy Equipment & Services          6.7%           4.9%
Machinery                            5.8%           5.2%

Types of Investments in Portfolio
                                   % of net        % of net
                                 assets as of    assets as of
                                   6/30/08         12/31/07
Domestic Common Stocks              84.9%           87.9%
Foreign Common Stocks(1)            12.9%            6.9%
TOTAL COMMON STOCKS                 97.8%           94.8%
Cash and Equivalents(2)              2.2%            5.2%

(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

(2) Includes temporary cash investments and other assets and liabilities.

------
6

SHAREHOLDER FEE EXAMPLE (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

               Beginning         Ending        Expenses Paid
             Account Value   Account Value    During Period*      Annualized
                 1/1/08         6/30/08      1/1/08 - 6/30/08   Expense Ratio*
ACTUAL

Class I          $1,000         $919.70            $4.82             1.01%

Class II         $1,000         $919.00            $5.53             1.16%

HYPOTHETICAL

Class I          $1,000        $1,019.84           $5.07             1.01%

Class II         $1,000        $1,019.10           $5.82             1.16%

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------
7

SCHEDULE OF INVESTMENTS
VP Vista

JUNE 30, 2008 (UNAUDITED)

Shares                                                               Value

Common Stocks -- 97.8%

AEROSPACE & DEFENSE -- 0.5%
     5,815  Precision Castparts Corp.                            $ 560,392
                                                              ------------
AUTO COMPONENTS -- 0.6%
    57,991  ArvinMeritor, Inc.                                     723,728
                                                              ------------
BIOTECHNOLOGY -- 3.0%
    21,113  Alexion Pharmaceuticals Inc.(1)                      1,530,693
    44,445  BioMarin Pharmaceutical Inc.(1)                      1,288,016
    23,047  CSL Ltd. ORD                                           788,756
                                                              ------------
                                                                 3,607,465
                                                              ------------
CAPITAL MARKETS -- 0.7%
     3,130  BlackRock, Inc.                                        554,010
    10,127  FCStone Group, Inc.(1)                                 282,847
                                                              ------------
                                                                   836,857
                                                              ------------
CHEMICALS -- 7.5%
    15,957  Intrepid Potash, Inc.(1)                             1,049,651
    27,765  Monsanto Co.                                         3,510,606
     8,328  Mosaic Co. (The)(1)                                  1,205,062
     9,595  Syngenta AG ORD                                      3,125,583
                                                              ------------
                                                                 8,890,902
                                                              ------------
COMMERCIAL BANKS -- 0.8%
    10,778  Credicorp Ltd.                                         885,089
                                                              ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.8%
    14,618  FTI Consulting, Inc.(1)                              1,000,748
                                                              ------------
COMPUTERS & PERIPHERALS -- 0.6%
     4,147  Apple Inc.(1)                                          694,374
                                                              ------------
CONSTRUCTION & ENGINEERING -- 5.1%
    33,187  Foster Wheeler Ltd.(1)                               2,427,629
    83,570  Quanta Services, Inc.(1)                             2,780,374
    14,244  Shaw Group Inc. (The)(1)                               880,137
                                                              ------------
                                                                 6,088,140
                                                              ------------
CONTAINERS & PACKAGING -- 2.1%
    60,246  Owens-Illinois Inc.(1)                               2,511,656
                                                              ------------
DISTRIBUTORS -- 1.6%
    25,046  Central European Distribution Corp.(1)               1,857,161
                                                              ------------
DIVERSIFIED CONSUMER SERVICES -- 1.9%
     8,633  Corinthian Colleges Inc.(1)                            100,229
    12,971  DeVry Inc.                                             695,505
    10,799  ITT Educational Services Inc.(1)                       892,322
     2,820  Strayer Education, Inc.                                589,577
                                                              ------------
                                                                 2,277,633
                                                              ------------

Shares                                                               Value

ELECTRICAL EQUIPMENT -- 3.6%
    19,275  American Superconductor Corp.(1)                     $ 691,009
     7,841  Energy Conversion Devices Inc.(1)                      577,411
     4,705  First Solar Inc.(1)                                  1,283,619
    28,011  JA Solar Holdings Co., Ltd. ADR(1)                     471,985
     9,076  Vestas Wind Systems AS ORD(1)                        1,188,447
                                                              ------------
                                                                 4,212,471
                                                              ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
    21,546  Molex Inc.                                             525,938
                                                              ------------
ENERGY EQUIPMENT & SERVICES -- 6.7%
     5,115  Atwood Oceanics Inc.(1)                                635,999
    23,158  Dresser-Rand Group Inc.(1)                             905,478
    15,707  Helmerich & Payne, Inc.                              1,131,218
    55,107  Patterson-UTI Energy Inc.                            1,986,056
    65,523  Weatherford International Ltd.(1)                    3,249,285
                                                              ------------
                                                                 7,908,036
                                                              ------------
HEALTH CARE PROVIDERS & SERVICES -- 3.3%
    28,152  Express Scripts, Inc.(1)                             1,765,693
    46,350  Medco Health Solutions Inc.(1)                       2,187,720
                                                              ------------
                                                                 3,953,413
                                                              ------------
HOTELS, RESTAURANTS & LEISURE -- 0.7%
    18,985  Panera Bread Co. Cl A(1)                               878,246
                                                              ------------
HOUSEHOLD DURABLES -- 0.6%
    14,280  Gafisa SA ADR                                          490,804
     7,752  Tupperware Brands Corp.                                265,273
                                                              ------------
                                                                   756,077
                                                              ------------
INDUSTRIAL CONGLOMERATES -- 1.1%
    21,075  McDermott International, Inc.(1)                     1,304,332
                                                              ------------
INSURANCE -- 1.4%
    27,035  Aflac Inc.                                           1,697,798
                                                              ------------
INTERNET & CATALOG RETAIL -- 0.4%
     4,031  priceline.com Inc.(1)                                  465,419
                                                              ------------
INTERNET SOFTWARE & SERVICES -- 1.1%
    19,957  Mercadolibre Inc.(1)                                   688,317
    15,942  VeriSign, Inc.(1)                                      602,608
                                                              ------------
                                                                 1,290,925
                                                              ------------
IT SERVICES -- 2.4%
    10,678  MasterCard Inc. Cl A                                 2,835,223
                                                              ------------

------
8

VP Vista

Shares                                                               Value

LIFE SCIENCES TOOLS & SERVICES -- 2.7%
     7,621  Invitrogen Corp.(1)                                  $ 299,200
    22,948  PAREXEL International Corp.(1)                         603,762
    41,425  Thermo Fisher Scientific Inc.(1)                     2,308,616
                                                              ------------
                                                                 3,211,578
                                                              ------------
MACHINERY -- 5.8%
    27,810  Bucyrus International, Inc.                          2,030,686
    35,148  Flowserve Corp.                                      4,804,732
                                                              ------------
                                                                 6,835,418
                                                              ------------
METALS & MINING -- 4.0%
    12,689  Cia Siderurgica Nacional SA ADR                        563,518
    16,164  Cleveland-Cliffs Inc.                                1,926,588
    18,193  Mechel OAO ADR                                         901,281
    29,281  Timminco Ltd. ORD(1)                                   785,861
     3,164  United States Steel Corp.                              584,644
                                                              ------------
                                                                 4,761,892
                                                              ------------
MULTILINE RETAIL -- 2.0%
    37,802  Big Lots, Inc.(1)                                    1,180,934
    35,136  Dollar Tree, Inc.(1)                                 1,148,596
                                                              ------------
                                                                 2,329,530
                                                              ------------
OIL, GAS & CONSUMABLE FUELS -- 9.9%
    19,156  Alpha Natural Resources, Inc.(1)                     1,997,779
    16,248  CONSOL Energy Inc.                                   1,825,788
     4,242  Continental Resources, Inc.(1)                         294,055
     7,989  Foundation Coal Holdings, Inc.                         707,666
     5,807  Penn Virginia Corp.                                    437,964
    67,117  Petrohawk Energy Corp.(1)                            3,108,188
    16,164  Quicksilver Resources Inc.(1)                          624,577
     4,618  SandRidge Energy, Inc.(1)                              298,230
    20,079  Southwestern Energy Co.(1)                             955,961
    12,408  Ultra Petroleum Corp.(1)                             1,218,466
     2,976  Whiting Petroleum Corp.(1)                             315,694
                                                              ------------
                                                                11,784,368
                                                              ------------
ROAD & RAIL -- 2.2%
    18,289  CSX Corp.                                            1,148,732
    19,580  Kansas City Southern Industries, Inc.(1)               861,324
     7,853  Union Pacific Corp.                                    592,902
                                                              ------------
                                                                 2,602,958
                                                              ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 8.7%
    53,340  Altera Corp.                                         1,104,138
    30,346  Applied Materials, Inc.                                579,305
    42,819  Broadcom Corp. Cl A(1)                               1,168,531

Shares                                                               Value

    16,432  Linear Technology Corp.                              $ 535,190
    66,167  Marvell Technology Group Ltd.(1)                     1,168,509
    34,578  MEMC Electronic Materials Inc.(1)                    2,127,929
    47,385  Microsemi Corp.(1)                                   1,193,154
   138,490  PMC-Sierra, Inc.(1)                                  1,059,449
    27,394  Teradyne, Inc.(1)                                      303,252
    43,676  Xilinx, Inc.                                         1,102,819
                                                              ------------
                                                                10,342,276
                                                              ------------
SOFTWARE -- 3.4%
    59,554  Activision, Inc.(1)                                  2,029,005
    16,492  McAfee Inc.(1)                                         561,223
     1,100  Nintendo Co., Ltd. ORD                                 621,428
    12,793  salesforce.com, inc.(1)                                872,866
                                                              ------------
                                                                 4,084,522
                                                              ------------
SPECIALTY RETAIL -- 4.2%
    21,469  AnnTaylor Stores Corp.(1)                              514,397
    27,385  Children's Place Retail Stores, Inc. (The)(1)          988,599
    17,261  GameStop Corp. Cl A(1)                                 697,344
    11,164  Guess?, Inc.                                           418,092
    32,703  Ross Stores, Inc.                                    1,161,611
    37,965  Urban Outfitters Inc.(1)                             1,184,128
                                                              ------------
                                                                 4,964,171
                                                              ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.9%
    16,690  Coach Inc.(1)                                          482,007
     4,374  Deckers Outdoor Corp.(1)                               608,861
    17,543  Hanesbrands Inc.(1)                                    476,117
    19,345  Phillips-Van Heusen Corp.                              708,414
                                                              ------------
                                                                 2,275,399
                                                              ------------
THRIFTS & MORTGAGE FINANCE -- 0.5%
    33,634  Hudson City Bancorp, Inc.                              561,015
                                                              ------------
WIRELESS TELECOMMUNICATION SERVICES -- 5.5%
    28,875  MetroPCS Communications, Inc.(1)                       511,376
    54,663  NII Holdings, Inc.(1)                                2,595,946
    93,604  SBA Communications Corp. Cl A(1)                     3,370,680
                                                              ------------
                                                                 6,478,002
                                                              ------------
TOTAL COMMON STOCKS
(Cost $93,895,487)                                             115,993,152
                                                              ------------

------
9

VP Vista

                                                                     Value

Temporary Cash Investments -- 2.4%

Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by
various U.S. Treasury obligations, 3.875%,
1/15/09, valued at $2,958,710), in a joint
trading account at 1.70%, dated 6/30/08,
due 7/1/08 (Delivery value $2,900,137)
(Cost $2,900,000)                                              $ 2,900,000
                                                              ------------

                                                                     Value

TOTAL INVESTMENT SECURITIES -- 100.2%
(Cost $96,795,487)                                            $118,893,152
                                                              ------------
OTHER ASSETS AND LIABILITIES -- (0.2)%                           (230,777)
                                                              ------------
TOTAL NET ASSETS -- 100.0%                                    $118,662,375
                                                              ============

Forward Foreign Currency Exchange Contracts
     Contracts to Sell       Settlement Date      Value     Unrealized Gain (Loss)

      736,561  AUD for USD       7/31/08        $ 703,098          $ (963)

      757,646  CAD for USD       7/31/08         742,572            6,049

    2,817,331  CHF for USD       7/31/08        2,763,282          (18,950)

    5,244,113  DKK for USD       7/31/08        1,105,675           (560)

   54,275,086  JPY for USD       7/31/08         512,757           (5,691)
                                               ----------         ---------
                                               $5,827,384         $(20,115)
                                               ==========         =========
(Value on Settlement Date $5,807,269)

Notes to Schedule of Investments

ADR = American Depositary Receipt

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

DKK = Danish Krone

JPY = Japanese Yen

ORD = Foreign Ordinary Share

USD = United States Dollar

(1) Non-income producing.

See Notes to Financial Statements.

------
10

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)
ASSETS

Investment securities, at value (cost of $96,795,487)                 $118,893,152

Receivable for investments sold                                          1,902,080

Receivable for forward foreign currency exchange contracts                   6,049

Dividends and interest receivable                                           45,261
                                                                      ------------
                                                                       120,846,542
                                                                      ------------

LIABILITIES

Disbursements in excess of demand deposit cash                              90,091

Payable for investments purchased                                        1,965,706

Payable for forward foreign currency exchange contracts                     26,164

Accrued management fees                                                     95,537

Distribution fees payable                                                    6,669
                                                                      ------------
                                                                         2,184,167
                                                                      ------------

NET ASSETS                                                            $118,662,375
                                                                      ============

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                               $100,176,933

Accumulated net investment loss                                          (268,083)

Accumulated net realized loss on investment and foreign currency
transactions                                                           (3,324,445)

Net unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                            22,077,970
                                                                      ------------
                                                                      $118,662,375
                                                                      ============

CLASS I, $0.01 PAR VALUE

Net assets                                                             $85,541,122

Shares outstanding                                                       4,437,305

Net asset value per share                                                   $19.28

CLASS II, $0.01 PAR VALUE

Net assets                                                             $33,121,253

Shares outstanding                                                       1,726,057

Net asset value per share                                                   $19.19

See Notes to Financial Statements.

------
11

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
INVESTMENT INCOME (LOSS)

INCOME:

Dividends (net of foreign taxes withheld of $9,790)                      $ 254,515

Interest                                                                    29,365
                                                                     -------------
                                                                           283,880
                                                                     -------------

EXPENSES:

Management fees                                                            551,823

Distribution fees -- Class II                                               36,197

Directors' fees and expenses                                                 1,546

Other expenses                                                               3,661
                                                                     -------------
                                                                           593,227
                                                                     -------------

NET INVESTMENT INCOME (LOSS)                                             (309,347)
                                                                     -------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions                                                (1,070,313)

Foreign currency transactions                                            (398,674)
                                                                     -------------
                                                                       (1,468,987)
                                                                     -------------

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

Investments                                                           (11,192,961)

Translation of assets and liabilities in foreign currencies                 42,361
                                                                     -------------
                                                                      (11,150,600)
                                                                     -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                               (12,619,587)
                                                                     -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $(12,928,934)
                                                                     =============

See Notes to Financial Statements.

------
12

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2007
Increase (Decrease) in Net Assets                              2008           2007

OPERATIONS

Net investment income (loss)                            $ (309,347)    $ (516,898)

Net realized gain (loss)                                (1,468,987)      5,202,610

Change in net unrealized appreciation (depreciation)   (11,150,600)     25,583,041
                                                       ------------   ------------
Net increase (decrease) in net assets resulting
from operations                                        (12,928,934)     30,268,753
                                                       ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net realized gains:

 Class I                                                (3,694,027)             --

 Class II                                               (1,226,895)             --
                                                       ------------   ------------
Decrease in net assets from distributions               (4,920,922)             --
                                                       ------------   ------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from capital
share transactions                                      (6,113,060)     49,070,963
                                                       ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS                  (23,962,916)     79,339,716

NET ASSETS

Beginning of period                                     142,625,291     63,285,575
                                                       ------------   ------------
End of period                                          $118,662,375   $142,625,291
                                                       ============   ============

Accumulated undistributed net investment income
(loss)                                                   $(268,083)        $41,264
                                                      ============   ============

See Notes to Financial Statements.

------
13

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc., (the corporation)
is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Vista Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940
Act. The fund's investment objective is to seek long-term capital growth. The fund pursues its objective by investing in medium-sized and smaller companies that the investment advisor believes will increase in value over time. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.
Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

------
14

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2004. At this time, management has not identified any uncertain tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The fund has elected to treat $(1,446,047) and $(10,571) of net capital and foreign currency losses, respectively, incurred in the two-month period ended
December 31, 2007, as having been incurred in the following fiscal year for federal income tax purposes.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

------
15

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The effective annual management fee for each class of the fund for the six months ended June 30, 2008 was 1.00% and 0.90% for Class I and Class II, respectively.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master
Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940
Act. The plan provides that Class II will pay American Century Investment
Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2008, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). JPMIM is
a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. JPMorgan Chase Bank (JPMCB) is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2008 were $103,746,778 and
$110,676,205, respectively.

As of June 30, 2008, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments                          $97,355,471
                                                         ===========
Gross tax appreciation of investments                    $24,050,670

Gross tax depreciation of investments                    (2,512,989)
                                                         -----------
Net tax appreciation (depreciation) of investments       $21,537,681
                                                         ===========

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

------
16

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                        Six months ended June 30,2008   Year ended December 31, 2007

                               Shares          Amount        Shares         Amount
CLASS I/SHARES
AUTHORIZED                 50,000,000                    50,000,000
                          ===========                   ===========
Sold                        1,321,347    $ 25,318,544     5,330,098   $103,272,469

Issued in reinvestment
of distributions              214,769       3,694,027            --             --

Redeemed                  (1,830,957)    (34,276,258)   (4,428,334)   (85,490,653)
                          -----------    ------------   -----------   ------------
                            (294,841)     (5,263,687)       901,764     17,781,816
                          -----------    ------------   -----------   ------------

CLASS II/SHARES
AUTHORIZED                 50,000,000                    50,000,000
                          ===========                   ===========
Sold                          556,317      10,597,066     1,815,989     36,157,145

Issued in reinvestment
of distributions               71,623       1,226,895            --             --

Redeemed                    (657,988)    (12,673,334)     (250,153)    (4,867,998)
                          -----------    ------------   -----------   ------------
                             (30,048)       (849,373)     1,565,836     31,289,147
                          -----------    ------------   -----------   ------------
Net increase (decrease)     (324,889)    $(6,113,060)     2,467,600   $ 49,070,963
                          ===========    ============   ===========   ============

5. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of June 30,
2008:

                                                           Unrealized Gain (Loss)
                                            Value of                 on
                                           Investment          Other Financial
          Valuation Inputs                 Securities           Instruments*
Level 1 -- Quoted Prices                     $109,483,077                       --
Level 2 -- Other Significant
Observable Inputs                               9,410,075                $(20,115)
Level 3 -- Significant Unobservable
Inputs                                                 --                       --
                                             ------------                ---------
                                             $118,893,152                $(20,115)
                                             ============                =========
* Includes forward foreign currency exchange contracts.

6. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with Bank of America,
N.A. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the six months ended June 30, 2008.

------
17

7. RISK FACTORS

The fund's investment process may result in high portfolio turnover, high commission costs and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk. There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

8. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 does not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

------
18

FINANCIAL HIGHLIGHTS
VP Vista

Class I
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
                      2008(1)        2007        2006        2005        2004      2003
PER-SHARE DATA

Net Asset
Value,
Beginning of
Period                 $22.00      $15.74      $14.49      $13.40      $11.59     $8.15
                     --------    --------    --------    --------    --------    ------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)             (0.05)(2)   (0.09)(2)   (0.05)(2)   (0.05)(2)   (0.01)(2)    (0.05)

 Net Realized
 and
 Unrealized
 Gain (Loss)           (1.82)        6.35        1.35        1.14        1.82      3.49
                     --------    --------    --------    --------    --------    ------
 Total From
 Investment
 Operations            (1.87)        6.26        1.30        1.09        1.81      3.44
                     --------    --------    --------    --------    --------    ------
Distributions

 From Net
 Realized
 Gains                 (0.85)          --      (0.05)          --          --        --
                     --------    --------    --------    --------    --------    ------
Net Asset
Value, End of
Period                 $19.28      $22.00      $15.74      $14.49      $13.40    $11.59
                     ========    ========    ========    ========    ========    ======

TOTAL RETURN(3)       (8.03)%      39.77%       9.01%       8.13%      15.62%    42.21%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets               1.01%(4)       1.01%       1.00%       1.01%       1.00%     1.00%

Ratio of Net
Investment
Income (Loss)
to Average Net
Assets             (0.51)%(4)     (0.51)%     (0.31)%     (0.40)%     (0.05)%   (0.58)%

Portfolio
Turnover Rate             93%        147%        215%        276%        252%      262%

Net Assets, End
of Period (in
thousands)            $85,541    $104,126     $60,297     $16,863      $9,612    $2,206

(1) Six months ended June 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
19

VP Vista

Class II
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
                                           2008(1)     2007      2006      2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period        $21.92   $15.71    $14.48       $12.56
                                            ------   ------    ------       ------
Income From Investment Operations

 Net Investment Income (Loss)(3)            (0.06)   (0.15)    (0.07)       (0.05)

 Net Realized and Unrealized
 Gain (Loss)                                (1.82)     6.36      1.35         1.97
                                            ------   ------    ------       ------
 Total From Investment
 Operations                                 (1.88)     6.21      1.28         1.92
                                            ------   ------    ------       ------
Distributions

 From Net Realized Gains                    (0.85)       --    (0.05)           --
                                            ------   ------    ------       ------
Net Asset Value, End of Period              $19.19   $21.92    $15.71       $14.48
                                            ======   ======    ======       ======

TOTAL RETURN(4)                            (8.10)%   39.53%     8.88%       15.29%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
Average Net Assets                        1.16%(5)    1.16%     1.15%     1.16%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets            (0.66)%(5)  (0.66)%   (0.46)%   (0.55)%(5)

Portfolio Turnover Rate                        93%     147%      215%      276%(6)

Net Assets, End of Period (in
thousands)                                 $33,121  $38,499    $2,988       $1,250

(1) Six months ended June 30, 2008 (unaudited).

(2) April 29, 2005 (commencement of sale) through December 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended December 31, 2005.

See Notes to Financial Statements.

------
20

APPROVAL OF MANAGEMENT AGREEMENT
VP Vista

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century Investments, this process is referred to as the
"15(c) Process." As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning the VP Vista Fund (the "fund") and the services provided to the fund under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund;

* reports on the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* information about the compliance policies, procedures, and regulatory experience of the advisor;

* data comparing the cost of owning the fund to the cost of owning a similar fund;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The board also had the benefit of the advice of its independent counsel throughout the period.

------
21

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. In connection with their review of the fund, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of the services provided by the advisor have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided to the fund is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments and liquidity. In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems

------
22

to conduct their business. At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the fund. The Directors also review detailed performance information during the 15(c) Process comparing the fund's performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The fund's performance for both the one-
and three-year periods was above the median for its peer group.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The board concluded that the advisor's profits were reasonable in light of the services provided to the fund.

ETHICS. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically.
They noted that the advisor's practices generally meet or exceed industry best practices.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various functions to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

------
23

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel).
Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the
Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was slightly above the median of the total expense ratios of its peer group. The board concluded that the management fee paid by the fund to the advisor was reasonable in light of the services provided to the fund.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The
Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the fund to determine breakpoints in the fund's fee schedule, provided they are managed using the same investment team and strategy.

------
24

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the board, including all of the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
25

ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment
Professionals) and, upon request, by calling 1-800-378-9878.

------
26

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 1000® GROWTH INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000® VALUE INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000® GROWTH INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000® VALUE INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP® GROWTH INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP® VALUE INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

------
27

NOTES

------
28

[back cover]

[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE . . . . . . . . . . . . . . . .          1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES. . . . . .          1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF . . . . . . . . . .          1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0808
CL-SAN-61147

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)  The  schedule  of  investments  is  included  as  part  of  the  report  to stockholders filed under Item 1 of this Form.

(b)  Not applicable.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred  during the  registrant's  second fiscal quarter of the period  covered  by this  report  that  have  materially  affected,  or are reasonably likely to materially affect,  the registrant's  internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)   Not applicable for semiannual report filings.

(a)(2)   Separate certifications by the registrant's principal executive officer and  principal  financial  officer,  pursuant  to  Section  302  of the
         Sarbanes-Oxley  Act of 2002  and Rule  30a-2(a)  under  the  Investment
         Company  Act  of  1940,  are  filed  and  attached  hereto  as  Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's  chief executive  officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

By:      /s/  Jonathan S. Thomas
         --------------------------------------------------
         Name:      Jonathan S. Thomas
         Title:     President

Date:    August 15, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         ---------------------------------------------------
         Name:      Jonathan S. Thomas
         Title:     President
                    (principal executive officer)

Date:    August 15, 2008

By:      /s/  Robert J. Leach
         ---------------------------------------------------
         Name:      Robert J. Leach
         Title:     Vice President, Treasurer, and
                    Chief Financial Officer
                    (principal financial officer)

Date:    August 15, 2008